UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-01545
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Balanced Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Balanced Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	17

Officers and Trustees	20

Important Notices	21

Eaton Vance
Balanced Fund
June 30, 2011
Portfolio Managers Charles Gaffney; Thomas H. Luster, CFA; Bernard Scozzafava, CFA
Performance1

	Class A	Class B	Class C
Symbol	EVIFX	EMIFX	ECIFX
Inception Date	4/1/32	11/2/93	11/2/93

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.06	3.67	3.66
One Year	19.28	18.37	18.28
Five Years	4.66	3.87	3.89
Ten Years	4.55	3.76	3.78

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-1.87	-1.33	2.66
One Year	12.46	13.37	17.28
Five Years	3.43	3.52	3.89
Ten Years	3.93	3.76	3.78

% Maximum Sales Charge	Class A	Class B	Class C

	5.75	5.00	1.00

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C

	1.19	1.94	1.94

Comparative Performance[3]			% Return

S&P 500 Index

Six Months			6.02
One Year			30.69
Five Years			2.94
Ten Years			2.72

Barclays Capital U.S. Aggregate Index

Six Months			2.72
One Year			3.90
Five Years			6.52
Ten Years			5.74

Lipper Mixed-Asset Target Allocation Growth Funds Average*

Six Months			4.58
One Year			23.36
Five Years			3.80
Ten Years			4.28

* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Balanced Fund
June 30, 2011
Fund Profile4

Asset Allocation (% of total investments)4

Fixed-Income Investments - Allocation (% of total investments)4

Equity Investments - Sector Weightings (% of total investments)4

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Balanced Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital U.S. Aggregate Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Fund invests in one or more affiliated investment companies (“Portfolios”). Investments in Large-Cap Core Research Portfolio represented approximately 66% of the Fund’s net assets, while Investment Grade Income Portfolio represented approximately 34% of the Fund’s net assets. References to investments are to the Fund’s pro-rated share of the aggregate holdings of each Portfolio, reduced by the Eaton Vance Cash Collateral Fund balance, which is maintained pursuant to Investment Grade Income Portfolio’s securities lending program.
Fund profile subject to change due to active management.

4

Eaton Vance
Balanced Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class A	$1,000.00	$1,040.60	$5.67	1.12%
Class B	$1,000.00	$1,036.70	$9.44	1.87%
Class C	$1,000.00	$1,036.60	$9.44	1.87%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.20	$5.61	1.12%
Class B	$1,000.00	$1,015.50	$9.35	1.87%
Class C	$1,000.00	$1,015.50	$9.35	1.87%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance
Balanced Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investment in Investment Grade Income Portfolio, at value (identified cost, $74,146,969)	$75,020,058
Investment in Large-Cap Core Research Portfolio, at value (identified cost, $119,945,248)	142,771,318
Receivable for Fund shares sold	77,701

Total assets	$217,869,077

Liabilities

Payable for Fund shares redeemed	$229,055
Payable to affiliates:
Distribution and service fees	72,677
Trustees’ fees	125
Accrued expenses	66,392

Total liabilities	$368,249

Net Assets	$217,500,828

Sources of Net Assets

Paid-in capital	$209,609,564
Accumulated net realized loss from Portfolios	(15,979,812)
Accumulated undistributed net investment income	171,917
Net unrealized appreciation from Portfolios	23,699,159

Total	$217,500,828

Class A Shares

Net Assets	$171,356,358
Shares Outstanding	23,934,281
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$7.16
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$7.60

Class B Shares

Net Assets	$15,139,622
Shares Outstanding	2,113,340
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.16

Class C Shares

Net Assets	$31,004,848
Shares Outstanding	4,309,989
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$7.19

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Balanced Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Interest allocated from Portfolios	$1,579,153
Dividends allocated from Portfolios (net of foreign taxes, $23,924)	1,467,375
Securities lending income allocated from Portfolios, net	2,955
Expenses allocated from Portfolios	(749,814)

Total investment income from Portfolios	$2,299,669

Expenses

Distribution and service fees
Class A	$218,641
Class B	77,507
Class C	158,241
Trustees’ fees and expenses	250
Custodian fee	20,625
Transfer and dividend disbursing agent fees	130,383
Legal and accounting services	21,987
Printing and postage	19,923
Registration fees	21,507
Miscellaneous	5,462

Total expenses	$674,526

Net investment income	$1,625,143

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —
Investment transactions	$7,471,050
Swap contracts	(2,252)
Foreign currency transactions	(4,720)

Net realized gain	$7,464,078

Change in unrealized appreciation (depreciation) —
Investments	$(329,890)
Swap contracts	52,462
Foreign currency	(114)

Net change in unrealized appreciation (depreciation)	$(277,542)

Net realized and unrealized gain	$7,186,536

Net increase in net assets from operations	$8,811,679

See Notes to Financial Statements.
7

Eaton Vance
Balanced Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$1,625,143	$2,912,329
Net realized gain from investment transactions, written options, swap contracts and foreign currency transactions	7,464,078	720,474
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency	(277,542)	15,112,348

Net increase in net assets from operations	$8,811,679	$18,745,151

Distributions to shareholders —
From net investment income
Class A	$(1,508,908)	$(2,738,202)
Class B	(73,549)	(129,293)
Class C	(153,538)	(242,293)

Total distributions to shareholders	$(1,735,995)	$(3,109,788)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,909,738	$15,689,997
Class B	1,501,191	2,481,889
Class C	4,471,866	4,988,693
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,155,304	2,129,343
Class B	53,721	101,750
Class C	127,593	199,453
Cost of shares redeemed
Class A	(21,936,085)	(50,551,585)
Class B	(1,786,709)	(3,825,751)
Class C	(6,180,856)	(10,721,780)
Net asset value of shares exchanged
Class A	1,116,461	2,772,115
Class B	(1,116,461)	(2,772,115)

Net decrease in net assets from Fund share transactions	$(13,684,237)	$(39,507,991)

Net decrease in net assets	$(6,608,553)	$(23,872,628)

Net Assets

At beginning of period	$224,109,381	$247,982,009

At end of period	$217,500,828	$224,109,381

Accumulated undistributed net investment income included in net assets

At end of period	$171,917	$282,769

See Notes to Financial Statements.
8

Eaton Vance
Balanced Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009		2008	2007		2006

Net asset value — Beginning of period	$6.940		$6.470	$5.350		$7.960	$7.600		$6.900

Income (Loss) From Operations

Net investment income(1)	$0.057		$0.093	$0.089		$0.135	$0.137		$0.123
Net realized and unrealized gain (loss)	0.225		0.477	1.124		(2.479)	1.067		0.866

Total income (loss) from operations	$0.282		$0.570	$1.213		$(2.344)	$1.204		$0.989

Less Distributions

From net investment income	$(0.062)		$(0.100)	$(0.093)		$(0.133)	$(0.158)		$(0.117)
From net realized gain	—		—	—		(0.133)	(0.686)		(0.172)

Total distributions	$(0.062)		$(0.100)	$(0.093)		$(0.266)	$(0.844)		$(0.289)

Net asset value — End of period	$7.160		$6.940	$6.470		$5.350	$7.960		$7.600

Total Return(2)	4.06	%(3)	8.92%	22.99%		(30.27)%	16.10%		14.47%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$171,356		$176,533	$194,130		$181,381	$223,779		$163,835
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.12	%(6)	1.19%	1.23%		1.14%	1.15	%(7)	1.18	%(7)
Net investment income	1.62	%(6)	1.42%	1.57%		1.96%	1.69%		1.69%
Portfolio Turnover of the Fund(8)	2	%(3)	1%	96%		22%	12%		7%
Portfolio Turnover of Capital Growth Portfolio	—		—	—		293%	175%		158%
Portfolio Turnover of Investment Grade Income Portfolio	54	%(3)	91%	94%		70%	130%		93%
Portfolio Turnover of Large-Cap Value Portfolio	—		—	56%		61%	35%		52%
Portfolio Turnover of Large-Cap Core Research Portfolio	30	%(3)	44%	10	%(9)	—	—		—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser voluntarily waived a portion of its investment adviser fee on one or more Portfolios. Had such actions not been taken, the ratios would have been the same.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	For the period from the commencement of operations, November 1, 2009, to December 31, 2009.

See Notes to Financial Statements.
9

Eaton Vance
Balanced Fund

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009		2008	2007		2006

Net asset value — Beginning of period	$6.940		$6.480	$5.360		$7.960	$7.600		$6.900

Income (Loss) From Operations

Net investment income(1)	$0.031		$0.044	$0.047		$0.083	$0.076		$0.067
Net realized and unrealized gain (loss)	0.223		0.466	1.122		(2.469)	1.068		0.867

Total income (loss) from operations	$0.254		$0.510	$1.169		$(2.386)	$1.144		$0.934

Less Distributions

From net investment income	$(0.034)		$(0.050)	$(0.049)		$(0.081)	$(0.098)		$(0.062)
From net realized gain	—		—	—		(0.133)	(0.686)		(0.172)

Total distributions	$(0.034)		$(0.050)	$(0.049)		$(0.214)	$(0.784)		$(0.234)

Net asset value — End of period	$7.160		$6.940	$6.480		$5.360	$7.960		$7.600

Total Return(2)	3.67	%(3)	7.92%	22.01%		(30.68)%	15.24%		13.60%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,140		$15,982	$18,889		$20,127	$33,911		$31,414
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.87	%(6)	1.94%	1.98%		1.90%	1.90	%(7)	1.93	%(7)
Net investment income	0.87	%(6)	0.67%	0.83%		1.19%	0.94%		0.92%
Portfolio Turnover of the Fund(8)	2	%(3)	1%	96%		22%	12%		7%
Portfolio Turnover of Capital Growth Portfolio	—		—	—		293%	175%		158%
Portfolio Turnover of Investment Grade Income Portfolio	54	%(3)	91%	94%		70%	130%		93%
Portfolio Turnover of Large-Cap Value Portfolio	—		—	56%		61%	35%		52%
Portfolio Turnover of Large-Cap Core Research Portfolio	30	%(3)	44%	10	%(9)	—	—		—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser voluntarily waived a portion of its investment adviser fee on one or more Portfolios. Had such actions not been taken, the ratios would have been the same.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	For the period from the commencement of operations, November 1, 2009, to December 31, 2009.

See Notes to Financial Statements.
10

Eaton Vance
Balanced Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009		2008	2007		2006

Net asset value — Beginning of period	$6.970		$6.490	$5.370		$7.980	$7.620		$6.910

Income (Loss) From Operations

Net investment income(1)	$0.031		$0.044	$0.047		$0.084	$0.076		$0.069
Net realized and unrealized gain (loss)	0.224		0.486	1.122		(2.480)	1.068		0.875

Total income (loss) from operations	$0.255		$0.530	$1.169		$(2.396)	$1.144		$0.944

Less Distributions

From net investment income	$(0.035)		$(0.050)	$(0.049)		$(0.081)	$(0.098)		$(0.062)
From net realized gain	—		—	—		(0.133)	(0.686)		(0.172)

Total distributions	$(0.035)		$(0.050)	$(0.049)		$(0.214)	$(0.784)		$(0.234)

Net asset value — End of period	$7.190		$6.970	$6.490		$5.370	$7.980		$7.620

Total Return(2)	3.66	%(3)	8.21%	21.98%		(30.72)%	15.20%		13.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,005		$31,594	$34,963		$32,925	$29,286		$16,480
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.87	%(6)	1.94%	1.98%		1.90%	1.90	%(7)	1.93	%(7)
Net investment income	0.88	%(6)	0.67%	0.83%		1.23%	0.94%		0.95%
Portfolio Turnover of the Fund(8)	2	%(3)	1%	96%		22%	12%		7%
Portfolio Turnover of Capital Growth Portfolio	—		—	—		293%	175%		158%
Portfolio Turnover of Investment Grade Income Portfolio	54	%(3)	91%	94%		70%	130%		93%
Portfolio Turnover of Large-Cap Value Portfolio	—		—	56%		61%	35%		52%
Portfolio Turnover of Large-Cap Core Research Portfolio	30	%(3)	44%	10	%(9)	—	—		—

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser voluntarily waived a portion of its investment adviser fee on one or more Portfolios. Had such actions not been taken, the ratios would have been the same.
(8)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.
(9)	For the period from the commencement of operations, November 1, 2009, to December 31, 2009.

See Notes to Financial Statements.
11

Eaton Vance
Balanced Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Balanced Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide current income and long-term capital growth. The Fund currently pursues its objective by investing all of its investable assets in interests in the following two portfolios managed by Eaton Vance Management (EVM) or its affiliates: Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (54.9% and 60.8%, respectively, at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

12

Eaton Vance
Balanced Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $22,607,579 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

13

Eaton Vance
Balanced Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

3 Transactions with Affiliates

The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended June 30, 2011, the Fund’s allocated portion of the adviser fees paid by the Portfolios amounted to $649,481 or 0.59% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is calculated at an annual rate not exceeding 0.10% of the Fund’s average daily net assets. EVM has contractually agreed to reduce its administration fee to the extent the combined adviser and administration fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007. Such contractual fee reduction cannot be terminated or decreased without Trustee and shareholder approval. For the six months ended June 30, 2011, the administration fee was fully reduced. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $7,311 in sub-transfer agent fees. The Fund was informed that EVD received $15,075 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $218,641 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $58,130 and $118,681 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $290,000 and $4,419,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $19,377 and $39,560 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $18,000 and $2,000 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

14

Eaton Vance
Balanced Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Investment Grade Income Portfolio	$3,131,677	$2,163,526
Large-Cap Core Research Portfolio	444,746	17,162,307

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	1,249,125	2,384,987
Issued to shareholders electing to receive payments of distributions in Fund shares	162,323	328,466
Redemptions	(3,074,210)	(7,697,398)
Exchange from Class B shares	156,383	421,619

Net decrease	(1,506,379)	(4,562,326)

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	210,884	377,719
Issued to shareholders electing to receive payments of distributions in Fund shares	7,540	15,748
Redemptions	(250,633)	(586,162)
Exchange to Class A shares	(156,411)	(421,567)

Net decrease	(188,620)	(614,262)

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	625,514	755,564
Issued to shareholders electing to receive payments of distributions in Fund shares	17,833	30,690
Redemptions	(864,913)	(1,639,027)

Net decrease	(221,566)	(852,773)

15

Eaton Vance
Balanced Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At June 30, 2011 and December 31, 2010, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

16

Eaton Vance
Balanced Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

17

Eaton Vance
Balanced Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio (the “Portfolios”), the portfolios in which Eaton Vance Balanced Fund (the “Fund”) invests, each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Portfolios by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. For Investment Grade Income Portfolio, the Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds, including the Adviser’s in-house research capabilities. For Large-Cap Core Research Portfolio, the Board noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2010 for the Fund. The Board also considered the performance of the underlying Portfolios. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

18

Eaton Vance
Balanced Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolios and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered that the Adviser waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

19

Eaton Vance
Balanced Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Balanced Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Balanced Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

20

Eaton Vance
Balanced Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser of Investment Grade Income Portfolio and Large-Cap Core Research Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Balanced Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

162-8/11	BALSRC

Eaton Vance Dividend Builder Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Dividend Builder Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	28

Officers and Trustees	31

Important Notices	32

Eaton Vance
Dividend Builder Fund
June 30, 2011
Performance1
Portfolio Managers Judith A. Saryan, CFA; Charles Gaffney

	Class A	Class B	Class C	Class I
Symbol	EVTMX	EMTMX	ECTMX	EIUTX
Inception Date	12/18/81	11/1/93	11/1/93	6/20/05

% Average Annual Total Returns at net asset value (NAV)

Six Months	5.00	4.70	4.60	5.14
One Year	26.41	25.37	25.38	26.61
Five Years	3.41	2.64	2.64	3.66
Ten Years	6.60	5.79	5.79	N.A.
Since Inception	11.47	7.95	7.82	6.04

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-1.00	-0.30	3.60	5.14
One Year	19.13	20.37	24.38	26.61
Five Years	2.20	2.33	2.64	3.66
Ten Years	5.97	5.79	5.79	N.A.
Since Inception	11.25	7.95	7.82	6.04

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	5.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

	1.09	1.84	1.84	0.84

Comparative Performance[3]	% Return

S&P 500 Index

Six Months	6.02
One Year	30.69
Five Years	2.94
Ten Years	2.72

Lipper Large-Cap Core Funds Average*

Six Months	5.16
One Year	28.54
Five Years	2.43
Ten Years	2.67

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Dividend Builder Fund
June 30, 2011
Fund Profile4
Top 10 Holdings (% of net assets)5

International Business Machines Corp.	3.5
McDonald’s Corp.	3.3
Accenture PLC, Class A	2.9
Prudential Financial, Inc.	2.9
Royal Dutch Shell PLC, Class A	2.8
Wells Fargo & Co.	2.7
Seadrill, Ltd.	2.3
United Technologies Corp.	2.2
Apple, Inc.	2.2
ConocoPhillips	2.1

Total % of net assets	26.9

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Dividend Builder Fund
June 30, 2011
Endnotes and Additional Disclosures
1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

5.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance
Dividend Builder Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class A	$1,000.00	$1,050.00	$5.44	1.07%
Class B	$1,000.00	$1,047.00	$9.24	1.82%
Class C	$1,000.00	$1,046.00	$9.23	1.82%
Class I	$1,000.00	$1,051.40	$4.17	0.82%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.36	1.07%
Class B	$1,000.00	$1,015.80	$9.10	1.82%
Class C	$1,000.00	$1,015.80	$9.10	1.82%
Class I	$1,000.00	$1,020.70	$4.11	0.82%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Dividend Builder Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investment in Dividend Builder Portfolio, at value (identified cost, $1,040,914,761)	$1,280,663,607
Receivable for Fund shares sold	892,634

Total assets	$1,281,556,241

Liabilities

Payable for Fund shares redeemed	$3,717,742
Payable to affiliates:
Distribution and service fees	403,356
Trustees’ fees	125
Accrued expenses	284,673

Total liabilities	$4,405,896

Net Assets	$1,277,150,345

Sources of Net Assets

Paid-in capital	$1,441,124,536
Accumulated net realized loss from Portfolio	(404,341,105)
Accumulated undistributed net investment income	618,068
Net unrealized appreciation from Portfolio	239,748,846

Total	$1,277,150,345

Class A Shares

Net Assets	$919,856,167
Shares Outstanding	88,717,813
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.37
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.00

Class B Shares

Net Assets	$71,726,000
Shares Outstanding	6,896,973
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.40

Class C Shares

Net Assets	$196,601,501
Shares Outstanding	18,900,772
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.40

Class I Shares

Net Assets	$88,966,677
Shares Outstanding	8,583,899
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.36

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Dividend Builder Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $1,681,980)	$30,021,687
Interest allocated from Portfolio	15,974
Securities lending income allocated from Portfolio, net	599,616
Expenses allocated from Portfolio	(4,382,879)

Total investment income from Portfolio	$26,254,398

Expenses

Distribution and service fees
Class A	$1,194,059
Class B	379,367
Class C	999,517
Trustees’ fees and expenses	250
Custodian fee	19,720
Transfer and dividend disbursing agent fees	789,499
Legal and accounting services	21,650
Printing and postage	112,265
Registration fees	31,993
Miscellaneous	9,943

Total expenses	$3,558,263

Net investment income	$22,696,135

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$78,057,042
Foreign currency transactions	(427,346)

Net realized gain	$77,629,696

Change in unrealized appreciation (depreciation) —
Investments	$(36,470,883)
Foreign currency	157,307

Net change in unrealized appreciation (depreciation)	$(36,313,576)

Net realized and unrealized gain	$41,316,120

Net increase in net assets from operations	$64,012,255

See Notes to Financial Statements.
7

Eaton Vance
Dividend Builder Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$22,696,135	$44,895,108
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	77,629,696	40,026,759
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(36,313,576)	19,660,263

Net increase in net assets from operations	$64,012,255	$104,582,130

Distributions to shareholders —
From net investment income
Class A	$(16,956,598)	$(38,802,780)
Class B	(1,054,835)	(2,554,119)
Class C	(2,773,159)	(6,336,812)
Class I	(1,449,323)	(2,513,796)

Total distributions to shareholders	$(22,233,915)	$(50,207,507)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$56,355,458	$183,703,214
Class B	4,040,536	8,565,357
Class C	16,828,227	37,261,875
Class I	28,321,896	60,050,650
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	13,995,541	32,322,558
Class B	829,466	1,971,422
Class C	2,098,770	4,696,333
Class I	972,166	1,614,680
Cost of shares redeemed
Class A	(167,690,851)	(389,396,268)
Class B	(10,751,451)	(18,957,959)
Class C	(32,823,198)	(65,374,585)
Class I	(18,108,747)	(38,919,685)
Net asset value of shares exchanged
Class A	4,797,038	6,714,900
Class B	(4,797,038)	(6,714,900)

Net decrease in net assets from Fund share transactions	$(105,932,187)	$(182,462,408)

Net decrease in net assets	$(64,153,847)	$(128,087,785)

Net Assets

At beginning of period	$1,341,304,192	$1,469,391,977

At end of period	$1,277,150,345	$1,341,304,192

Accumulated undistributed net investment income included in net assets

At end of period	$618,068	$155,848

See Notes to Financial Statements.
8

Eaton Vance
Dividend Builder Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009		2008	2007	2006

Net asset value — Beginning of period	$10.050		$9.590	$8.860		$14.780	$13.250	$11.480

Income (Loss) From Operations

Net investment income(1)	$0.183		$0.322	$0.358	(2)	$0.359	$0.324	$0.312
Net realized and unrealized gain (loss)	0.317		0.498	0.732		(5.784)	2.643	2.863

Total income (loss) from operations	$0.500		$0.820	$1.090		$(5.425)	$2.967	$3.175

Less Distributions

From net investment income	$(0.180)		$(0.360)	$(0.360)		$(0.360)	$(0.317)	$(0.357)
From net realized gain	—		—	—		(0.135)	(1.120)	(1.048)

Total distributions	$(0.180)		$(0.360)	$(0.360)		$(0.495)	$(1.437)	$(1.405)

Net asset value — End of period	$10.370		$10.050	$9.590		$8.860	$14.780	$13.250

Total Return(3)	5.00	%(4)	9.02%	12.88%		(37.56)%	22.87%	28.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$919,856		$981,721	$1,107,722		$1,130,036	$1,417,844	$1,056,803
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.07	%(7)	1.09%	1.19%		1.05%	1.04%	1.06%†
Net investment income	3.61	%(7)	3.45%	4.24	%(2)	2.98%	2.23%	2.50%†
Portfolio Turnover of the Portfolio	40	%(4)	100%	152%		148%	60%	76%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.15%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Dividend Builder Fund

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009		2008	2007	2006

Net asset value — Beginning of period	$10.070		$9.610	$8.890		$14.800	$13.260	$11.490

Income (Loss) From Operations

Net investment income(1)	$0.146		$0.253	$0.294	(2)	$0.273	$0.214	$0.218
Net realized and unrealized gain (loss)	0.325		0.496	0.727		(5.800)	2.654	2.864

Total income (loss) from operations	$0.471		$0.749	$1.021		$(5.527)	$2.868	$3.082

Less Distributions

From net investment income	$(0.141)		$(0.289)	$(0.301)		$(0.248)	$(0.208)	$(0.264)
From net realized gain	—		—	—		(0.135)	(1.120)	(1.048)

Total distributions	$(0.141)		$(0.289)	$(0.301)		$(0.383)	$(1.328)	$(1.312)

Net asset value — End of period	$10.400		$10.070	$9.610		$8.890	$14.800	$13.260

Total Return(3)	4.70	%(4)	8.06%	12.05%		(38.03)%	22.01%	27.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$71,726		$79,998	$91,836		$99,684	$164,233	$135,228
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.82	%(7)	1.84%	1.94%		1.80%	1.79%	1.81%†
Net investment income	2.86	%(7)	2.70%	3.48	%(2)	2.24%	1.47%	1.74%†
Portfolio Turnover of the Portfolio	40	%(4)	100%	152%		148%	60%	76%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.092 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.39%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Dividend Builder Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009		2008	2007	2006

Net asset value — Beginning of period	$10.080		$9.610	$8.890		$14.800	$13.260	$11.500

Income (Loss) From Operations

Net investment income(1)	$0.146		$0.254	$0.298	(2)	$0.267	$0.215	$0.215
Net realized and unrealized gain (loss)	0.315		0.506	0.723		(5.794)	2.654	2.857

Total income (loss) from operations	$0.461		$0.760	$1.021		$(5.527)	$2.869	$3.072

Less Distributions

From net investment income	$(0.141)		$(0.290)	$(0.301)		$(0.248)	$(0.209)	$(0.264)
From net realized gain	—		—	—		(0.135)	(1.120)	(1.048)

Total distributions	$(0.141)		$(0.290)	$(0.301)		$(0.383)	$(1.329)	$(1.312)

Net asset value — End of period	$10.400		$10.080	$9.610		$8.890	$14.800	$13.260

Total Return(3)	4.60	%(4)	8.17%	12.05%		(38.03)%	22.01%	27.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$196,602		$204,098	$218,955		$210,537	$263,148	$177,314
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.82	%(7)	1.84%	1.94%		1.80%	1.79%	1.81%†
Net investment income	2.86	%(7)	2.70%	3.52	%(2)	2.22%	1.47%	1.72%†
Portfolio Turnover of the Portfolio	40	%(4)	100%	152%		148%	60%	76%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.095 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.40%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Dividend Builder Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009		2008	2007	2006

Net asset value — Beginning of period	$10.040		$9.580	$8.860		$14.790	$13.250	$11.480

Income (Loss) From Operations

Net investment income(1)	$0.199		$0.358	$0.442	(2)	$0.366	$0.351	$0.341
Net realized and unrealized gain (loss)	0.314		0.486	0.658		(5.764)	2.662	2.865

Total income (loss) from operations	$0.513		$0.844	$1.100		$(5.398)	$3.013	$3.206

Less Distributions

From net investment income	$(0.193)		$(0.384)	$(0.380)		$(0.397)	$(0.353)	$(0.388)
From net realized gain	—		—	—		(0.135)	(1.120)	(1.048)

Total distributions	$(0.193)		$(0.384)	$(0.380)		$(0.532)	$(1.473)	$(1.436)

Net asset value — End of period	$10.360		$10.040	$9.580		$8.860	$14.790	$13.250

Total Return(3)	5.14	%(4)	9.18%	13.15%		(37.40)%	23.25%	28.83%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$88,967		$75,487	$50,879		$14,164	$10,622	$7,452
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	0.82	%(7)	0.84%	0.94%		0.80%	0.79%	0.81%†
Net investment income	3.92	%(7)	3.83%	5.08	%(2)	3.13%	2.42%	2.73%†
Portfolio Turnover of the Portfolio	40	%(4)	100%	152%		148%	60%	76%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.154 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.30%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Dividend Builder Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Dividend Builder Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Dividend Builder Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.6% at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $479,251,498 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($184,820,331) and December 31, 2017 ($294,431,167). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

13

Eaton Vance
Dividend Builder Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $31,938 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $64,696 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $1,194,059 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $284,525 and $749,638 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,402,000 and $27,915,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $94,842 and $249,879 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C

14

Eaton Vance
Dividend Builder Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $3,000, $146,000 and $13,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $987,421 and $133,671,607, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	5,500,278	19,392,317
Issued to shareholders electing to receive payments of distributions in Fund shares	1,361,413	3,457,441
Redemptions	(16,343,029)	(41,399,562)
Exchange from Class B shares	470,442	712,678

Net decrease	(9,010,896)	(17,837,126)

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	391,934	908,590
Issued to shareholders electing to receive payments of distributions in Fund shares	80,437	210,298
Redemptions	(1,046,703)	(2,022,836)
Exchange to Class A shares	(469,009)	(710,497)

Net decrease	(1,043,341)	(1,614,445)

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	1,636,698	3,935,564
Issued to shareholders electing to receive payments of distributions in Fund shares	203,428	500,844
Redemptions	(3,193,146)	(6,957,281)

Net decrease	(1,353,020)	(2,520,873)

15

Eaton Vance
Dividend Builder Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	2,739,591	6,215,367
Issued to shareholders electing to receive payments of distributions in Fund shares	94,682	173,513
Redemptions	(1,767,635)	(4,181,478)

Net increase	1,066,638	2,207,402

16

Dividend Builder Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value

Aerospace & Defense — 6.1%

General Dynamics Corp.	310,000	$23,101,200
Lockheed Martin Corp.	335,000	27,124,950
United Technologies Corp.	325,000	28,765,750

		$78,991,900

Beverages — 1.7%

Anheuser-Busch InBev NV	250,000	$14,509,342
PepsiCo, Inc.	100,000	7,043,000

		$21,552,342

Chemicals — 3.0%

BASF SE	150,000	$14,703,195
Praxair, Inc.(1)	215,000	23,303,850

		$38,007,045

Commercial Banks — 4.7%

PNC Financial Services Group, Inc.	425,000	$25,334,250
Wells Fargo & Co.	1,241,672	34,841,316

		$60,175,566

Communications Equipment — 3.9%

HTC Corp.	478,000	$16,161,767
QUALCOMM, Inc.	350,000	19,876,500
Telefonaktiebolaget LM Ericsson, Class B	968,860	13,947,228

		$49,985,495

Computers & Peripherals — 2.2%

Apple, Inc.(2)	85,000	$28,531,950

		$28,531,950

Diversified Financial Services — 1.0%

JPMorgan Chase & Co.	300,000	$12,282,000

		$12,282,000

Diversified Telecommunication Services — 3.1%

Deutsche Telekom AG	800,000	$12,483,308
Tele2 AB	795,000	15,691,767
Verizon Communications, Inc.	325,000	12,099,750

		$40,274,825

Electric Utilities — 1.1%

PPL Corp.	518,558	$14,431,469

		$14,431,469

Energy Equipment & Services — 3.5%

Schlumberger, Ltd.	175,000	$15,120,000
Seadrill, Ltd.	850,000	29,884,969

		$45,004,969

Food & Staples Retailing — 2.2%

Carrefour SA(2)	230,000	$9,455,188
Wal-Mart Stores, Inc.	350,000	18,599,000

		$28,054,188

Food Products — 1.9%

Nestle SA	400,000	$24,891,397

		$24,891,397

Health Care Equipment & Supplies — 1.3%

Covidien PLC	325,000	$17,299,750

		$17,299,750

Health Care Providers & Services — 2.4%

Fresenius Medical Care AG & Co. KGaA	205,372	$15,360,780
UnitedHealth Group, Inc.	300,000	15,474,000

		$30,834,780

Hotels, Restaurants & Leisure — 4.7%

Carnival Corp.(1)	490,000	$18,438,700
McDonald’s Corp.	500,000	42,160,000

		$60,598,700

Insurance — 7.3%

Aflac, Inc.	350,000	$16,338,000
Lincoln National Corp.(1)	650,600	18,535,594
MetLife, Inc.	500,169	21,942,414
Prudential Financial, Inc.	576,304	36,647,171

		$93,463,179

IT Services — 6.4%

Accenture PLC, Class A	620,000	$37,460,400
International Business Machines Corp.	260,000	44,603,000

		$82,063,400

See Notes to Financial Statements.
17

Dividend Builder Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Machinery — 1.7%

Illinois Tool Works, Inc.(1)	390,000	$22,031,100

		$22,031,100

Media — 2.1%

Eutelsat Communications	175,000	$7,878,587
Time Warner Cable, Inc.	245,000	19,119,800

		$26,998,387

Metals & Mining — 1.1%

BHP Billiton, Ltd. ADR(1)	150,000	$14,194,500

		$14,194,500

Multi-Utilities — 4.4%

CMS Energy Corp.(1)	800,000	$15,752,000
National Grid PLC	700,000	6,890,936
PG&E Corp.	495,000	20,804,850
Sempra Energy	250,000	13,220,000

		$56,667,786

Multiline Retail — 0.9%

Kohl’s Corp.(1)	240,000	$12,002,400

		$12,002,400

Oil, Gas & Consumable Fuels — 8.7%

Chevron Corp.	180,000	$18,511,200
ConocoPhillips	365,000	27,444,350
Kinder Morgan Management, LLC(2)	249,189	16,344,307
Occidental Petroleum Corp.	129,000	13,421,160
Royal Dutch Shell PLC, Class A	1,000,000	35,583,573

		$111,304,590

Pharmaceuticals — 8.2%

Abbott Laboratories	300,000	$15,786,000
Johnson & Johnson	284,000	18,891,680
Merck & Co., Inc.	300,000	10,587,000
Novartis AG	260,000	15,934,650
Pfizer, Inc.	500,000	10,300,000
Sanofi SA	140,000	11,261,683
Teva Pharmaceutical Industries, Ltd. ADR	475,000	22,904,500

		$105,665,513

Real Estate Investment Trusts (REITs) — 1.2%

Annaly Capital Management, Inc.	850,000	$15,334,000

		$15,334,000

Road & Rail — 2.1%

Union Pacific Corp.	260,000	$27,144,000

		$27,144,000

Semiconductors & Semiconductor Equipment — 0.5%

Cypress Semiconductor Corp.(1)(2)	310,000	$6,553,400

		$6,553,400

Software — 4.2%

Activision Blizzard, Inc.	1,500,000	$17,520,000
Microsoft Corp.	720,000	18,720,000
Oracle Corp.	550,000	18,100,500

		$54,340,500

Specialty Retail — 1.3%

TJX Companies, Inc. (The)	325,000	$17,072,250

		$17,072,250

Textiles, Apparel & Luxury Goods — 0.7%

Coach, Inc.	130,000	$8,310,900

		$8,310,900

Tobacco — 2.7%

British American Tobacco PLC	485,000	$21,268,022
Philip Morris International, Inc.	200,000	13,354,000

		$34,622,022

Trading Companies & Distributors — 1.0%

Mitsubishi Corp.	500,000	$12,488,926

		$12,488,926

Wireless Telecommunication Services — 1.8%

Vodafone Group PLC ADR	840,000	$22,444,800

		$22,444,800

Total Common Stocks
(identified cost $1,034,162,980)		$1,273,618,029

See Notes to Financial Statements.
18

Dividend Builder Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 4.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.11%(3)(4)	$44,686	$44,686,005
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	9,989	9,989,039

Total Short-Term Investments
(identified cost $54,675,044)		$54,675,044

Total Investments — 103.3%
(identified cost $1,088,838,024)		$1,328,293,073

Other Assets, Less Liabilities — (3.3)%		$(42,879,614)

Net Assets — 100.0%		$1,285,413,459

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	All or a portion of this security was on loan at June 30, 2011.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	73.2%	$940,462,561
United Kingdom	5.0	63,742,531
Ireland	4.3	54,760,150
Germany	3.3	42,547,283
Switzerland	3.2	40,826,047
Bermuda	2.3	29,884,969
Sweden	2.3	29,638,995
France	2.2	28,595,458
Taiwan	1.2	16,161,767
Belgium	1.1	14,509,342
Japan	1.0	12,488,926

Long-Term Investments	99.1%	$1,273,618,029

Short-Term Investments		$54,675,044

Total Investments		$1,328,293,073

See Notes to Financial Statements.
19

Dividend Builder Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value including $43,931,968 of securities on loan (identified cost, $1,034,162,980)	$1,273,618,029
Affiliated investments, at value (identified cost, $54,675,044)	54,675,044
Dividends receivable	3,296,802
Interest receivable from affiliated investment	296
Receivable for investments sold	6,539,551
Securities lending income receivable	9,650
Tax reclaims receivable	1,796,535

Total assets	$1,339,935,907

Liabilities

Collateral for securities loaned	$44,686,005
Payable for investments purchased	9,054,367
Payable to affiliates:
Investment adviser fee	663,454
Trustees’ fees	11,125
Accrued expenses	107,497

Total liabilities	$54,522,448

Net Assets applicable to investors’ interest in Portfolio	$1,285,413,459

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,045,658,417
Net unrealized appreciation	239,755,042

Total	$1,285,413,459

See Notes to Financial Statements.
20

Dividend Builder Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $1,681,980)	$30,035,184
Securities lending income, net	599,964
Interest allocated from affiliated investment	15,975
Expenses allocated from affiliated investment	(962)

Total investment income	$30,650,161

Expenses

Investment adviser fee	$4,155,974
Trustees’ fees and expenses	22,120
Custodian fee	147,850
Legal and accounting services	34,467
Miscellaneous	24,535

Total expenses	$4,384,946

Deduct —
Reduction of custodian fee	$51

Total expense reductions	$51

Net expenses	$4,384,895

Net investment income	$26,265,266

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$78,048,658
Investment transactions allocated from affiliated investments	5,177
Foreign currency transactions	(427,464)

Net realized gain	$77,626,371

Change in unrealized appreciation (depreciation) —
Investments	$(36,464,777)
Foreign currency	157,385

Net change in unrealized appreciation (depreciation)	$(36,307,392)

Net realized and unrealized gain	$41,318,979

Net increase in net assets from operations	$67,584,245

See Notes to Financial Statements.
21

Dividend Builder Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$26,265,266	$52,567,106
Net realized gain from investment, foreign currency and forward foreign currency exchange contract transactions	77,626,371	40,026,761
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(36,307,392)	19,660,266

Net increase in net assets from operations	$67,584,245	$112,254,133

Capital transactions —
Contributions	$5,779,929	$41,988,366
Withdrawals	(133,728,054)	(282,657,039)

Net decrease in net assets from capital transactions	$(127,948,125)	$(240,668,673)

Net decrease in net assets	$(60,363,880)	$(128,414,540)

Net Assets

At beginning of period	$1,345,777,339	$1,474,191,879

At end of period	$1,285,413,459	$1,345,777,339

See Notes to Financial Statements.
22

Dividend Builder Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009		2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.67	%(2)	0.67%	0.68%		0.66%	0.67%	0.68%†
Net investment income	4.01	%(2)	3.87%	4.76	%(3)	3.37%	2.59%	2.87%
Portfolio Turnover	40	%(4)	100%	152%		148%	60%	76%

Total Return	5.21%		9.47%	13.45%		(37.31)%	23.32%	28.97%

Net assets, end of period (000’s omitted)	$1,285,413		$1,345,777	$1,474,192		$1,462,000	$1,849,307	$1,377,139

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.
(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Includes special dividends equal to 1.10% of average daily net assets.
(4)	Not annualized.

See Notes to Financial Statements.
23

Dividend Builder Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Dividend Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Dividend Builder Fund held a 99.6% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

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Dividend Builder Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, 0.600% from $1 billion up to $1.5 billion, 0.550% from $1.5 billion up to $2 billion, 0.500% from $2 billion up to $3 billion and at reduced rates on daily net assets of $3 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee amounted to $4,155,974 or 0.63% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $530,552,006 and $631,399,253, respectively, for the six months ended June 30, 2011.

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Dividend Builder Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,092,093,431

Gross unrealized appreciation	$244,740,677
Gross unrealized depreciation	(8,541,035)

Net unrealized appreciation	$236,199,642

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2011 amounted to $48,970. At June 30, 2011, the value of the securities loaned and the value of the collateral received amounted to $43,931,968 and $44,686,005, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Dividend Builder Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$117,104,050	$7,878,587		$—	$124,982,637
Consumer Staples	38,996,000	70,123,949		—	109,119,949
Energy	90,841,017	65,468,542		—	156,309,559
Financials	181,254,745	—		—	181,254,745
Health Care	111,242,930	42,557,113		—	153,800,043
Industrials	128,167,000	12,488,926		—	140,655,926
Information Technology	191,365,750	30,108,995		—	221,474,745
Materials	37,498,350	14,703,195		—	52,201,545
Telecommunication Services	34,544,550	28,175,075		—	62,719,625
Utilities	64,208,319	6,890,936		—	71,099,255

Total Common Stocks	$995,222,711	$278,395,318	*	$—	$1,273,618,029

Short-Term Investments	$—	$54,675,044		$—	$54,675,044

Total Investments	$995,222,711	$333,070,362		$—	$1,328,293,073

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

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Eaton Vance
Dividend Builder Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

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Eaton Vance
Dividend Builder Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Dividend Builder Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Dividend Builder Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2010 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

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Eaton Vance
Dividend Builder Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

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Eaton Vance
Dividend Builder Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Dividend Builder Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Dividend Builder Portfolio

Judith A. Saryan President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Dividend Builder Fund and Dividend Builder Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

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Eaton Vance
Dividend Builder Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Dividend Builder Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Dividend Builder Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

159-8/11	UTSRC

Eaton Vance Equity Asset Allocation Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Equity Asset Allocation Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	18
Officers and Trustees	21
Important Notices	22

Eaton Vance
Equity Asset Allocation Fund
June 30, 2011
Performance1
Portfolio Manager Duncan W. Richardson, CFA

	Class A	Class C	Class I
Symbol	EEAAX	EEACX	EEAIX
Inception Date	12/29/06	12/29/06	12/29/06

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.51	4.09	4.58
One Year	29.65	28.61	29.87
Since Inception	1.66	0.94	1.92

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-1.48	3.09	4.58
One Year	22.22	27.61	29.87
Since Inception	0.33	0.94	1.92

% Maximum Sales Charge	Class A	Class C	Class I

	5.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	1.84	2.59	1.59
Net	1.45	2.20	1.20

Comparative Performance[3]	% Return

Russell 3000 Index

Six Months	6.35
One Year	32.37
Since Inception (12/29/06)	1.13
Lipper Multi-Cap Core Funds Average*

Six Months	5.98
One Year	30.89
Since Inception (12/29/06)	1.15

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Equity Asset Allocation Fund
June 30, 2011
Fund Profile4
Asset Allocation (% of net assets)
See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Equity Asset Allocation Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/12. Without this expense reimbursement, performance would have been lower.

3.	Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Fund primarily invests in one or more affiliated investment companies (“Portfolios”) and may also invest directly.
Fund profile subject to change due to active management.

4

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)		Ratio

Actual
Class A	$1,000.00	$1,045.10	$7.05	**	1.39%
Class C	$1,000.00	$1,040.90	$10.83	**	2.14%
Class I	$1,000.00	$1,045.80	$5.78	**	1.14%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$6.95	**	1.39%
Class C	$1,000.00	$1,014.20	$10.69	**	2.14%
Class I	$1,000.00	$1,019.10	$5.71	**	1.14%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolios and excludes management fees and other expenses associated with the Fund’s investment in the Affiliated Investment Fund.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 87.5%

Description		Value

Large-Cap Core Research Portfolio (identified cost, $4,778,564)		$5,213,595
Large-Cap Growth Portfolio (identified cost, $7,868,982)		9,320,030
Large-Cap Value Portfolio (identified cost, $7,616,988)		9,067,725
Multi-Cap Growth Portfolio (identified cost, $3,953,329)		4,896,604
Small-Cap Portfolio (identified cost, $2,627,440)		3,139,604
SMID-Cap Portfolio (identified cost, $2,971,588)		4,513,325

Total Investments in Affiliated Portfolios
(identified cost, $29,816,891)		$36,150,883

Investments in Affiliated Investment Funds — 12.8%

Security	Shares	Value

Eaton Vance Parametric Structured International Equity Fund, Class I	466,102	$5,299,576

Total Investments in Affiliated Investment Funds
(identified cost, $5,500,000)		$5,299,576

Total Investments — 100.3%
(identified cost $35,316,891)		$41,450,459

Other Assets, Less Liabilities — (0.3)%		$(109,487)

Net Assets — 100.0%		$41,340,972

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.
6

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investments in affiliated Portfolios, at value (identified cost, $29,816,891)	$36,150,883
Affiliated investment, at value (identified cost, $5,500,000)	5,299,576
Receivable for Fund shares sold	1,099
Receivable from affiliate	18,082

Total assets	$41,469,640

Liabilities

Payable for Fund shares redeemed	$75,329
Payable to affiliates:
Administration fee	4,988
Distribution and service fees	11,513
Trustees’ fees	125
Accrued expenses	36,713

Total liabilities	$128,668

Net Assets	$41,340,972

Sources of Net Assets

Paid-in capital	$37,060,440
Accumulated net realized loss from Portfolios	(1,966,338)
Accumulated undistributed net investment income	113,302
Net unrealized appreciation	6,133,568

Total	$41,340,972

Class A Shares

Net Assets	$14,506,125
Shares Outstanding	1,359,930
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.67
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.32

Class C Shares

Net Assets	$10,627,770
Shares Outstanding	1,018,859
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.43

Class I Shares

Net Assets	$16,207,077
Shares Outstanding	1,508,540
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.74

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
7

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends allocated from affiliated Portfolios (net of foreign taxes, $16,378)	$288,521
Interest allocated from affiliated Portfolios	587
Securities lending income allocated from affiliated Portfolios, net	2,190
Expenses allocated from affiliated Portfolios	(149,471)

Net investment income from affiliated Portfolios	$141,827

Expenses

Administration fee	$30,735
Distribution and service fees
Class A	18,239
Class C	53,075
Trustees’ fees and expenses	250
Custodian fee	14,046
Transfer and dividend disbursing agent fees	18,990
Legal and accounting services	24,903
Printing and postage	8,763
Registration fees	21,643
Miscellaneous	5,253

Total expenses	$195,897

Deduct —
Allocation of expenses to an affiliate	$39,550

Total expense reductions	$39,550

Net expenses	$156,347

Net investment loss	$(14,520)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(43,302)
Net realized gain (loss) allocated from affiliated Portfolios —
Investment transactions	2,123,228 (1)
Written options	17,122
Foreign currency transactions	43,539

Net realized gain	$2,140,587

Change in unrealized appreciation (depreciation) —
Investments	$(200,424)
Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —
Investments	(197,066)
Written options	(256)
Foreign currency	(1,127)

Net change in unrealized appreciation (depreciation)	$(398,873)

Net realized and unrealized gain	$1,741,714

Net increase in net assets from operations	$1,727,194

(1)	Includes $10,013 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.
8

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment loss	$(14,520)	$(33,152)
Net realized gain from investment transactions, written options, foreign currency transactions and capital gain distributions received	2,140,587 (1)	872,488
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(398,873)	2,694,460

Net increase in net assets from operations	$1,727,194	$3,533,796

Distributions to shareholders —
From net investment income
Class A	$—	$(46,029)
Class I	—	(962)

Total distributions to shareholders	$—	$(46,991)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,906,201	$4,461,385
Class C	1,587,688	1,967,978
Class I	820,717	13,911,438
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	34,912
Class I	—	719
Cost of shares redeemed
Class A	(3,192,010)	(7,186,082)
Class C	(1,258,079)	(2,611,288)
Class I	(492,180)	(124,521)

Net increase in net assets from Fund share transactions	$372,337	$10,454,541

Net increase in net assets	$2,099,531	$13,941,346

Net Assets

At beginning of period	$39,241,441	$25,300,095

At end of period	$41,340,972	$39,241,441

Accumulated undistributed net investment income included in net assets

At end of period	$113,302	$127,822

(1)	Includes $10,013 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.
9

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011						Period Ended
	(Unaudited)		2010	2009	2008	2007	December 31, 2006(1)

Net asset value — Beginning of period	$10.210		$9.070	$6.970	$11.470	$10.000	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.001		$0.008	$0.025	$0.046	$0.072	$—
Net realized and unrealized gain (loss)	0.459		1.158	2.079	(4.520)	1.425	—

Total income (loss) from operations	$0.460		$1.166	$2.104	$(4.474)	$1.497	$—

Less Distributions

From net investment income	$—		$(0.026)	$(0.004)	$(0.022)	$(0.015)	$—
Tax return of capital	—		—	—	(0.004)	(0.012)	—

Total distributions	$—		$(0.026)	$(0.004)	$(0.026)	$(0.027)	$—

Net asset value — End of period	$10.670		$10.210	$9.070	$6.970	$11.470	$10.000

Total Return(3)	4.51	%(4)	12.89%	30.19%	(39.01)%	14.96%	—

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,506		$14,161	$15,467	$11,772	$8,882	$480
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.39	%(8)(9)	1.45%	1.45%	1.47%	1.51%	—
Net investment income	0.03	%(9)	0.09%	0.32%	0.49%	0.65%	—
Portfolio Turnover of the Fund(10)	25	%(4)	38%	28%	38%	24%	—
Portfolio Turnover of International Equity Portfolio	—		53%	57%	39%	27%	—
Portfolio Turnover of Large-Cap Core Research Portfolio	30	%(4)	44%	—	—	—	—
Portfolio Turnover of Large-Cap Growth Portfolio	37	%(4)	59%	60%	84%	46%	—
Portfolio Turnover of Large-Cap Value Portfolio	23	%(4)	31%	56%	61%	35%	—
Portfolio Turnover of Multi-Cap Growth Portfolio	52	%(4)	206%	216%	297%	159%	—
Portfolio Turnover of Small-Cap Portfolio	50	%(4)	96%	91%	94%	75%	—
Portfolio Turnover of SMID-Cap Portfolio	7	%(4)	21%	23%	50%	81%	—

(1)	Class A commenced operations on December 29, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.19%, 0.39%, 0.65%, 0.81%, 3.25%, and 69.21% of average daily net assets for the six months ended June 30, 2011, the years ended December 31, 2010, 2009, 2008 and 2007 and the period ended December 31, 2006, respectively).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Excludes management fees and other expenses associated with the Fund’s investment in the Affiliated Investment Fund.
(9)	Annualized.
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of the Affiliated Investment Fund held directly by the Fund, if any, and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
10

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011						Period Ended
	(Unaudited)		2010	2009	2008	2007	December 31, 2006(1)

Net asset value — Beginning of period	$10.020		$8.950	$6.900	$11.410	$10.000	$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.037)		$(0.060)	$(0.034)	$(0.020)	$(0.011)	$—
Net realized and unrealized gain (loss)	0.447		1.130	2.084	(4.490)	1.421	—

Total income (loss) from operations	$0.410		$1.070	$2.050	$(4.510)	$1.410	$—

Net asset value — End of period	$10.430		$10.020	$8.950	$6.900	$11.410	$10.000

Total Return(3)	4.09	%(4)	11.96%	29.71%	(39.53)%	14.10%	—

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,628		$9,887	$9,500	$6,869	$3,133	$10
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.14	%(8)(9)	2.20%	2.20%	2.22%	2.26%	—
Net investment loss	(0.72	)%(9)	(0.66)%	(0.45)%	(0.22)%	(0.10)%	—
Portfolio Turnover of the Fund(10)	25	%(4)	38%	28%	38%	24%	—
Portfolio Turnover of International Equity Portfolio	—		53%	57%	39%	27%	—
Portfolio Turnover of Large-Cap Core Research Portfolio	30	%(4)	44%	—	—	—	—
Portfolio Turnover of Large-Cap Growth Portfolio	37	%(4)	59%	60%	84%	46%	—
Portfolio Turnover of Large-Cap Value Portfolio	23	%(4)	31%	56%	61%	35%	—
Portfolio Turnover of Multi-Cap Growth Portfolio	52	%(4)	206%	216%	297%	159%	—
Portfolio Turnover of Small-Cap Portfolio	50	%(4)	96%	91%	94%	75%	—
Portfolio Turnover of SMID-Cap Portfolio	7	%(4)	21%	23%	50%	81%	—

(1)	Class C commenced operations on December 29, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.19%, 0.39%, 0.65%, 0.81%, 3.24%, and 69.96% of average daily net assets for the six months ended June 30, 2011, the years ended December 31, 2010, 2009, 2008 and 2007 and the period ended December 31, 2006, respectively).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Excludes management fees and other expenses associated with the Fund’s investment in the Affiliated Investment Fund.
(9)	Annualized.
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of the Affiliated Investment Fund held directly by the Fund, if any, and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
11

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2011						Period Ended
	(Unaudited)		2010	2009	2008	2007	December 31, 2006(1)

Net asset value — Beginning of period	$10.270		$9.100	$6.990	$11.500	$10.000	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.015		$0.058	$0.047	$0.071	$0.100	$—
Net realized and unrealized gain (loss)	0.455		1.138	2.086	(4.541)	1.438	—

Total income (loss) from operations	$0.470		$1.196	$2.133	$(4.470)	$1.538	$—

Less Distributions

From net investment income	$—		$(0.026)	$(0.023)	$(0.034)	$(0.020)	$—
Tax return of capital	—		—	—	(0.006)	(0.018)	—

Total distributions	$—		$(0.026)	$(0.023)	$(0.040)	$(0.038)	$—

Net asset value — End of period	$10.740		$10.270	$9.100	$6.990	$11.500	$10.000

Total Return(3)	4.58	%(4)	13.17%	30.51%	(38.87)%	15.38%	—

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,207		$15,193	$333	$169	$156	$10
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.14	%(8)(9)	1.20%	1.20%	1.22%	1.26%	—
Net investment income	0.28	%(9)	0.59%	0.61%	0.74%	0.89%	—
Portfolio Turnover of the Fund(10)	25	%(4)	38%	28%	38%	24%	—
Portfolio Turnover of International Equity Portfolio	—		53%	57%	39%	27%	—
Portfolio Turnover of Large-Cap Core Research Portfolio	30	%(4)	44%	—	—	—	—
Portfolio Turnover of Large-Cap Growth Portfolio	37	%(4)	59%	60%	84%	46%	—
Portfolio Turnover of Large-Cap Value Portfolio	23	%(4)	31%	56%	61%	35%	—
Portfolio Turnover of Multi-Cap Growth Portfolio	52	%(4)	206%	216%	297%	159%	—
Portfolio Turnover of Small-Cap Portfolio	50	%(4)	96%	91%	94%	75%	—
Portfolio Turnover of SMID-Cap Portfolio	7	%(4)	21%	23%	50%	81%	—

(1)	Class I commenced operations on December 29, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.
(6)	The administrator waived its administration fee, the principal underwriter waived its distribution and services fees, the administrator subsidized certain operating expenses and/or the investment adviser to certain Portfolios waived a portion of its investment adviser fee and/or subsidized certain operating expenses (equal to 0.19%, 0.39%, 0.65%, 0.81%, 3.21%, and 68.96% of average daily net assets for the six months ended June 30, 2011, the years ended December 31, 2010, 2009, 2008 and 2007 and the period ended December 31, 2006, respectively).
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Excludes management fees and other expenses associated with the Fund’s investment in the Affiliated Investment Fund.
(9)	Annualized.
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of the Affiliated Investment Fund held directly by the Fund, if any, and excludes the investment activity of the Portfolios.

See Notes to Financial Statements.
12

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to seek total return. The Fund currently pursues its objective by investing all of its investable assets in interests in the following six equity portfolios managed by Eaton Vance Management (EVM) or its affiliates: Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Portfolio and SMID-Cap Portfolio (the Portfolios), which are Massachusetts business trusts and in shares of Eaton Vance Parametric Structured International Equity Fund (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in the net assets of the Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Portfolio and SMID-Cap Portfolio (2.2%, 4.3%, 0.1%, 2.7%, 1.4% and 0.3%, respectively, at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. A copy of each Portfolio’s and the Affiliated Investment Fund’s financial statements is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC or upon request from the Fund’s principal underwriter, Eaton Vance Distributors, Inc. (EVD), by calling 1-800-262-1122.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — The valuation policy of each Portfolio is as follows: Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.

13

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $3,757,866 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2015 ($14,615), December 31, 2016 ($76,653), December 31, 2017 ($3,398,653) and December 31, 2018 ($267,945). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

Additionally, at December 31, 2010, the Fund had a net capital loss of $235,117 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2011.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the basis of identified cost.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

14

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.80% of the Fund’s average daily net assets up to $500 million that are invested directly in securities and is payable monthly. On net assets of $500 million and over that are invested directly in securities, the annual fee is reduced. To the extent assets are invested in the Portfolios, the Fund is allocated its share of the adviser fee paid by each Portfolio in which it invests. The Fund’s allocated portion of the adviser fees paid by the Portfolios totaled $137,132 for the six months ended June 30, 2011. There were no adviser fees paid by the Fund for investing directly in securities for the six months ended June 30, 2011. For the six months ended June 30, 2011, the Fund’s investment adviser fee, including the adviser fees allocated from the Portfolios, was 0.67% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for managing and administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2011, the administration fee amounted to $30,735. EVM has agreed to reimburse the Fund’s operating expenses (including management fees and other expenses associated with the Fund’s investment in the Affiliated Investment Fund) to the extent that they exceed 1.45%, 2.20% and 1.20% annually of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2012. Pursuant to this agreement, EVM was allocated $39,550 of the Fund’s operating expenses for the six months ended June 30, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $873 in sub-transfer agent fees. The Fund was informed that EVD, an affiliate of EVM, received $4,523 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolios who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $18,239 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class C, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class C. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $39,806 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares. At June 30, 2011, the amount of Uncovered Distribution Charges of EVD calculated under the Class C Plan was approximately $542,000.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $13,269 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class C Plan. CDSCs received on Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $20 and $400 of CDSCs paid by Class A and Class C shareholders, respectively.

15

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

International Equity Portfolio	$883,496	$5,499,910
Large-Cap Core Research Portfolio	1,146,047	—
Large-Cap Growth Portfolio	2,098,564	—
Large-Cap Value Portfolio	—	1,426,338
Multi-Cap Growth Portfolio	20,000	3,549,293
Small-Cap Portfolio	568,778	—
SMID-Cap Portfolio	501,514	—

7 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,500,000 and $0, respectively, for the six months ended June 30, 2011.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments in the Affiliated Investment Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,500,000

Gross unrealized appreciation	$—
Gross unrealized depreciation	(200,424)

Net unrealized depreciation	$(200,424)

9 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	275,072	481,863
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,730
Redemptions	(301,945)	(803,609)

Net decrease	(26,873)	(318,016)

16

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	154,062	215,019
Redemptions	(121,671)	(290,382)

Net increase (decrease)	32,391	(75,363)

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	75,675	1,455,621
Issued to shareholders electing to receive payments of distributions in Fund shares	—	77
Redemptions	(46,233)	(13,193)

Net increase	29,442	1,442,505

At June 30, 2011, pooled income funds (established and maintained by a public charity) managed by EVM owned 31.6% of the value of the outstanding shares of the Fund.

10 Affiliated Investment Funds

Transactions in affiliated investment funds for the six months ended June 30, 2011 were as follows:

	Value,					Value,
	beginning	Cost of	Proceeds	Investment	Realized	end of
Fund	of period	purchases	from sales	income	gain (loss)	period

Eaton Vance Parametric Structured International Equity Fund, Class I	$—	$5,500,000	$—	$—	$—	$5,299,576

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s investments in the Portfolios at June 30, 2011 and December 31, 2010 and in the Affiliated Investment Fund at June 30, 2011 were valued based on Level 1 inputs.

17

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

18

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Equity Asset Allocation Fund (the “Fund”) with Eaton Vance Management (“EVM”), as well as the investment advisory agreements of Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Portfolio and SMID-Cap Portfolio (the “Portfolios”), the portfolios in which the Fund invests, each with Boston Management and Research (“BMR”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. In addition, the Contract Review Committee concluded that the investment sub-advisory agreement between BMR and Atlanta Capital Management Company, LLC (“Atlanta Capital”) with respect to SMID-Cap Portfolio, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and sub-advisory agreement for the Fund and the Portfolios. EVM and BMR are each referred to as an “Adviser” herein; EVM with respect to the Fund and BMR with respect to the Portfolios. EVM and BMR are affiliates. Atlanta Capital is referred to herein as the “Sub-adviser.” Atlanta Capital is an affiliate of EVM and BMR.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund and each Portfolio and the sub-advisory agreement of the relevant Portfolio, the Board evaluated the nature, extent and quality of services provided to each Portfolio by BMR and to the relevant Portfolio by the Sub-adviser and to the Fund by EVM. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolios, including the education, experience and number of its respective investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolios. The Board noted BMR’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the relevant Portfolio’s Sub-adviser. For the Fund and each Portfolio, the Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund and each Portfolio by senior management. The Board also considered the capabilities of the Sub-adviser.

The Board also reviewed the compliance programs of EVM and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

19

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year period ended September 30, 2010 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolios and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Advisers and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolios and all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolios, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Portfolios and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board noted that, for assets held directly by the Fund (if any), the structure of the advisory fee, includes breakpoints at several asset levels. The Board noted that for assets invested in Portfolios, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolios based on their total assets. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolios and of all Eaton Vance Funds as a group over various time periods and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolios, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

20

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Equity Asset Allocation Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Equity Asset Allocation Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

21

Eaton Vance
Equity Asset Allocation Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser of Large-Cap Core Research Portfolio, Large-Cap Growth Portfolio, Large-Cap Value Portfolio, Multi-Cap Growth Portfolio, Small-Cap Portfolio and SMID-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Equity Asset Allocation Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2841-8/11	EAASRC

Eaton Vance Greater India Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Greater India Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	28
Officers and Trustees	31
Important Notices	32

Eaton Vance
Greater India Fund
June 30, 2011
Performance1
Portfolio Manager Christopher Darling

	Class A	Class B	Class C	Class I
Symbol	ETGIX	EMGIX	ECGIX	EGIIX
Inception Date	5/2/94	5/2/94	7/7/06	10/1/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	-10.22	-10.52	-10.54	-10.09
One Year	6.24	5.54	5.53	6.60
Five Years	7.75	7.17	N.A.	N.A.
Ten Years	17.76	17.22	N.A.	N.A.
Since Inception	6.75	6.19	7.05	10.10

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-15.38	-14.99	-11.43	-10.09
One Year	0.15	0.54	4.53	6.60
Five Years	6.49	6.86	N.A.	N.A.
Ten Years	17.07	17.22	N.A.	N.A.
Since Inception	6.38	6.19	7.05	10.10

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	5.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

Gross	1.93	2.63	2.63	1.63
Net	1.88	2.58	2.58	1.58

Comparative Performance[3]	% Return

Bombay Stock Exchange 100 Index

Six Months	-7.49
One Year	9.26
Five Years	14.76
Ten Years	20.97
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Greater India Fund
June 30, 2011
Fund Profile4
Sector Allocation (% of net assets)5
Top 10 Holdings (% of net assets)5

Reliance Industries, Ltd.	5.9
Infosys, Ltd.	5.4
ITC, Ltd.	5.1
ICICI Bank, Ltd.	4.9
Tata Consultancy Services, Ltd.	4.5
Larsen & Toubro, Ltd.	4.3
HDFC Bank, Ltd.	3.7
Tata Steel, Ltd.	3.6
State Bank of India	3.3
Housing Development Finance Corp., Ltd.	2.9

Total % of net assets	43.6

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Greater India Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Prior to January 1, 2011, Class A and Class I shares were subject to a 1% redemption fee on redemptions or exchanges within 90 days of settlement of purchase.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/28/13. Without this expense reimbursement, performance would have been lower.

3.	Bombay Stock Exchange 100 Index is an unmanaged index of 100 common stocks traded in the India market. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index.

4.	Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

5.	Excludes cash and cash equivalents.
Fund profile subject to change due to active management.

4

Eaton Vance
Greater India Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class A	$1,000.00	$897.80	$9.22	1.96%
Class B	$1,000.00	$894.80	$12.31	2.62%
Class C	$1,000.00	$894.60	$12.31	2.62%
Class I	$1,000.00	$899.10	$7.63	1.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,015.10	$9.79	1.96%
Class B	$1,000.00	$1,011.80	$13.07	2.62%
Class C	$1,000.00	$1,011.80	$13.07	2.62%
Class I	$1,000.00	$1,016.80	$8.10	1.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Greater India Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investment in Greater India Portfolio, at value (identified cost, $521,365,536)	$645,229,095
Receivable for Fund shares sold	449,655
Other assets	4,041

Total assets	$645,682,791

Liabilities

Payable for Fund shares redeemed	$2,069,080
Payable to affiliates:
Administration fee	78,386
Distribution and service fees	251,366
Trustees’ fees	125
Accrued expenses	196,034

Total liabilities	$2,594,991

Net Assets	$643,087,800

Sources of Net Assets

Paid-in capital	$639,232,955
Accumulated net realized loss from Portfolio	(105,446,929)
Accumulated net investment loss	(14,561,785)
Net unrealized appreciation from Portfolio	123,863,559

Total	$643,087,800

Class A Shares

Net Assets	$410,144,496
Shares Outstanding	16,218,062
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.29
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$26.83

Class B Shares

Net Assets	$111,664,194
Shares Outstanding	4,903,227
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.77

Class C Shares

Net Assets	$75,076,212
Shares Outstanding	3,289,421
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$22.82

Class I Shares

Net Assets	$46,202,898
Shares Outstanding	1,814,691
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$25.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Greater India Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $7,040)	$4,855,532
Interest allocated from Portfolio	1,822
Expenses allocated from Portfolio	(4,262,956)

Total investment income from Portfolio	$594,398

Expenses

Management fee	$575,090
Administration fee	162,371
Distribution and service fees
Class A	751,618
Class B	593,107
Class C	398,851
Trustees’ fees and expenses	250
Custodian fee	21,752
Transfer and dividend disbursing agent fees	531,246
Legal and accounting services	22,899
Printing and postage	96,600
Registration fees	28,982
Miscellaneous	7,919

Total expenses	$3,190,685

Deduct —
Reduction of expenses by affiliates	$115,629

Total expense reductions	$115,629

Net expenses	$3,075,056

Net investment loss	$(2,480,658)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions (including net refundable foreign capital gains taxes of $565,104)	$8,594,665
Foreign currency transactions	179,000

Net realized gain	$8,773,665

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $3,577,264)	$(92,523,170)
Foreign currency	(666,478)

Net change in unrealized appreciation (depreciation)	$(93,189,648)

Net realized and unrealized loss	$(84,415,983)

Net decrease in net assets from operations	$(86,896,641)

See Notes to Financial Statements.
7

Eaton Vance
Greater India Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment loss	$(2,480,658)	$(7,473,678)
Net realized gain from investment and foreign currency transactions	8,773,665	75,281,137
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(93,189,648)	74,757,182

Net increase (decrease) in net assets from operations	$(86,896,641)	$142,564,641

Distributions to shareholders —
From net investment income
Class A	$(668,127)	$–
Class B	(194,900)	–
Class C	(130,207)	–
Class I	(58,812)	–

Total distributions to shareholders	$(1,052,046)	$–

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$21,001,303	$82,708,848
Class B	1,822,499	7,760,963
Class C	6,503,477	23,602,186
Class I	15,935,158	23,238,495
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	574,772	–
Class B	150,402	–
Class C	92,742	–
Class I	19,156	–
Cost of shares redeemed
Class A	(107,143,598)	(135,477,039)
Class B	(16,777,365)	(22,493,704)
Class C	(15,251,709)	(19,067,998)
Class I	(9,315,245)	(16,134,908)
Net asset value of shares exchanged
Class A	834,193	1,701,567
Class B	(834,193)	(1,701,567)
Redemption fees	–	21,257

Net decrease in net assets from Fund share transactions	$(102,388,408)	$(55,841,900)

Net increase (decrease) in net assets	$(190,337,095)	$86,722,741

Net Assets

At beginning of period	$833,424,895	$746,702,154

At end of period	$643,087,800	$833,424,895

Accumulated net investment loss included in net assets

At end of period	$(14,561,785)	$(11,029,081)

See Notes to Financial Statements.
8

Eaton Vance
Greater India Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$28.220		$23.350	$12.050	$36.190	$25.800	$19.340

Income (Loss) From Operations

Net investment loss(1)	$(0.071)		$(0.208)	$(0.157)	$(0.245)	$(0.331)	$(0.196)
Net realized and unrealized gain (loss)	(2.822)		5.077	11.456	(22.716)	14.234	7.207

Total income (loss) from operations	$(2.893)		$4.869	$11.299	$(22.961)	$13.903	$7.011

Less Distributions

From net investment income	$(0.037)		$–	$–	$–	$–	$–
From net realized gain	–		–	–	(1.183)	(3.518)	(0.564)

Total distributions	$(0.037)		$–	$–	$(1.183)	$(3.518)	$(0.564)

Redemption fees(1)	$–		$0.001	$0.001	$0.004	$0.005	$0.013

Net asset value — End of period	$25.290		$28.220	$23.350	$12.050	$36.190	$25.800

Total Return(2)	(10.22	)%(3)	20.81%	93.78%	(65.23)%	55.04%	36.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$410,144		$552,831	$508,035	$293,121	$1,268,761	$821,768
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.96	%(6)	1.97%	2.23%	2.12%	1.99%	2.14%
Net investment loss	(0.56	)%(6)	(0.83)%	(0.91)%	(1.10)%	(1.11)%	(0.86)%
Portfolio Turnover of the Portfolio	22	%(3)	59%	63%	38%	63%	67%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
9

Eaton Vance
Greater India Fund

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$25.500		$21.230	$11.000	$33.360	$24.090	$18.170

Income (Loss) From Operations

Net investment loss(1)	$(0.137)		$(0.323)	$(0.222)	$(0.324)	$(0.446)	$(0.289)
Net realized and unrealized gain (loss)	(2.556)		4.592	10.451	(20.856)	13.229	6.761

Total income (loss) from operations	$(2.693)		$4.269	$10.229	$(21.180)	$12.783	$6.472

Less Distributions

From net investment income	$(0.037)		$–	$–	$–	$–	$–
From net realized gain	–		–	–	(1.183)	(3.518)	(0.564)

Total distributions	$(0.037)		$–	$–	$(1.183)	$(3.518)	$(0.564)

Redemption fees(1)	$–		$0.001	$0.001	$0.003	$0.005	$0.012

Net asset value — End of period	$22.770		$25.500	$21.230	$11.000	$33.360	$24.090

Total Return(2)	(10.52	)%(3)	20.07%	92.82%	(65.40)%	54.29%	35.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$111,664		$142,604	$134,386	$77,277	$301,887	$198,248
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.62	%(6)	2.58%	2.73%	2.62%	2.49%	2.64%
Net investment loss	(1.21	)%(6)	(1.42)%	(1.42)%	(1.60)%	(1.61)%	(1.35)%
Portfolio Turnover of the Portfolio	22	%(3)	59%	63%	38%	63%	67%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.
10

Eaton Vance
Greater India Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011						Period Ended
	(Unaudited)		2010	2009	2008	2007	December 31, 2006(1)

Net asset value — Beginning of period	$25.550		$21.270	$11.030	$33.420	$24.120	$19.440

Income (Loss) From Operations

Net investment loss(2)	$(0.137)		$(0.325)	$(0.227)	$(0.315)	$(0.485)	$(0.193)
Net realized and unrealized gain (loss)	(2.556)		4.604	10.466	(20.895)	13.299	5.421

Total income (loss) from operations	$(2.693)		$4.279	$10.239	$(21.210)	$12.814	$5.228

Less Distributions

From net investment income	$(0.037)		$–	$–	$–	$–	$–
From net realized gain	–		–	–	(1.183)	(3.518)	(0.549)

Total distributions	$(0.037)		$–	$–	$(1.183)	$(3.518)	$(0.549)

Redemption fees(2)	$–		$0.001	$0.001	$0.003	$0.004	$0.001

Net asset value — End of period	$22.820		$25.550	$21.270	$11.030	$33.420	$24.120

Total Return(3)	(10.54	)%(4)	20.12%	92.84%	(65.40)%	54.35%	26.89	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$75,076		$93,865	$74,778	$35,548	$120,050	$12,429
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.62	%(7)	2.58%	2.73%	2.62%	2.49%	2.63	%(7)
Net investment loss	(1.20	)%(7)	(1.43)%	(1.42)%	(1.58)%	(1.66)%	(1.69	)%(7)
Portfolio Turnover of the Portfolio	22	%(4)	59%	63%	38%	63%	67	%(8)

(1)	For the period from the commencement of operations, July 7, 2006, to December 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	For the Portfolio’s year ended December 31, 2006.

See Notes to Financial Statements.
11

Eaton Vance
Greater India Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	June 30, 2011		Year Ended	Period Ended
	(Unaudited)		December 31, 2010	December 31, 2009(1)

Net asset value — Beginning of period	$28.360		$23.380	$21.550

Income (Loss) From Operations

Net investment loss(2)	$(0.009)		$(0.093)	$(0.071)
Net realized and unrealized gain (loss)	(2.854)		5.072	1.901

Total income (loss) from operations	$(2.863)		$4.979	$1.830

Less Distributions

From net investment income	$(0.037)		$–	$–

Total distributions	$(0.037)		$–	$–

Redemption fees(2)	$–		$0.001	$0.000	(3)

Net asset value — End of period	$25.460		$28.360	$23.380

Total Return(4)	(10.09	)%(5)	21.30%	8.49	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,203		$44,125	$29,502
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.62	%(8)	1.57%	1.73	%(8)
Net investment loss	(0.07	)%(8)	(0.37)%	(1.25	)%(8)
Portfolio Turnover of the Portfolio	22	%(5)	59%	63	%(9)

(1)	For the period from the commencement of operations, October 1, 2009, to December 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Amount is less than $0.0005.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended December 31, 2009.

See Notes to Financial Statements.
12

Eaton Vance
Greater India Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Greater India Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Greater India Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $104,847,775 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

13

Eaton Vance
Greater India Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

H Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital. Effective January 1, 2011, Class A and Class I shares are no longer subject to a redemption fee.

I Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

J Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Administration Fee and Other Transactions with Affiliates

Effective April 28, 2011, the administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the period from April 28, 2011 through June 30, 2011, the administration fee amounted to $162,371. Prior to April 28, 2011, EVM earned a management fee as compensation for management and administration of the business affairs of the Fund. The fee was computed at an annual rate of 0.25% of the Fund’s average daily net assets up to $500 million, 0.233% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more, and was payable monthly. For the period from January 1, 2011 through April 27, 2011, the management fee amounted to $575,090 or 0.25% (annualized) of the Fund’s average daily net assets. Effective April 28, 2011, investment adviser and sub-adviser fees are paid by the Portfolio to Boston Management and Research (BMR), a subsidiary of EVM, and to Lloyd George Investment Management (Hong Kong) Limited (LGM-HK), respectively. Prior to April 28, 2011, investment adviser and administration fees were paid by the Portfolio to Lloyd George Investment Management (Bermuda) Limited (Lloyd George) and to EVM, respectively. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Effective April 28, 2011, BMR and LGM-HK have contractually agreed to reimburse the Fund’s operating expenses to the extent they exceed 1.88%, 2.58%, 2.58% and 1.58% annually of the Fund’s average daily net assets for Class A, Class B, Class C and Class I shares, respectively. This agreement may be changed or terminated after April 28, 2013. Pursuant to this agreement, BMR and LGM-HK reimbursed no expenses for the period from April 28, 2011 through June 30, 2011. Prior to April 28, 2011, Lloyd George and EVM had agreed to contractually reduce the Fund’s total operating expenses in an amount equal to 0.05% annually of the Fund’s average daily net assets. Pursuant to this agreement, EVM and Lloyd George were allocated $115,629 in total of the Fund’s operating expenses for the period from January 1, 2011 through April 27, 2011. Such reduction was shared equally by EVM and Lloyd George. The new administrative services agreement and fee reduction agreement and termination of the management agreement became effective upon the consummation of the change in control and ownership of Lloyd George, at which time EVM and Lloyd George ceased to be affiliates. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, also reduced a portion of its fees (see Note 4). EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $27,791 in sub-transfer agent fees. The Fund was informed that EVD received $47,087 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of BMR’s, EVM’s, LGM-HK’s, or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Prior to April 28, 2011, the Fund paid EVD an amount equal to (a) 0.50% of that portion of its average daily net assets attributable to Class A shares which had remained outstanding for one year or less and (b) 0.25% of that portion of its average daily net assets which were attributable to Class A shares which had remained outstanding

14

Eaton Vance
Greater India Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

for more than one year, for providing ongoing distribution services to the Fund. The Class A Plan also authorized the Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class A shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. EVD also had contractually agreed to reduce its distribution and service fees with respect to the Class A Plan such that the Fund’s total Class A distribution and service fees did not exceed 0.35% annually of the average daily net assets attributable to Class A shares. Pursuant to this agreement, EVD reduced its Class A distribution and service fees by $227,828 or 0.15% (annualized) of the average daily net assets for Class A shares for the period from January 1, 2011 through April 27, 2011. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011, prior to the reduction noted above, amounted to $979,446 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. Prior to April 28, 2011, Uncovered Distribution Charges were reduced by amounts theretofore paid or payable to EVD by Lloyd George in consideration of EVD’s distribution efforts. The amounts paid by Lloyd George to EVD were equivalent to 0.15% and 0.125% per annum of the Fund’s average daily net assets attributable to Class B and Class C shares, respectively, and were made from Lloyd George’s own resources, not Fund assets. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $444,830 and $299,138 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $4,062,000 and $9,765,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011, amounted to $148,277 and $99,713 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $13,000, $241,000 and $11,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,542,146 and $107,917,831, respectively.

15

Eaton Vance
Greater India Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	815,667	3,225,800
Issued to shareholders electing to receive payments of distributions in Fund shares	23,298	–
Redemptions	(4,246,339)	(5,460,914)
Exchange from Class B shares	33,725	68,792

Net decrease	(3,373,649)	(2,166,322)

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	79,287	337,155
Issued to shareholders electing to receive payments of distributions in Fund shares	6,757	–
Redemptions	(738,116)	(999,810)
Exchange to Class A shares	(37,408)	(75,855)

Net decrease	(689,480)	(738,510)

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	282,054	1,011,925
Issued to shareholders electing to receive payments of distributions in Fund shares	4,157	–
Redemptions	(670,060)	(853,955)

Net increase (decrease)	(383,849)	157,970

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	626,242	909,711
Issued to shareholders electing to receive payments of distributions in Fund shares	772	–
Redemptions	(368,109)	(615,956)

Net increase	258,905	293,755

For the year ended December 31, 2010, the Fund received $21,257 in redemption fees.

16

Greater India Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 96.0%

Security	Shares	Value

India — 92.0%

Automobiles — 4.1%

Bajaj Auto, Ltd.	314,210	$9,922,712
Mahindra & Mahindra, Ltd.	1,054,086	16,548,718

		$26,471,430

Commercial Banks — 15.2%

Allahabad Bank, Ltd.	1,909,984	$8,436,559
Bank of Baroda	326,451	6,422,139
Canara Bank, Ltd.(1)	588,440	6,936,201
HDFC Bank, Ltd.	421,319	23,683,689
ICICI Bank, Ltd.	1,283,494	31,434,859
State Bank of India	394,348	21,195,216

		$98,108,663

Construction & Engineering — 6.5%

IRB Infrastructure Developers, Ltd.	2,547,943	$9,920,156
IVRCL, Ltd.	2,543,652	3,993,383
Larsen & Toubro, Ltd.	677,930	27,856,132

		$41,769,671

Construction Materials — 0.8%

UltraTech Cement, Ltd.(1)	245,752	$5,068,099

		$5,068,099

Consumer Finance — 1.2%

Shriram Transport Finance Co., Ltd.	536,602	$7,424,290

		$7,424,290

Diversified Financial Services — 3.1%

Infrastructure Development Finance Co., Ltd.(1)	3,765,272	$11,058,927
Rural Electrification Corp., Ltd.	2,046,404	8,959,556

		$20,018,483

Electric Utilities — 3.7%

Power Grid Corporation of India, Ltd.	2,853,289	$7,022,053
Tata Power Co., Ltd.	568,715	16,689,356

		$23,711,409

Electrical Equipment — 3.6%

Bharat Heavy Electricals, Ltd.	307,463	$14,128,870
Crompton Greaves, Ltd.	1,598,635	9,281,407

		$23,410,277

Gas Utilities — 1.1%

GAIL (India), Ltd.	710,565	$7,008,203

		$7,008,203

Hotels, Restaurants & Leisure — 1.0%

Mahindra Holidays & Resorts India, Ltd.	800,033	$6,231,927

		$6,231,927

Independent Power Producers & Energy Traders — 0.8%

GVK Power & Infrastructure, Ltd.(1)	11,945,429	$5,161,965

		$5,161,965

Industrial Conglomerates — 1.1%

Jaiprakash Associates, Ltd.	4,026,774	$7,317,192

		$7,317,192

IT Services — 12.5%

HCL Technologies, Ltd.	1,515,489	$16,812,520
Infosys, Ltd.	531,963	34,617,923
Tata Consultancy Services, Ltd.	1,094,785	28,982,988

		$80,413,431

Machinery — 3.6%

Ashok Leyland, Ltd.	7,733,960	$8,452,012
BEML, Ltd.	271,301	3,525,880
Tata Motors, Ltd.	505,210	11,241,282

		$23,219,174

Media — 1.0%

Zee Entertainment Enterprises, Ltd.	2,193,917	$6,636,326

		$6,636,326

Metals & Mining — 8.1%

Hindalco Industries, Ltd.	1,631,860	$6,606,389
Jindal Steel & Power, Ltd.	460,753	6,689,295
JSW Steel, Ltd.(1)	322,619	6,416,902

See Notes to Financial Statements.
17

Greater India Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining (continued)

Sterlite Industries (India), Ltd.(1)	2,629,459	$9,845,082
Tata Steel, Ltd.	1,670,454	22,937,242

		$52,494,910

Oil, Gas & Consumable Fuels — 7.6%

Bharat Petroleum Corp., Ltd.	343,503	$4,987,791
Oil & Natural Gas Corp., Ltd.	1,028,990	6,323,326
Reliance Industries, Ltd.	1,893,967	38,009,421

		$49,320,538

Pharmaceuticals — 6.2%

Aurobindo Pharma, Ltd.	1,827,935	$7,064,115
Cipla, Ltd.	1,260,398	9,283,546
Dr. Reddy’s Laboratories, Ltd.	486,669	16,682,451
Glenmark Pharmaceuticals, Ltd.	960,991	6,900,690

		$39,930,802

Thrifts & Mortgage Finance — 2.9%

Housing Development Finance Corp., Ltd.	1,187,260	$18,718,632

		$18,718,632

Tobacco — 5.1%

ITC, Ltd.	7,271,089	$33,090,436

		$33,090,436

Wireless Telecommunication Services — 2.8%

Bharti Airtel, Ltd.	2,026,536	$17,874,745

		$17,874,745

Total India
(identified cost $472,464,826)		$593,400,603

Sri Lanka — 4.0%

Commercial Banks — 1.5%

Commercial Bank of Ceylon PLC	4,397,388	$9,959,381

		$9,959,381

Industrial Conglomerates — 1.6%

John Keells Holdings PLC	5,578,968	$10,342,744

		$10,342,744

Wireless Telecommunication Services — 0.9%

Dialog Axiata PLC	71,161,980	$5,848,930

		$5,848,930

Total Sri Lanka
(identified cost $23,433,306)		$26,151,055

Total Common Stocks
(identified cost $495,898,132)		$619,551,658

Short-Term Investments — 0.5%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/11	$3,100	$3,099,966

Total Short-Term Investments
(identified cost $3,099,966)		$3,099,966

Total Investments — 96.5%
(identified cost $498,998,098)		$622,651,624

Other Assets, Less Liabilities — 3.5%		$22,578,693

Net Assets — 100.0%		$645,230,317

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See Notes to Financial Statements.
18

Greater India Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investments, at value (identified cost, $498,998,098)	$622,651,624
Foreign currency, at value (identified cost, $17,745,216)	17,828,073
Dividends and interest receivable	2,086,079
Receivable for investments sold	4,252,994
Receivable for foreign taxes	1,424,099

Total assets	$648,242,869

Liabilities

Payable for investments purchased	$2,185,280
Payable to affiliates:
Investment adviser fee	565,892
Trustees’ fees	6,942
Accrued expenses	254,438

Total liabilities	$3,012,552

Net Assets applicable to investors’ interest in Portfolio	$645,230,317

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$521,432,017
Net unrealized appreciation	123,798,300

Total	$645,230,317

See Notes to Financial Statements.
19

Greater India Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $7,040)	$4,855,541
Interest	1,822

Total investment income	$4,857,363

Expenses

Investment adviser fee	$2,959,536
Administration fee	567,657
Trustees’ fees and expenses	14,240
Custodian fee	660,131
Legal and accounting services	50,208
Miscellaneous	11,363

Total expenses	$4,263,135

Deduct —
Reduction of custodian fee	$171

Total expense reductions	$171

Net expenses	$4,262,964

Net investment income	$594,399

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (including refundable foreign capital gains taxes of $565,105)	$8,594,677
Foreign currency transactions	179,001

Net realized gain	$8,773,678

Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $3,577,270)	$(92,523,318)
Foreign currency	(666,479)

Net change in unrealized appreciation (depreciation)	$(93,189,797)

Net realized and unrealized loss	$(84,416,119)

Net decrease in net assets from operations	$(83,821,720)

See Notes to Financial Statements.
20

Greater India Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income (loss)	$594,399	$(305,046)
Net realized gain from investment and foreign currency transactions	8,773,678	75,281,256
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(93,189,797)	74,757,306

Net increase (decrease) in net assets from operations	$(83,821,720)	$149,733,516

Capital transactions —
Contributions	$1,542,146	$23,381,779
Withdrawals	(107,917,831)	(86,457,814)

Net decrease in net assets from capital transactions	$(106,375,685)	$(63,076,035)

Net increase (decrease) in net assets	$(190,197,405)	$86,657,481

Net Assets

At beginning of period	$835,427,722	$748,770,241

At end of period	$645,230,317	$835,427,722

See Notes to Financial Statements.
21

Greater India Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	1.23	%(2)	1.19%	1.22%	1.19%	1.14%	1.22%
Net investment income (loss)	0.17	%(2)	(0.04)%	0.09%	(0.17)%	(0.27)%	0.07%
Portfolio Turnover	22	%(3)	59%	63%	38%	63%	67%

Total Return	(9.88	)%(3)	21.75%	95.65%	(64.87)%	56.32%	37.53%

Net assets, end of period (000’s omitted)	$645,230		$835,428	$748,770	$410,359	$1,689,486	$1,028,290

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
22

Greater India Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Greater India Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Greater India Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in India. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities, the holding period of such securities, the related tax rates, and the availability of any realized losses in excess of gains that may be carried forward to offset future gains. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on certain Indian securities sold at a gain are included in net realized gain (loss) on investments.

23

Greater India Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service. The Portfolio also files tax returns in India annually as of March 31st. Such tax returns are subject to examination by the Indian tax authorities for open years as determined by the statute of limitations, which is generally a period of up to 7 years after a tax return is filed.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

Effective April 28, 2011, the investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million, 1.01% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. Pursuant to a sub-advisory agreement effective April 28, 2011, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK), a portion of its adviser fee for sub-advisory services provided to the Portfolio. Prior to April 28, 2011, the investment adviser fee was earned by Lloyd George Management (Bermuda) Limited (Lloyd George) as compensation for management and investment advisory services rendered to the Portfolio. The fee was computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and was paid monthly. For the six months ended June 30, 2011, the investment adviser fee amounted to $2,959,536 or 0.86% (annualized) of the Portfolio’s average daily net assets. Prior to April 28, 2011, an administration fee was earned by EVM for administering the business affairs of the Portfolio and was computed at an annual rate of 0.25% of the Portfolio’s average daily net assets up to $500 million, 0.233% from $500 million up to $1 billion and at reduced rates on daily net assets of $1 billion or more. For the period from January 1, 2011 through April 27, 2011, the administration fee was equivalent to 0.25% (annualized) of the Portfolio’s average daily net assets and amounted to $567,657. The new advisory and sub-advisory agreements and termination of the administration agreement became effective upon the consummation of the change in control and ownership of Lloyd George, at which time EVM and Lloyd George ceased to be affiliates.

Except for Trustees of the Portfolio who are not members of EVM’s, BMR’s, LGM-HK’s or Lloyd George’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $149,985,899 and $238,292,774, respectively, for the six months ended June 30, 2011.

24

Greater India Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$520,423,569

Gross unrealized appreciation	$138,302,949
Gross unrealized depreciation	(36,074,894)

Net unrealized appreciation	$102,228,055

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

6 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States. Settlement of securities transactions in the Indian sub-continent may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Portfolio’s assets. The Portfolio may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

25

Greater India Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$—	$39,339,683		$—	$39,339,683
Consumer Staples	—	33,090,436		—	33,090,436
Energy	—	49,320,538		—	49,320,538
Financials	9,959,381	144,270,068		—	154,229,449
Health Care	23,583,141	16,347,661		—	39,930,802
Industrials	10,342,744	95,716,314		—	106,059,058
Information Technology	—	80,413,431		—	80,413,431
Materials	—	57,563,009		—	57,563,009
Telecommunication Services	5,848,930	17,874,745		—	23,723,675
Utilities	—	35,881,577		—	35,881,577

Total Common Stocks	$49,734,196	$569,817,462	*	$—	$619,551,658

Short-Term Investments	$—	$3,099,966		$—	$3,099,966

Total Investments	$49,734,196	$572,917,428		$—	$622,651,624

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

26

Eaton Vance
Greater India Fund

June 30, 2011

Special Meeting of Shareholders (Unaudited)

Eaton Vance Greater India Fund

The Fund held a Special Meeting of Shareholders on April 6, 2011 to approve new investment advisory and sub-advisory agreements for Greater India Portfolio, the registered investment company in which the Fund invests. The results of the vote were as follows:

	Number of Shares
				Broker
	Affirmative	Against	Abstain	Non-Vote*

Proposal 1: To approve a new investment advisory agreement between Boston Management and Research (“BMR”) and the Portfolio.	10,371,922	420,479	508,409	3,931,890
Proposal 2: To approve a new investment sub-advisory agreement between BMR and Lloyd George Management (Hong Kong) Limited (“LGM-HK”), pursuant to which LGM-HK will serve as investment sub-adviser to the Portfolio.	10,312,261	477,781	510,768	3,931,890

Greater India Portfolio

The Portfolio held a Special Meeting of Shareholders on April 6, 2011 to approve new investment advisory and sub-advisory agreements. The results of the vote were as follows:

	Interest in the Portfolio
				Broker
	Affirmative	Against	Abstain	Non-Vote*

Proposal 1: To approve a new investment advisory agreement between BMR and the Portfolio.	68%	3%	3%	26%
Proposal 2: To approve a new investment sub-advisory agreement between BMR and LGM-HK, pursuant to which LGM-HK will serve as investment sub-adviser to the Portfolio.	68%	3%	3%	26%

*	Broker non-votes (i.e., proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated as shares that are present at the meeting for purposes of establishing a quorum, but have the effect of a vote against the Proposals.

Results are rounded to the nearest whole number.

27

Eaton Vance
Greater India Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval. The 1940 Act also provides that a fund’s investment advisory agreement will terminate automatically upon its “assignment,” which generally includes any direct or indirect transfer of the investment advisory agreement or of a controlling block of the adviser’s outstanding voting securities.

The shareholders of Lloyd George Management (B.V.I.) Limited (“LGM Parent”), the parent company of Lloyd George Investment Management (Bermuda) Limited (“LGM-Bermuda”, and together with LGM-HK (as defined below) and its other affiliates “LGM”), have negotiated the terms of an agreement pursuant to which Bank of Montreal or a wholly-owned subsidiary of Bank of Montreal (collectively, “BMO”) will purchase 100% of LGM Parent’s outstanding shares (the “Transaction”). LGM-Bermuda or an affiliate (“LGM”) is the investment adviser to the Greater India Portfolio (the “Portfolio”) pursuant to an investment advisory agreement with the Portfolio (the “Current LGM Agreement”). Eaton Vance Greater India Fund (the “Fund”), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in the Portfolio. Eaton Vance Management (“EVM”) currently serves as administrator to the Portfolio pursuant to an administration agreement (the “Portfolio Administration Agreement”) and manager of the Fund pursuant to a management agreement (together with the Portfolio Administration Agreement, the “Current EVM Agreements”). The Current LGM Agreement and the Current EVM Agreements are sometimes referred to herein as the “Current Agreements.” Upon consummation of the Transaction, the Current LGM Agreement will terminate automatically in accordance with the requirements of the 1940 Act. In connection with the termination of the Current LGM Agreement upon consummation of the Transaction, and consistent with the recommendation of the Board of the Fund and Portfolio, EVM and LGM have proposed to restructure the contractual relationships with the Portfolio and the Fund such that Boston Management and Research (“BMR”), an affiliate of EVM, would serve as the investment adviser of the Portfolio, Lloyd George Management (Hong Kong) Limited (the “LGM-HK”) would serve as sub-adviser to the Portfolio, and EVM would serve as administrator to the Fund.

After review of the proposed Transaction and restructuring of the Portfolio’s relationship with EVM and LGM, the Board, including a majority of the Independent Trustees, voted at an in-person meeting held on December 13, 2010 to approve the investment advisory agreement (the “Proposed BMR Agreement”) between the Portfolio and BMR, the sub-advisory agreement (the “Proposed LGM Agreement” and together with the Proposed BMR Agreement, the “New Agreements”) between BMR and LGM-HK, and the administrative services agreement between the Fund and EVM.

In connection with its review of the Transaction, the Board requested and received information detailing the terms of the Transaction, the financial and organizational impact of the Transaction on LGM and its personnel, the terms of the New Agreements (including the similarities and differences between the Current Agreements and the New Agreements), the nature of the policies and processes that will be in place following the Transaction, the anticipated role of Bank of Montreal as LGM’s parent company, and the financial impact of the Transaction on Eaton Vance Corp. (“EVC”), the parent company of BMR and EVM, as a seller of its equity interest in LGM Parent. The Board also received assurances that the nature, extent and quality of the interrelated services to be provided by LGM, BMR and EVM under the New Agreements will be substantially the same the services currently provided by LGM and EVM under the Current Agreements and that following the Transaction LGM will continue to operate its business in substantially the same manner as it does currently. In connection with its review, the Board met in person with senior management of LGM, BMR, EVM and Bank of Montreal to discuss the Transaction and the terms of the New Agreements.

In addition to considering information provided by management in connection with the Board’s review of the Transaction, the Board considered information and materials previously provided in connection with its review and approval of the Current Agreements. The information considered by the Board included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by BMR and its affiliates and by LGM for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by LGM and BMR as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;
•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

28

Eaton Vance
Greater India Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Information about BMR and LGM

•	Reports detailing the financial results and condition of BMR and LGM;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of BMR and its affiliates and LGM, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of BMR’s and LGM’s policies and procedures relating to proxy voting and, with respect to BMR, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by BMR and its affiliates and LGM on behalf of the Eaton Vance Funds (including descriptions of various compliance programs), and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of BMR and its affiliates and LGM;
•	A description of BMR’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by BMR and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by BMR (which is also the administrator) and LGM; and
•	The terms of the Current Agreements and the New Agreements.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the New Agreements, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services to be provided to the Fund and Portfolio by BMR and LGM.

The Board considered BMR’s and LGM’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio. The Board also considered the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Portfolio and, with respect to BMR, whose responsibilities may include supervising LGM and coordinating activities in implementing the Fund’s investment strategies. In the course of its review, the Board received assurances that the nature, extent and quality of the package of inter-related services to be provided by LGM, BMR and EVM under the New Agreements will be substantially the same as the services currently provided by LGM and EVM under the Current Agreements. The Board also took into account the resources dedicated to portfolio management and other services by each of BMR and LGM, including the compensation methods to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board reviewed the compliance programs of BMR, LGM and certain respective affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of BMR and its affiliates and LGM to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by BMR and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board also considered the benefit to the overall governance of the Fund of having BMR, an affiliate of EVM, serve as the Fund’s investment adviser, consistent with the overall structure of the Eaton Vance family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of the package of inter-related services to be provided by BMR and LGM and their affiliates under the New Agreements, taken as a whole, is appropriate and consistent with the services provided under the Current Agreements and with the terms of the New Agreements.

29

Eaton Vance
Greater India Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. In addition, the Board reviewed updated comparative performance data for the Fund for relevant periods through October 31, 2010. On the basis of the foregoing and other relevant information provided in response to inquiries from the Board’s Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rate, including the administrative fee rate, to be payable by the Fund (referred to collectively as “management fees”). The Board noted that the total management fees payable by the Fund and the Portfolio would remain substantially the same under the New Agreements. The Board also took into consideration the agreement by BMR to enter into expense reimbursement and/or fee waiver arrangements to establish a maximum total expense ratio for the Fund applicable during the two year period following the effectiveness of the New Agreements.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by BMR and LGM, the Board concluded with respect to the Fund that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by BMR and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and the Portfolio. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by BMR and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by BMR and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to BMR as a result of securities transactions effected for the Fund and other investment advisory clients. In particular, the Board noted representations from LGM and EVM that the fees payable to BMR and LGM under the New Agreements will not significantly affect their respective profitability with respect to the Fund and the Portfolio. The Board further concluded that, in light of LGM’s role as a sub-adviser not affiliated with BMR under the New Agreements, LGM’s profitability in managing the Portfolio is not a material factor.

In considering the terms of the Transaction the Board considered the equity ownership interest in LGM Parent currently held by EVC, and that EVC will participate with LGM Parent’s other equity owners as a seller in the Transaction. The Board further considered that such equity owners may receive additional compensation paid through earn-out arrangements in periods following the consummation of the Transaction. In this regard, the Board noted representations received from management that the amount of additional compensation through earn-out payments that EVC might receive is not material to EVC’s financial condition.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by BMR and its affiliates under the New Agreements are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which BMR and LGM, on the one hand, and the Fund and Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and BMR’s and LGM’s profitability may expect to be affected by such increases or decreases. The Board concluded that the structure of the advisory fee and the sub-advisory fee, which include breakpoints at several asset levels, can be expected to cause BMR and its affiliates, LGM, and the Fund to share such benefits equitably.

30

Eaton Vance
Greater India Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Greater India Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Greater India Portfolio

Hon. Robert Lloyd George President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Greater India Fund and Greater India Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

31

Eaton Vance
Greater India Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Greater India Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser of Greater India Portfolio
Lloyd George Management (Hong Kong) Limited
Suite 3808, One Exchange Square
Central, Hong Kong

Administrator of Eaton Vance Greater India Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

142-8/11	GISRC

Eaton Vance Investment Grade Income Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Investment Grade Income Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	28
Officers and Trustees	31
Important Notices	32

Eaton Vance
Investment Grade Income Fund
June 30, 2011
Portfolio Managers Thomas H. Luster, CFA; Bernard Scozzafava, CFA
Performance1

	Class A	Class I
Symbol	EAGIX	EIGIX
Inception Date	1/5/09	3/21/07

% Average Annual Total Returns at net asset value (NAV)

Six Months	2.70	2.93
One Year	5.05	5.31
Since Inception	6.47	5.75

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-2.14	2.93
One Year	0.04	5.31
Since Inception	4.42	5.75

% Maximum Sales Charge	Class A	Class I

	4.75	None

% Total Annual Operating Expense Ratios[2]	Class A	Class I

Gross	1.26	1.01
Net	0.95	0.70

Comparative Performance[3]	% Return

Barclays Capital U.S. Aggregate Index

Six Months	2.72
One Year	3.90
Since Inception (3/21/07)	5.94

Lipper Intermediate Investment Grade Debt Funds Average*

Six Months	2.77
One Year	5.11
Since Inception (3/21/07)	5.74
* Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Investment Grade Income Fund
June 30, 2011
Fund Profile4

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Investment Grade Income Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/12. Without this expense reimbursement performance would have been lower.

3.	Barclays Capital U.S. Aggregate Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

Fund profile subject to change due to active management.

4

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)		Ratio

Actual
Class A	$1,000.00	$1,027.00	$4.77	**	0.95%
Class I	$1,000.00	$1,029.30	$3.52	**	0.70%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.10	$4.76	**	0.95%
Class I	$1,000.00	$1,021.30	$3.51	**	0.70%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investment in Investment Grade Income Portfolio, at value (identified cost, $44,153,686)	$44,351,074
Receivable for Fund shares sold	295,277
Receivable from affiliate	3,676

Total assets	$44,650,027

Liabilities

Payable for Fund shares redeemed	$74,534
Distributions payable	62,892
Payable to affiliates:
Distribution and service fees	2,406
Trustees’ fees	125
Accrued expenses	17,438

Total liabilities	$157,395

Net Assets	$44,492,632

Sources of Net Assets

Paid-in capital	$43,949,696
Accumulated net realized gain from Portfolio	402,270
Accumulated distributions in excess of net investment income	(56,722)
Net unrealized appreciation from Portfolio	197,388

Total	$44,492,632

Class A Shares

Net Assets	$11,941,688
Shares Outstanding	1,152,807
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.36
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.88

Class I Shares

Net Assets	$32,550,944
Shares Outstanding	3,146,479
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.35

On sales of $50,000 or more, the offering price of Class A shares is reduced

See Notes to Financial Statements.
6

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Interest allocated from Portfolio	$950,046
Dividends allocated from Portfolio	33,709
Securities lending income allocated from Portfolio, net	1,770
Expenses allocated from Portfolio	(127,914)

Total investment income from Portfolio	$857,611

Expenses

Distribution and service fees
Class A	$15,745
Trustees’ fees and expenses	250
Custodian fee	11,621
Transfer and dividend disbursing agent fees	15,205
Legal and accounting services	11,110
Printing and postage	10,742
Registration fees	20,081
Miscellaneous	4,007

Total expenses	$88,761

Deduct —
Allocation of expenses to affiliate	$45,763

Total expense reductions	$45,763

Net expenses	$42,998

Net investment income	$814,613

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$465,368
Swap contracts	(1,405)

Net realized gain	$463,963

Change in unrealized appreciation (depreciation) —
Investments	$(13,784)
Swap contracts	(35,581)

Net change in unrealized appreciation (depreciation)	$(49,365)

Net realized and unrealized gain	$414,598

Net increase in net assets from operations	$1,229,211

See Notes to Financial Statements.
7

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$814,613	$1,154,640
Net realized gain from investment transactions, written options and swap contracts	463,963	659,004
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(49,365)	(66,687)

Net increase in net assets from operations	$1,229,211	$1,746,957

Distributions to shareholders —
From net investment income
Class A	$(237,388)	$(369,124)
Class I	(641,774)	(842,138)
From net realized gain
Class A	(37,565)	(174,814)
Class I	(96,779)	(353,818)

Total distributions to shareholders	$(1,013,506)	$(1,739,894)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,887,073	$17,300,033
Class I	2,687,075	25,242,256
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	244,197	496,637
Class I	355,608	749,356
Cost of shares redeemed
Class A	(7,876,444)	(10,485,529)
Class I	(1,979,925)	(4,405,563)

Net increase (decrease) in net assets from Fund share transactions	$(2,682,416)	$28,897,190

Net increase (decrease) in net assets	$(2,466,711)	$28,904,253

Net Assets

At beginning of period	$46,959,343	$18,055,090

At end of period	$44,492,632	$46,959,343

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(56,722)	$7,827

See Notes to Financial Statements.
8

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended
	June 30, 2011		Year Ended	Period Ended
	(Unaudited)		December 31, 2010	December 31, 2009(1)

Net asset value — Beginning of period	$10.310		$10.080	$9.910

Income (Loss) From Operations

Net investment income(2)	$0.179		$0.362	$0.395
Net realized and unrealized gain	0.097		0.365	0.187

Total income from operations	$0.276		$0.727	$0.582

Less Distributions

From net investment income	$(0.195)		$(0.380)	$(0.412)
From net realized gain	(0.031)		(0.117)	—

Total distributions	$(0.226)		$(0.497)	$(0.412)

Net asset value — End of period	$10.360		$10.310	$10.080

Total Return(3)	2.70	%(4)	7.30%	6.02	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$11,942		$15,622	$8,341
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.95	%(8)	0.95%	0.95	%(8)
Net investment income	3.48	%(8)	3.48%	4.01	%(8)
Portfolio Turnover of the Portfolio	54	%(4)	91%	94	%(9)

(1)	For the period from the commencement of operations, January 5, 2009, to December 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator reimbursed certain operating expenses (equal to 0.21%, 0.31% and 1.07% of average daily net assets for the six months ended June 30, 2011, the year ended December 31, 2010 and the period from the commencement of operations, January 5, 2009, to December 31, 2009, respectively). Absent these reimbursements, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended December 31, 2009.

See Notes to Financial Statements.
9

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2011					Period Ended
	(Unaudited)		2010	2009	2008	December 31, 2007(1)

Net asset value — Beginning of period	$10.290		$10.080	$9.940	$10.010	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.191		$0.391	$0.419	$0.462	$0.338
Net realized and unrealized gain (loss)	0.108		0.345	0.157	(0.040)	0.041

Total income from operations	$0.299		$0.736	$0.576	$0.422	$0.379

Less Distributions

From net investment income	$(0.208)		$(0.409)	$(0.436)	$(0.471)	$(0.363)
From net realized gain	(0.031)		(0.117)	—	—	—
Tax return of capital	—		—	—	(0.021)	(0.006)

Total distributions	$(0.239)		$(0.526)	$(0.436)	$(0.492)	$(0.369)

Net asset value — End of period	$10.350		$10.290	$10.080	$9.940	$10.010

Total Return(3)	2.93	%(4)	7.39%	5.85%	4.59%	3.80	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$32,551		$31,337	$9,714	$6,755	$2,805
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	0.70	%(8)	0.70%	0.70%	0.70%	0.75	%(8)
Net investment income	3.73	%(8)	3.77%	4.21%	4.72%	4.35	%(8)
Portfolio Turnover of the Portfolio	54	%(4)	91%	94%	70%	130	%(9)

(1)	For the period from the start of business, March 21, 2007, to December 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	The administrator reimbursed certain operating expenses (equal to 0.21%, 0.31%, 1.08%, 1.39% and 2.47% of average daily net assets for the six months ended June 30, 2011, the years ended December 31, 2010, 2009 and 2008 and the period from the start of business, March 21, 2007, to December 31, 2007, respectively). Absent these reimbursements, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the Portfolio’s year ended December 31, 2007.

See Notes to Financial Statements.
10

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Investment Grade Income Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Investment Grade Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (32.5% at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards from prior years, if any) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset

11

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 0.95% and 0.70% annually of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2012. Pursuant to this agreement, EVM was allocated $45,763 of the Fund’s operating expenses for the six months ended June 30, 2011. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $329 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,719 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $15,745 for Class A shares.

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $70 of CDSCs paid by Class A shareholders.

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $4,095,266 and $8,323,371, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	375,275	1,648,018
Issued to shareholders electing to receive payments of distributions in Fund shares	23,589	47,974
Redemptions	(761,541)	(1,007,665)

Net increase (decrease)	(362,677)	688,327

12

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	260,098	2,432,389
Issued to shareholders electing to receive payments of distributions in Fund shares	34,394	72,401
Redemptions	(192,009)	(424,730)

Net increase	102,483	2,080,060

At June 30, 2011, pooled income funds (established and maintained by a public charity) managed by EVM owned 23% of the value of the outstanding shares of the Fund.

13

Investment Grade Income Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Corporate Bonds — 32.2%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive — 0.8%

Ford Motor Co., 7.45%, 7/16/31(1)	$500	$569,319
Navistar International Corp., 8.25%, 11/1/21	500	537,500

		$1,106,819

Automotive & Auto Parts — 0.7%

Lear Corp., 7.875%, 3/15/18	$500	$540,000
O’Reilly Automotive, Inc., 4.875%, 1/14/21	415	417,506

		$957,506

Banks — 3.2%

American Express Co., 8.125%, 5/20/19	$890	$1,129,430
Bank of America Corp., 5.65%, 5/1/18	580	612,065
Citigroup, Inc., 5.85%, 8/2/16(1)	745	818,327
Citigroup, Inc., 8.50%, 5/22/19	185	229,556
Invesco, Ltd., 5.375%, 12/15/14	650	713,237
Merrill Lynch & Co., 5.70%, 5/2/17	200	208,464
Morgan Stanley, MTN, 6.625%, 4/1/18	580	639,484

		$4,350,563

Beverages — 1.7%

Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$195,128
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	615	699,759
Brown-Forman Corp., 2.50%, 1/15/16	705	712,415
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	710	718,915

		$2,326,217

Biotechnology — 0.5%

Bio-Rad Laboratories, Inc., 8.00%, 9/15/16(1)	$560	$624,400

		$624,400

Broadcasting and Cable — 0.9%

Time Warner Cable, Inc., 8.75%, 2/14/19	$425	$542,044
Time Warner, Inc., 5.875%, 11/15/16	620	709,150

		$1,251,194

Chemicals — 1.1%

Dow Chemical Co. (The), 7.60%, 5/15/14	$625	$725,038
E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	650	715,165

		$1,440,203

Commercial Services — 1.7%

Corrections Corp. of America, 7.75%, 6/1/17	$470	$514,063
Hillenbrand, Inc., 5.50%, 7/15/20	400	405,302
Waste Management, Inc., 7.375%, 3/11/19	260	316,133
Waste Management, Inc., 7.75%, 5/15/32	310	385,002
Western Union Co. (The), 6.20%, 11/17/36(1)	700	714,013

		$2,334,513

Communications Services — 0.7%

Crown Castle International Corp., 9.00%, 1/15/15	$270	$294,300
Qwest Corp., 7.625%, 6/15/15	640	726,400

		$1,020,700

Computers — 0.2%

Brocade Communications Systems, Inc., 6.625%, 1/15/18	$300	$318,000

		$318,000

Diversified Manufacturing — 1.6%

Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	$1,310	$1,421,318
Tyco Electronics Group SA, 6.55%, 10/1/17	620	731,049

		$2,152,367

Drugs — 0.6%

Abbott Laboratories, 6.00%, 4/1/39	$420	$466,102
Merck & Co., Inc., MTN, 5.76%, 5/3/37	335	382,794

		$848,896

Electric Utilities — 0.5%

PPL Energy Supply, LLC, 6.50%, 5/1/18	$650	$734,025

		$734,025

Electrical and Electronic Equipment — 0.7%

Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$500	$501,800
Jabil Circuit, Inc., 5.625%, 12/15/20	500	492,500

		$994,300

Energy — 1.5%

Cameron International Corp., 6.375%, 7/15/18(1)	$635	$726,061
Petrobras International Finance Co., 7.875%, 3/15/19	570	692,700
Total Capital SA, 3.00%, 6/24/15	675	702,634

		$2,121,395

See Notes to Financial Statements.
14

Investment Grade Income Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Financial Services — 1.8%

Capital One Bank USA NA, 8.80%, 7/15/19	$615	$755,477
FUEL Trust, 4.207%, 4/15/16(2)	450	451,987
General Electric Capital Corp., 5.625%, 5/1/18	640	700,618
Janus Capital Group, Inc., 6.70%, 6/15/17	530	581,417

		$2,489,499

Foods — 0.9%

Corn Products International, Inc., 3.20%, 11/1/15	$205	$209,197
Kraft Foods, Inc., 5.375%, 2/10/20	510	558,151
Kraft Foods, Inc., 6.50%, 2/9/40	120	133,749
Ralcorp Holdings, Inc., 4.95%, 8/15/20	365	370,517

		$1,271,614

Foods-Retail — 0.6%

Safeway, Inc., 5.00%, 8/15/19	$730	$764,816

		$764,816

Health Services — 0.3%

McKesson Corp., 6.50%, 2/15/14	$340	$382,330

		$382,330

Insurance — 0.7%

Prudential Financial, Inc., MTN, 6.00%, 12/1/17	$605	$679,517
Willis Group Holdings PLC, 4.125%, 3/15/16	265	270,337

		$949,854

Lodging and Gaming — 1.5%

International Game Technology, 7.50%, 6/15/19	$600	$686,642
Penn National Gaming, Inc., 8.75%, 8/15/19(1)	540	589,950
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15(1)	650	739,375

		$2,015,967

Mining — 0.5%

Rio Tinto Finance USA, Ltd., 9.00%, 5/1/19(1)	$510	$676,415

		$676,415

Office Equipment / Supplies — 0.6%

Xerox Corp., 7.20%, 4/1/16	$650	$761,725

		$761,725

Oil and Gas-Equipment and Services — 1.1%

Ensco PLC, 3.25%, 3/15/16	$720	$731,499
Weatherford International, Inc., 6.35%, 6/15/17	630	713,554

		$1,445,053

Pipelines — 0.9%

Energy Transfer Partners, L.P., 5.95%, 2/1/15	$520	$576,015
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	674,494

		$1,250,509

Real Estate Investment Trusts (REITs) — 1.0%

BRE Properties, Inc., 5.50%, 3/15/17	$660	$720,325
Vornado Realty, L.P., 4.25%, 4/1/15(1)	605	628,243

		$1,348,568

Retail-Specialty and Apparel — 2.6%

AutoZone, Inc., 4.00%, 11/15/20(1)	$750	$717,543
Home Depot, Inc., 5.875%, 12/16/36	730	749,603
Limited Brands, Inc., 6.625%, 4/1/21	470	482,925
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	650	732,541
Staples, Inc., 9.75%, 1/15/14	520	619,254
Toys “R” Us, 10.75%, 7/15/17	250	279,375

		$3,581,241

Tobacco — 0.7%

Philip Morris International, Inc., 5.65%, 5/16/18	$870	$979,143

		$979,143

Toys, Games & Hobbies — 0.6%

Hasbro, Inc., 6.35%, 3/15/40	$735	$762,316

		$762,316

Transportation — 2.0%

AWAS Aviation Capital, Ltd., 7.00%, 10/15/16(1)(2)	$571	$589,050
Kansas City Southern Mexico, 8.00%, 2/1/18(1)	500	545,000
Ryder System, Inc., MTN, 3.50%, 6/1/17(1)	800	807,508
Southwest Airlines Co., 5.125%, 3/1/17	730	782,553

		$2,724,111

Total Corporate Bonds
(identified cost $42,218,602)		$43,984,259

See Notes to Financial Statements.
15

Investment Grade Income Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Agency Mortgage-Backed Securities — 25.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$354	$368,931
Gold Pool #G04309, 5.50%, 5/1/38	3,847	4,155,046
Gold Pool #G18176, 5.00%, 4/1/22	619	666,368
Pool #A97620, 4.50%, 3/1/41	2,036	2,105,568
Pool #C03517, 4.50%, 9/1/40	2,248	2,324,535
Pool #G08348, 5.00%, 6/1/39	1,127	1,197,517
Pool #Q00285, 4.50%, 4/1/41	2,993	3,095,613

		$13,913,578

Federal National Mortgage Association:
Pool #190405, 4.00%, 10/1/40	$1,682	$1,683,885
Pool #256673, 5.50%, 4/1/37	2,737	2,964,706
Pool #257169, 4.50%, 3/1/38	1,280	1,326,998
Pool #889040, 5.00%, 6/1/37	1,623	1,726,716
Pool #918109, 5.00%, 5/1/37	3,271	3,478,360
Pool #929009, 6.00%, 1/1/38	2,110	2,318,315
Pool #AA3263, 5.00%, 2/1/39	948	1,012,974
Pool #AB1652, 3.50%, 10/1/40	397	379,756
Pool #AC8540, 4.50%, 12/1/24	907	963,255
Pool #AE0949, 4.00%, 2/1/41	1,276	1,277,156
Pool #AE0971, 4.00%, 5/1/25	529	552,426
Pool #AE7535, 4.00%, 10/1/40	1,433	1,434,437
Pool #AE7758, 3.50%, 11/1/25	1,013	1,032,566
Pool #AH6827, 4.00%, 3/1/26	786	820,087

		$20,971,637

Government National Mortgage Association, Pool #781412, 6.50%, 2/15/17	$193	$209,640

		$209,640

Total Agency Mortgage-Backed Securities
(identified cost $33,631,031)		$35,094,855

Commercial Mortgage-Backed Securities — 12.0%

	Principal
	Amount
Security	(000’s omitted)	Value

BACM, Series 2004-6, Class A5,
4.811%, 12/10/42	$460	$489,550
BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	310	319,051
BSCMS, Series 2004-PWR3, Class A4,
4.715%, 2/11/41	400	424,225
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41(3)	381	409,703
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40(3)	321	337,359
CGCMT, Series 2004-C1, Class A4,
5.368%, 4/15/40(3)	400	431,765
COMM, Series 2005-LP5, Class A4,
4.982%, 5/10/43(3)	500	538,995
CSFB, Series 2003-C3, Class D,
4.131%, 5/15/38(3)	425	427,920
CSFB, Series 2004-C1, Class A4,
4.75%, 1/15/37(3)	450	475,173
CSFB, Series 2005-C1, Class A4,
5.014%, 2/15/38(3)	470	504,529
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(2)	596	609,591
ESAT, Series 2010-ESHA, Class C,
4.86%, 11/5/27(2)	500	499,624
GECMC, Series 2002-2A, Class A2,
4.97%, 8/11/36	236	238,665
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	350	367,493
GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40(3)	400	427,282
GECMC, Series 2004-C3, Class A4,
5.189%, 7/10/39(3)	600	644,868
JPMCC, Series 2003-C1, Class A2,
4.985%, 1/12/37	380	397,673
JPMCC, Series 2003-CB7, Class A4,
4.879%, 1/12/38(3)	423	447,635
JPMCC, Series 2004-CBX, Class A4,
4.529%, 1/12/37	350	351,438
JPMCC, Series 2005-LDP1, Class A3,
4.865%, 3/15/46	300	310,828
JPMCC, Series 2010-C2, Class C,
5.715%, 11/15/43(2)	500	486,827
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/16/46(2)	675	686,566
LB-UBS, Series 2002-C4, Class A3,
4.071%, 9/15/26	68	68,958
MLMT, Series 2003-KEY1, Class A4,
5.236%, 11/12/35(3)	440	469,162
MLMT, Series 2005-MCP1, Class AM,
4.805%, 6/12/43(3)	1,225	1,233,130
MSC, Series 2003-IQ4, Class A2,
4.07%, 5/15/40	344	354,018

See Notes to Financial Statements.
16

Investment Grade Income Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	$470	$500,501
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40(3)	380	407,526
NCUA Guaranteed Notes, Series 2010-C1, Class A1,
1.60%, 10/29/20	755	753,409
NCUA Guaranteed Notes, Series 2010-R1, Class 2A,
1.84%, 10/7/20	384	388,686
NCUA Guaranteed Notes, Series 2010-R3, Class 3A,
2.40%, 12/8/20	432	431,905
RBSCF, Series 2010-MB1, Class C,
4.670%, 4/15/24(2)(3)	325	341,470
WBCMT, Series 2004-C10, Class A4,
4.748%, 2/15/41	417	440,326
WBCMT, Series 2005-C17, Class A4,
5.083%, 3/15/42(3)	610	657,549
WFCM, Series 2010-C1, Class C,
5.590%, 11/15/43(2)(3)	500	488,958

Total Commercial Mortgage-Backed Securities
(identified cost $15,723,214)		$16,362,358

Asset-Backed Securities — 0.7%

	Principal
	Amount
Security	(000’s omitted)	Value

AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(2)	$850	$961,794

Total Asset-Backed Securities
(identified cost $850,000)		$961,794

U.S. Treasury Obligations — 25.4%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 2.625%, 8/15/20	$7,450	$7,205,550
U.S. Treasury Bond, 3.875%, 8/15/40	3,330	3,049,551
U.S. Treasury Bond, 4.50%, 2/15/36	1,275	1,317,433
U.S. Treasury Bond, 6.375%, 8/15/27	260	336,659
U.S. Treasury Bond, 6.875%, 8/15/25	5,290	7,109,263
U.S. Treasury Note, 1.375%, 11/15/12	1,170	1,186,910
U.S. Treasury Note, 1.75%, 11/15/11	2,615	2,631,446
U.S. Treasury Note, 3.375%, 11/15/19	600	625,172
U.S. Treasury Note, 3.50%, 2/15/18	1,460	1,565,281
U.S. Treasury Note, 4.00%, 2/15/15	1,430	1,575,793
U.S. Treasury Note, 4.25%, 11/15/13	6,335	6,876,446
U.S. Treasury Note, 4.625%, 2/15/17	1,030	1,174,361

Total U.S. Treasury Obligations
(identified cost $35,251,704)		$34,653,865

Preferred Securities — 1.4%

Security	Shares	Value

Diversified Financial Services — 0.6%

PPTT, 2006-A GS, Class A, 6.063%(2)	8,000	$806,952

		$806,952

Insurance — 0.8%

RAM Holdings, Ltd., Series A, 7.50%(4)(5)	2,000	$1,100,125

		$1,100,125

Total Preferred Securities
(identified cost $2,824,568)		$1,907,077

Interest Rate Swaptions — 0.9%

	Expiration	Notional
Description	Date	Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	9/6/12	$20,000,000	$1,260,700
Options to receive 3-month USD-LIBOR-BBA Rate and pay 4.912%	12/29/11	9,000,000	16,713

Total Interest Rate Swaptions
(identified cost $1,527,100)			$1,277,413

Short-Term Investments — 5.8%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.11%(6)(7)	$6,739	$6,738,735
Eaton Vance Cash Reserves Fund, LLC, 0.11%(7)	1,259	1,259,193

Total Short-Term Investments
(identified cost $7,997,928)		$7,997,928

Total Investments — 104.1%
(identified cost $140,024,147)		$142,239,549

Other Assets, Less Liabilities — (4.1)%		$(5,639,747)

Net Assets — 100.0%		$136,599,802

See Notes to Financial Statements.
17

Investment Grade Income Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	- Avis Budget Rental Car Funding LLC
BACM	- Bank of America Commercial Mortgage, Inc.
BSCMS	- Bear Stearns Commercial Mortgage Securities, Inc.
CGCMT	- Citigroup Commercial Mortgage Trust
COMM	- Commercial Mortgage Pass-Through Certificate
CSFB	- Credit Suisse First Boston Mortgage Securities Corp.
DBUBS	- DBUBS Mortgage Trust
ESAT	- Extended Stay America Trust
GECMC	- General Electric Commercial Mortgage Corp.
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	- LB-UBS Commercial Mortgage Trust
MLMT	- Merrill Lynch Mortgage Trust
MSC	- Morgan Stanley Capital I
MTN	- Medium-Term Note
NCUA	- National Credit Union Administration
PPTT	- Preferred Pass-Through Trust 2006
RBSCF	- Royal Bank of Scotland Commercial Funding
WBCMT	- Wachovia Bank Commercial Mortgage Trust
WFCM	- Wells Fargo Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at June 30, 2011.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $6,424,619 or 4.7% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Non-income producing security.

(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2011.

(6)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

See Notes to Financial Statements.
18

Investment Grade Income Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value including $6,602,540 of securities on loan (identified cost, $132,026,219)	$134,241,621
Affiliated investments, at value (identified cost, $7,997,928)	7,997,928
Interest receivable	1,195,092
Interest receivable from affiliated investment	149
Securities lending income receivable	1,538

Total assets	$143,436,328

Liabilities

Collateral for securities loaned	$6,738,735
Payable to affiliates:
Investment adviser fee	51,781
Trustees’ fees	1,294
Accrued expenses	44,716

Total liabilities	$6,836,526

Net Assets applicable to investors’ interest in Portfolio	$136,599,802

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$134,384,400
Net unrealized appreciation	2,215,402

Total	$136,599,802

See Notes to Financial Statements.
19

Investment Grade Income Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Interest	$3,026,318
Dividends	109,663
Securities lending income, net	5,648
Interest allocated from affiliated investment	2,495
Expenses allocated from affiliated investment	(189)

Total investment income	$3,143,935

Expenses

Investment adviser fee	$322,245
Trustees’ fees and expenses	2,530
Custodian fee	46,054
Legal and accounting services	34,614
Miscellaneous	2,137

Total expenses	$407,580

Deduct —
Reduction of custodian fee	$23

Total expense reductions	$23

Net expenses	$407,557

Net investment income	$2,736,378

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$2,417,170
Investment transactions allocated from affiliated investments	891
Swap contracts	(4,513)

Net realized gain	$2,413,548

Change in unrealized appreciation (depreciation) —
Investments	$(1,015,664)
Swap contracts	20,071

Net change in unrealized appreciation (depreciation)	$(995,593)

Net realized and unrealized gain	$1,417,955

Net increase in net assets from operations	$4,154,333

See Notes to Financial Statements.
20

Investment Grade Income Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$2,736,378	$5,396,997
Net realized gain from investment transactions, written options and swap contracts	2,413,548	4,768,005
Net change in unrealized appreciation (depreciation) from investments and swap contracts	(995,593)	(44,988)

Net increase in net assets from operations	$4,154,333	$10,120,014

Capital transactions —
Contributions	$8,709,887	$48,925,462
Withdrawals	(20,283,013)	(44,553,984)

Net increase (decrease) in net assets from capital transactions	$(11,573,126)	$4,371,478

Net increase (decrease) in net assets	$(7,418,793)	$14,491,492

Net Assets

At beginning of period	$144,018,595	$129,527,103

At end of period	$136,599,802	$144,018,595

See Notes to Financial Statements.
21

Investment Grade Income Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57	%(2)	0.57%	0.57%	0.57%	0.73%	0.76%
Net investment income	3.85	%(2)	3.87%	4.35%	4.82%	4.50%	4.12%
Portfolio Turnover	54	%(3)	91%	94%	70%	130%	93%

Total Return	3.00	%(3)	7.53%	5.99%	4.66%	5.56%	3.27%

Net assets, end of period (000’s omitted)	$136,600		$144,019	$129,527	$142,766	$125,703	$108,501

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.
22

Investment Grade Income Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 54.9% and 32.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models.

Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

23

Investment Grade Income Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

J Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee totaled $322,245 or 0.45% (annualized) of the Portfolio’s average daily net assets.

24

Investment Grade Income Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended June 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$21,563,630	$44,308,066
U.S. Government and Agency Securities	51,920,886	36,790,842

	$73,484,516	$81,098,908

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$140,129,959

Gross unrealized appreciation	$4,460,869
Gross unrealized depreciation	(2,351,279)

Net unrealized appreciation	$2,109,590

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At June 30, 2011, there were no obligations outstanding under these financial instruments.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The non-exchange traded derivatives in which the Portfolio invests, including swaption contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At June 30, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $1,277,413, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $1,260,700. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

25

Investment Grade Income Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at June 30, 2011 was as follows:

	Fair Value

Derivative	Asset Derivative(1)	Liability Derivative

Interest Rate Swaptions	$1,277,413	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated Investments, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended June 30, 2011 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income(2)

Credit	Credit Default Swaps	$(4,513	)(1)	$20,071
Interest Rate	Purchased Options (including Interest Rate Swaptions)	—		(620,557)

Total		$(4,513)		$(600,486)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Investments, respectively.

The average notional amounts of swaptions and swap contracts outstanding during six months ended June 30, 2011, which are indicative of the volume of these derivative types, were approximately $29,000,000 and $3,714,000, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

7 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2011 amounted to $7,391. At June 30, 2011, the value of the securities loaned and the value of the collateral received amounted to $6,602,540 and $6,738,735, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

26

Investment Grade Income Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$43,984,259	$—	$43,984,259
Agency Mortgage-Backed Securities	—	35,094,855	—	35,094,855
Commercial Mortgage-Backed Securities	—	16,362,358	—	16,362,358
Asset-Backed Securities	—	961,794	—	961,794
U.S. Treasury Obligations	—	34,653,865	—	34,653,865
Preferred Securities	—	1,907,077	—	1,907,077
Interest Rate Swaptions	—	1,277,413	—	1,277,413
Short-Term Investments	—	7,997,928	—	7,997,928

Total Investments	$—	$142,239,549	$—	$142,239,549

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

27

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

28

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Investment Grade Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Investment Grade Income Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board noted the abilities and experience of such investment personnel in analyzing factors relevant to investing in investment grade bonds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

29

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Eaton Vance
Investment Grade Income Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Investment Grade Income Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Investment Grade Income Portfolio

Thomas H. Luster President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Investment Grade Income Fund and Investment Grade Income Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

31

Eaton Vance
Investment Grade Income Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978-8/11	IGISRC

Eaton Vance Large-Cap Growth Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Large-Cap Growth Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	28
Officers and Trustees	31
Important Notices	32

Eaton Vance
Large-Cap Growth Fund
June 30, 2011
Performance1
Portfolio Managers Lewis R. Piantedosi; Yana S. Barton, CFA

	Class A	Class B	Class C	Class I	Class R
Symbol	EALCX	EBLCX	ECLCX	ELCIX	ELCRX
Inception Date	9/9/02	9/9/02	9/9/02	5/3/07	8/3/09

% Average Annual Total Returns at net asset value (NAV)

Six Months	2.59	2.17	2.18	2.68	2.41
One Year	27.60	26.72	26.63	27.91	27.19
Five Years	4.34	3.63	3.56	N.A.	N.A.
Since Inception	7.06	6.29	6.25	1.67	16.57

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-3.29	-2.83	1.18	2.68	2.41
One Year	20.23	21.72	25.63	27.91	27.19
Five Years	3.11	3.28	3.56	N.A.	N.A.
Since Inception	6.34	6.29	6.25	1.67	16.57

% Maximum Sales Charge	Class A	Class B	Class C	Class I	Class R

	5.75	5.00	1.00	None	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I	Class R

Gross	1.38	2.13	2.13	1.13	1.63
Net	1.25	2.00	2.00	1.00	1.50

Comparative Performance[3]	% Return

Russell 1000 Growth Index

Six Months	6.83
One Year	35.01
Five Years	5.33
Since Inception (9/9/02)	6.96

Lipper Large-Cap Growth Funds Average*

Six Months	5.46
One Year	32.63
Five Years	3.99
Since Inception (9/9/02)	6.27

*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Large-Cap Growth Fund
June 30, 2011
Fund Profile4
Sector Allocation (% of net assets)5
Top 10 Holdings (% of net assets)5

Apple, Inc.	3.9
Google, Inc., Class A	3.1
Oracle Corp.	3.0
QUALCOMM, Inc.	2.7
EMC Corp.	2.2
NIKE, Inc., Class B	2.1
Monsanto Co.	2.1
Schlumberger, Ltd.	1.9
Illinois Tool Works, Inc.	1.9
Dell, Inc.	1.9

Total % of net assets	24.8

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Large-Cap Growth Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/12. Without this expense reimbursement, performance would have been lower.

3.	Russell 1000 Growth Index is an unmanaged index of 1,000 U.S. large-cap growth stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

5.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)		Ratio

Actual
Class A	$1,000.00	$1,025.90	$6.28	**	1.25%
Class B	$1,000.00	$1,021.70	$10.03	**	2.00%
Class C	$1,000.00	$1,021.80	$10.03	**	2.00%
Class I	$1,000.00	$1,026.80	$5.03	**	1.00%
Class R	$1,000.00	$1,024.10	$7.53	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.26	**	1.25%
Class B	$1,000.00	$1,014.90	$9.99	**	2.00%
Class C	$1,000.00	$1,014.90	$9.99	**	2.00%
Class I	$1,000.00	$1,019.80	$5.01	**	1.00%
Class R	$1,000.00	$1,017.40	$7.50	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to the administrator of the Fund, expenses would be higher.

5

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investment in Large-Cap Growth Portfolio, at value (identified cost, $154,678,985)	$196,109,407
Receivable for Fund shares sold	106,898
Receivable from affiliate	35,977

Total assets	$196,252,282

Liabilities

Payable for Fund shares redeemed	$581,182
Payable to affiliates:
Distribution and service fees	56,442
Administration fee	23,654
Trustees’ fees	125
Accrued expenses	62,893

Total liabilities	$724,296

Net Assets	$195,527,986

Sources of Net Assets

Paid-in capital	$160,016,569
Accumulated net realized loss from Portfolio	(5,909,345)
Accumulated net investment loss	(9,660)
Net unrealized appreciation from Portfolio	41,430,422

Total	$195,527,986

Class A Shares

Net Assets	$124,808,626
Shares Outstanding	7,316,741
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.06
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.10

Class B Shares

Net Assets	$8,537,386
Shares Outstanding	534,340
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.98

Class C Shares

Net Assets	$29,604,864
Shares Outstanding	1,858,027
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.93

Class I Shares

Net Assets	$31,710,425
Shares Outstanding	1,840,494
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.23

Class R Shares

Net Assets	$866,685
Shares Outstanding	51,034
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $6,907)	$1,301,804
Interest allocated from Portfolio	3,934
Expenses allocated from Portfolio	(696,769)

Total investment income from Portfolio	$608,969

Expenses

Administration fee	$144,756
Distribution and service fees
Class A	152,918
Class B	45,223
Class C	151,209
Class R	1,750
Trustees’ fees and expenses	250
Custodian fee	18,310
Transfer and dividend disbursing agent fees	148,522
Legal and accounting services	10,662
Printing and postage	14,330
Registration fees	38,322
Miscellaneous	8,106

Total expenses	$734,358

Deduct —
Allocation of expenses to affiliate	$114,719

Total expense reductions	$114,719

Net expenses	$619,639

Net investment loss	$(10,670)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$7,485,132
Foreign currency transactions	784

Net realized gain	$7,485,916

Change in unrealized appreciation (depreciation) —
Investments	$(3,189,652)
Foreign currency	3,063

Net change in unrealized appreciation (depreciation)	$(3,186,589)

Net realized and unrealized gain	$4,299,327

Net increase in net assets from operations	$4,288,657

See Notes to Financial Statements.
7

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment loss	$(10,670)	$(5,952)
Net realized gain from investment and foreign currency transactions	7,485,916	3,280,342
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(3,186,589)	17,882,870

Net increase in net assets from operations	$4,288,657	$21,157,260

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$28,411,278	$45,499,715
Class B	1,371,510	1,848,577
Class C	5,902,260	7,164,366
Class I	7,229,393	10,372,910
Class R	398,509	511,467
Cost of shares redeemed
Class A	(20,893,427)	(31,742,868)
Class B	(1,222,956)	(2,119,379)
Class C	(4,760,407)	(8,070,265)
Class I	(3,815,699)	(9,581,896)
Class R	(122,079)	(21,014)
Net asset value of shares exchanged
Class A	724,176	1,657,677
Class B	(724,176)	(1,657,677)
Contingent deferred sales charges
Class B	—	1,238

Net increase in net assets from Fund share transactions	$12,498,382	$13,862,851

Net increase in net assets	$16,787,039	$35,020,111

Net Assets

At beginning of period	$178,740,947	$143,720,836

At end of period	$195,527,986	$178,740,947

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(9,660)	$1,010

See Notes to Financial Statements.
8

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009		2008		2007	2006

Net asset value — Beginning of period	$16.630		$14.550		$10.680		$17.300		$15.530	$14.100

Income (Loss) From Operations

Net investment income (loss)(1)	$0.009		$0.019		$0.014		$0.021		$0.006	$(0.020)
Net realized and unrealized gain (loss)	0.421		2.061		3.856		(6.608)		1.954	1.773

Total income (loss) from operations	$0.430		$2.080		$3.870		$(6.587)		$1.960	$1.753

Less Distributions

From net realized gain	$—		$—		$—		$(0.033)		$(0.190)	$(0.323)

Total distributions	$—		$—		$—		$(0.033)		$(0.190)	$(0.323)

Net asset value — End of period	$17.060		$16.630		$14.550		$10.680		$17.300	$15.530

Total Return(2)	2.59	%(3)	14.30%		36.11%		(38.08)%		12.60%	12.42	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$124,809		$113,771		$85,281		$52,923		$71,184	$45,236
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.25	%(7)(8)	1.25	%(8)	1.25	%(8)	1.30	%(8)	1.39%	1.40%
Net investment income (loss)	0.10	%(7)	0.13%		0.12%		0.15%		0.04%	(0.14)%
Portfolio Turnover of the Portfolio	37	%(3)	59%		60%		84%		46%	56%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.13%, 0.24% and 0.16% of average daily net assets for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009 and 2008, respectively).

See Notes to Financial Statements.
9

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009		2008		2007	2006

Net asset value — Beginning of period	$15.640		$13.770		$10.170		$16.580		$15.010	$13.730

Income (Loss) From Operations

Net investment loss(1)	$(0.052)		$(0.083)		$(0.057)		$(0.085)		$(0.112)	$(0.125)
Net realized and unrealized gain (loss)	0.392		1.951		3.645		(6.293)		1.872	1.728

Total income (loss) from operations	$0.340		$1.868		$3.588		$(6.378)		$1.760	$1.603

Less Distributions

From net realized gain	$—		$—		$—		$(0.033)		$(0.190)	$(0.323)

Total distributions	$—		$—		$—		$(0.033)		$(0.190)	$(0.323)

Contingent deferred sales charges(1)	$—		$0.002		$0.012		$0.001		$—	$—

Net asset value — End of period	$15.980		$15.640		$13.770		$10.170		$16.580	$15.010

Total Return(2)	2.17	%(3)	13.58%		35.40%		(38.53)%		11.70%	11.67	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,537		$8,929		$9,809		$8,036		$15,802	$12,484
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.00	%(7)(8)	1.95	%(8)	1.88	%(8)	2.05	%(8)	2.14%	2.15%
Net investment loss	(0.66	)%(7)	(0.59)%		(0.50)%		(0.62)%		(0.70)%	(0.88)%
Portfolio Turnover of the Portfolio	37	%(3)	59%		60%		84%		46%	56%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.13%, 0.24% and 0.15% of average daily net assets for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009 and 2008, respectively).

See Notes to Financial Statements.
10

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009		2008		2007	2006

Net asset value — Beginning of period	$15.590		$13.740		$10.160		$16.590		$15.010	$13.730

Income (Loss) From Operations

Net investment loss(1)	$(0.051)		$(0.089)		$(0.072)		$(0.083)		$(0.114)	$(0.127)
Net realized and unrealized gain (loss)	0.391		1.939		3.652		(6.314)		1.884	1.730

Total income (loss) from operations	$0.340		$1.850		$3.580		$(6.397)		$1.770	$1.603

Less Distributions

From net realized gain	$—		$—		$—		$(0.033)		$(0.190)	$(0.323)

Total distributions	$—		$—		$—		$(0.033)		$(0.190)	$(0.323)

Net asset value — End of period	$15.930		$15.590		$13.740		$10.160		$16.590	$15.010

Total Return(2)	2.18	%(3)	13.46%		35.10%		(38.56)%		11.77%	11.67	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,605		$27,905		$25,645		$15,424		$20,818	$13,146
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.00	%(7)(8)	2.00	%(8)	2.00	%(8)	2.05	%(8)	2.14%	2.15%
Net investment loss	(0.65	)%(7)	(0.64)%		(0.62)%		(0.60)%		(0.70)%	(0.88)%
Portfolio Turnover of the Portfolio	37	%(3)	59%		60%		84%		46%	56%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	During the year ended December 31, 2006, the investment adviser reimbursed the Fund, through the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended December 31, 2006.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.13%, 0.24% and 0.16% of average daily net assets for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009 and 2008, respectively).

See Notes to Financial Statements.
11

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2011								Period Ended
	(Unaudited)		2010		2009		2008		December 31, 2007(1)

Net asset value — Beginning of period	$16.780		$14.640		$10.720		$17.320		$16.290

Income (Loss) From Operations

Net investment income(2)	$0.030		$0.053		$0.056		$0.059		$0.010
Net realized and unrealized gain (loss)	0.420		2.087		3.864		(6.626)		1.210

Total income (loss) from operations	$0.450		$2.140		$3.920		$(6.567)		$1.220

Less Distributions

From net realized gain	$—		$—		$—		$(0.033)		$(0.190)

Total distributions	$—		$—		$—		$(0.033)		$(0.190)

Net asset value — End of period	$17.230		$16.780		$14.640		$10.720		$17.320

Total Return(3)	2.68	%(4)	14.62%		36.57%		(37.98)%		7.46	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$31,710		$27,560		$22,984		$656		$127
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.00	%(7)(8)	1.00	%(8)	1.00	%(8)	1.05	%(8)	1.14	%(7)
Net investment income	0.35	%(7)	0.35%		0.43%		0.44%		0.09	%(7)
Portfolio Turnover of the Portfolio	37	%(4)	59%		60%		84%		46	%(9)

(1)	For the period from the start of business, May 3, 2007, to December 31, 2007.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.13%, 0.24% and 0.16% of average daily net assets for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009 and 2008, respectively).
(9)	For the Portfolio’s fiscal year ended December 31, 2007.

See Notes to Financial Statements.
12

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Financial Highlights — continued

	Class R

	Six Months Ended
	June 30, 2011		Year Ended		Period Ended
	(Unaudited)		December 31, 2010		December 31, 2009(1)

Net asset value — Beginning of period	$16.580		$14.530		$12.660

Income (Loss) From Operations

Net investment loss(2)	$(0.011)		$(0.011)		$(0.008)
Net realized and unrealized gain	0.411		2.061		1.878

Total income from operations	$0.400		$2.050		$1.870

Net asset value — End of period	$16.980		$16.580		$14.530

Total Return(3)	2.41	%(4)	14.11%		14.77	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$867		$575		$1
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.50	%(7)(8)	1.50	%(8)	1.50	%(7)(8)
Net investment loss	(0.13	)%(7)	(0.08)%		(0.15	)%(7)
Portfolio Turnover of the Portfolio	37	%(4)	59%		60	%(9)

(1)	For the period from the start of business, August 3, 2009, to December 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.12%, 0.13% and 0.24% of average daily net assets for the six months ended June 30, 2011, the year ended December 31, 2010 and the period ended December 31, 2009, respectively).
(9)	For the Portfolio’s fiscal year ended December 31, 2009.

See Notes to Financial Statements.
13

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Large-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (89.9% at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $13,533,961 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($5,721,418) and December 31, 2017 ($7,812,543). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

14

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2011, the administration fee amounted to $144,756. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.25%, 2.00%, 2.00%, 1.00% and 1.50% annually of the Fund’s average daily net assets for Class A, Class B, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2012. Pursuant to this agreement, EVM was allocated $114,719 of the Fund’s operating expenses for the six months ended June 30, 2011. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $3,705 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,290 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $152,918 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $33,917 and $113,407 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $51,000 and $1,835,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $875 for Class R shares. Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $11,306, $37,802 and $875 for Class B, Class C and Class R shares, respectively.

15

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $11,000 and $600 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $23,104,440 and $10,651,010, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	1,663,411	3,039,715
Redemptions	(1,230,487)	(2,172,084)
Exchange from Class B shares	42,854	110,652

Net increase	475,778	978,283

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	85,939	129,839
Redemptions	(77,019)	(153,746)
Exchange to Class A shares	(45,672)	(117,342)

Net decrease	(36,752)	(141,249)

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	370,347	507,473
Redemptions	(301,929)	(584,206)

Net increase (decrease)	68,418	(76,733)

16

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	421,173	684,080
Redemptions	(223,413)	(611,739)

Net increase	197,760	72,341

	Six Months Ended
	June 30, 2011	Year Ended
Class R	(Unaudited)	December 31, 2010

Sales	23,548	36,024
Redemptions	(7,225)	(1,392)

Net increase	16,323	34,632

17

Large-Cap Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.6%

Security	Shares	Value

Aerospace & Defense — 3.4%

Boeing Co. (The)	53,100	$3,925,683
United Technologies Corp.	39,800	3,522,698

		$7,448,381

Air Freight & Logistics — 2.4%

Expeditors International of Washington, Inc.	51,200	$2,620,928
FedEx Corp.	27,200	2,579,920

		$5,200,848

Auto Components — 2.4%

Johnson Controls, Inc.	62,900	$2,620,414
Lear Corp.	47,000	2,513,560

		$5,133,974

Automobiles — 1.3%

Ford Motor Co.(1)	210,200	$2,898,658

		$2,898,658

Beverages — 4.9%

Anheuser-Busch InBev NV ADR	39,200	$2,273,992
Coca-Cola Co. (The)	53,400	3,593,286
Dr Pepper Snapple Group, Inc.	51,800	2,171,974
PepsiCo, Inc.	38,750	2,729,163

		$10,768,415

Biotechnology — 1.5%

Celgene Corp.(1)	53,628	$3,234,841

		$3,234,841

Capital Markets — 2.3%

State Street Corp.	60,800	$2,741,472
T. Rowe Price Group, Inc.	36,900	2,226,546

		$4,968,018

Chemicals — 4.2%

LyondellBasell Industries NV, Class A	59,100	$2,276,532
Monsanto Co.	61,900	4,490,226
PPG Industries, Inc.	26,600	2,415,014

		$9,181,772

Communications Equipment — 6.4%

Brocade Communications Systems, Inc.(1)	519,700	$3,357,262
F5 Networks, Inc.(1)	21,100	2,326,275
QUALCOMM, Inc.	103,000	5,849,370
Riverbed Technology, Inc.(1)	61,800	2,446,662

		$13,979,569

Computers & Peripherals — 8.0%

Apple, Inc.(1)	25,635	$8,604,900
Dell, Inc.(1)	242,300	4,039,141
EMC Corp.(1)	171,300	4,719,315

		$17,363,356

Construction & Engineering — 1.3%

Fluor Corp.	44,500	$2,877,370

		$2,877,370

Consumer Finance — 1.6%

American Express Co.	65,700	$3,396,690

		$3,396,690

Diversified Financial Services — 1.0%

JPMorgan Chase & Co.	52,700	$2,157,538

		$2,157,538

Electrical Equipment — 1.0%

Emerson Electric Co.	39,000	$2,193,750

		$2,193,750

Energy Equipment & Services — 3.1%

Halliburton Co.	51,200	$2,611,200
Schlumberger, Ltd.	48,900	4,224,960

		$6,836,160

Food & Staples Retailing — 2.8%

Costco Wholesale Corp.	36,100	$2,932,764
Wal-Mart Stores, Inc.	60,100	3,193,714

		$6,126,478

Food Products — 1.3%

Mead Johnson Nutrition Co.	41,600	$2,810,080

		$2,810,080

See Notes to Financial Statements.
18

Large-Cap Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Equipment & Supplies — 3.0%

Covidien PLC	52,800	$2,810,544
St. Jude Medical, Inc.	76,900	3,666,592

		$6,477,136

Health Care Providers & Services — 2.5%

AmerisourceBergen Corp.	61,000	$2,525,400
UnitedHealth Group, Inc.	58,400	3,012,272

		$5,537,672

Hotels, Restaurants & Leisure — 1.3%

Starbucks Corp.	74,000	$2,922,260

		$2,922,260

Household Products — 0.9%

Colgate-Palmolive Co.	22,000	$1,923,020

		$1,923,020

Industrial Conglomerates — 1.5%

3M Co.	34,000	$3,224,900

		$3,224,900

Internet & Catalog Retail — 2.7%

Amazon.com, Inc.(1)	12,700	$2,597,023
Expedia, Inc.	110,800	3,212,092

		$5,809,115

Internet Software & Services — 3.1%

Google, Inc., Class A(1)	13,400	$6,785,492

		$6,785,492

IT Services — 1.6%

International Business Machines Corp.	20,600	$3,533,930

		$3,533,930

Machinery — 2.8%

Deere & Co.	26,000	$2,143,700
Illinois Tool Works, Inc.	71,600	4,044,684

		$6,188,384

Media — 3.5%

Comcast Corp., Class A	107,100	$2,713,914
Discovery Communications, Inc., Class A(1)	44,100	1,806,336
Walt Disney Co. (The)	81,400	3,177,856

		$7,698,106

Metals & Mining — 1.9%

Cliffs Natural Resources, Inc.	19,000	$1,756,550
Freeport-McMoRan Copper & Gold, Inc.	43,200	2,285,280

		$4,041,830

Multiline Retail — 1.0%

Macy’s, Inc.	72,000	$2,105,280

		$2,105,280

Oil, Gas & Consumable Fuels — 7.0%

EOG Resources, Inc.	19,800	$2,070,090
Exxon Mobil Corp.	47,982	3,904,775
Hess Corp.	43,700	3,267,012
Occidental Petroleum Corp.	33,100	3,443,724
Southwestern Energy Co.(1)	61,000	2,615,680

		$15,301,281

Pharmaceuticals — 2.7%

Allergan, Inc.	42,700	$3,554,775
Shire PLC ADR	24,700	2,326,987

		$5,881,762

Semiconductors & Semiconductor Equipment — 3.7%

Broadcom Corp., Class A(1)	109,450	$3,681,898
Cypress Semiconductor Corp.(1)	126,700	2,678,438
Intel Corp.	78,100	1,730,696

		$8,091,032

Software — 7.1%

Activision Blizzard, Inc.	204,600	$2,389,728
Intuit, Inc.(1)	42,300	2,193,678
Microsoft Corp.	88,232	2,294,032
Nuance Communications, Inc.(1)	102,300	2,196,381
Oracle Corp.	196,300	6,460,233

		$15,534,052

See Notes to Financial Statements.
19

Large-Cap Growth Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Specialty Retail — 1.3%

Bed Bath & Beyond, Inc.(1)	50,000	$2,918,500

		$2,918,500

Textiles, Apparel & Luxury Goods — 2.1%

NIKE, Inc., Class B	50,300	$4,525,994

		$4,525,994

Total Common Stocks
(identified cost $167,430,845)		$215,075,644

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$1,964	$1,963,725

Total Short-Term Investments
(identified cost $1,963,725)		$1,963,725

Total Investments — 99.5%
(identified cost $169,394,570)		$217,039,369

Other Assets, Less Liabilities — 0.5%		$1,025,479

Net Assets — 100.0%		$218,064,848

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

See Notes to Financial Statements.
20

Large-Cap Growth Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value (identified cost, $167,430,845)	$215,075,644
Affiliated investment, at value (identified cost, $1,963,725)	1,963,725
Dividends receivable	194,158
Interest receivable from affiliated investment	218
Receivable for investments sold	8,355,354
Tax reclaims receivable	42,711

Total assets	$225,631,810

Liabilities

Payable for investments purchased	$7,412,699
Payable to affiliates:
Investment adviser fee	116,357
Trustees’ fees	1,790
Accrued expenses	36,116

Total liabilities	$7,566,962

Net Assets applicable to investors’ interest in Portfolio	$218,064,848

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$170,411,165
Net unrealized appreciation	47,653,683

Total	$218,064,848

See Notes to Financial Statements.
21

Large-Cap Growth Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $7,831)	$1,469,939
Interest allocated from affiliated investment	4,454
Expenses allocated from affiliated investment	(300)

Total investment income	$1,474,093

Expenses

Investment adviser fee	$711,694
Trustees’ fees and expenses	3,779
Custodian fee	53,385
Legal and accounting services	15,275
Miscellaneous	2,396

Total expenses	$786,529

Deduct —
Reduction of custodian fee	$1

Total expense reductions	$1

Net expenses	$786,528

Net investment income	$687,565

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$8,457,056
Investment transactions allocated from affiliated investment	174
Foreign currency transactions	887

Net realized gain	$8,458,117

Change in unrealized appreciation (depreciation) —
Investments	$(3,559,190)
Foreign currency	3,376

Net change in unrealized appreciation (depreciation)	$(3,555,814)

Net realized and unrealized gain	$4,902,303

Net increase in net assets from operations	$5,589,868

See Notes to Financial Statements.
22

Large-Cap Growth Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$687,565	$1,118,489
Net realized gain from investment and foreign currency transactions	8,458,117	3,808,738
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(3,555,814)	20,452,293

Net increase in net assets from operations	$5,589,868	$25,379,520

Capital transactions —
Contributions	$26,721,652	$42,181,142
Withdrawals	(17,811,369)	(31,626,846)

Net increase in net assets from capital transactions	$8,910,283	$10,554,296

Net increase in net assets	$14,500,151	$35,933,816

Net Assets

At beginning of period	$203,564,697	$167,630,881

At end of period	$218,064,848	$203,564,697

See Notes to Financial Statements.
23

Large-Cap Growth Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.72	%(2)	0.73%	0.75%	0.76%	0.75%	0.78%
Net investment income	0.63	%(2)	0.63%	0.63%	0.69%	0.67%	0.48%
Portfolio Turnover	37	%(3)	59%	60%	84%	46%	56%

Total Return	2.86	%(3)	14.89%	36.77%	(37.73)%	13.30%	13.14	%(4)

Net assets, end of period (000’s omitted)	$218,065		$203,565	$167,631	$93,125	$128,121	$84,017

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.
(4)	During the year ended December 31, 2006, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended December 31, 2006.

See Notes to Financial Statements.
24

Large-Cap Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Large-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Large-Cap Growth Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 89.9% and 4.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

25

Large-Cap Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee amounted to $711,694 or 0.65% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $90,723,037 and $80,395,851, respectively, for the six months ended June 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$169,488,951

Gross unrealized appreciation	$47,783,145
Gross unrealized depreciation	(232,727)

Net unrealized appreciation	$47,550,418

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements.

26

Large-Cap Growth Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$215,075,644	$—	$—	$215,075,644
Short-Term Investments	—	1,963,725	—	1,963,725

Total Investments	$215,075,644	$1,963,725	$—	$217,039,369

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

27

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

28

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Growth Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

29

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Large-Cap Growth Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Large-Cap Growth Portfolio

Lewis R. Piantedosi President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Growth Fund and Large-Cap Growth Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

31

Eaton Vance
Large-Cap Growth Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Large-Cap Growth Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Large-Cap Growth Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1559-8/11	LCCSRC

Eaton Vance Large-Cap Value Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Large-Cap Value Fund

Performance	2
Fund Profile	3

Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	29
Officers and Trustees	32
Important Notices	33

Eaton Vance
Large-Cap Value Fund
June 30, 2011
Portfolio Managers Michael R. Mach, CFA; Matthew F. Beaudry, CMFC, CIMA; John D. Crowley; Stephen J. Kaszynski, CFA
Performance1

	Class A	Class B	Class C	Class I	Class R
Symbol	EHSTX	EMSTX	ECSTX	EILVX	ERSTX
Inception Date	9/23/31	8/17/94	11/4/94	12/28/04	2/18/04

% Average Annual Total Returns at net asset value (NAV)

Six Months	2.65	2.25	2.25	2.77	2.52
One Year	23.15	22.20	22.15	23.47	22.82
Five Years	1.34	0.58	0.58	1.62	1.08
Ten Years	4.15	3.37	3.36	N.A.	N.A.
Since Inception	9.14	8.33	8.43	4.02	4.46

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-3.25	-2.75	1.25	2.77	2.52
One Year	16.08	17.20	21.15	23.47	22.82
Five Years	0.15	0.20	0.58	1.62	1.08
Ten Years	3.53	3.37	3.36	N.A.	N.A.
Since Inception	9.06	8.33	8.43	4.02	4.46

% Maximum Sales Charge	Class A	Class B	Class C	Class I	Class R

	5.75	5.00	1.00	None	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I	Class R

	0.98	1.73	1.73	0.73	1.23

Comparative Performance[3]	% Return

Russell 1000 Value Index

Six Months	5.92
One Year	28.94
Five Years	1.15
Ten Years	3.98
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Large-Cap Value Fund
June 30, 2011
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Johnson & Johnson	2.7
ConocoPhillips	2.7
Pfizer, Inc.	2.7
Wells Fargo & Co.	2.6
Occidental Petroleum Corp.	2.6
JPMorgan Chase & Co.	2.6
Apache Corp.	2.5
PNC Financial Services Group, Inc.	2.2
Exxon Mobil Corp.	2.1
UnitedHealth Group, Inc.	2.1

Total % of net assets	24.8

See Endnotes and Additional Disclosures on page 4.

Eaton Vance
Large-Cap Value Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	Russell 1000 Value Index is an unmanaged index of 1,000 U.S. large-cap value stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index.

4.	Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

5.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class A	$1,000.00	$1,026.50	$4.87	0.97%
Class B	$1,000.00	$1,022.50	$8.63	1.72%
Class C	$1,000.00	$1,022.50	$8.63	1.72%
Class I	$1,000.00	$1,027.70	$3.62	0.72%
Class R	$1,000.00	$1,025.20	$6.13	1.22%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.00	$4.86	0.97%
Class B	$1,000.00	$1,016.30	$8.60	1.72%
Class C	$1,000.00	$1,016.30	$8.60	1.72%
Class I	$1,000.00	$1,021.20	$3.61	0.72%
Class R	$1,000.00	$1,018.70	$6.11	1.22%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investment in Large-Cap Value Portfolio, at value (identified cost, $13,383,747,438)	$16,952,745,481
Receivable for Fund shares sold	35,890,263

Total assets	$16,988,635,744

Liabilities

Payable for Fund shares redeemed	$91,773,409
Payable to affiliates:
Distribution and service fees	2,467,952
Trustees’ fees	125
Accrued expenses	3,666,619

Total liabilities	$97,908,105

Net Assets	$16,890,727,639

Sources of Net Assets

Paid-in capital	$15,903,389,439
Accumulated net realized loss from Portfolio	(2,614,549,391)
Accumulated undistributed net investment income	32,889,548
Net unrealized appreciation from Portfolio	3,568,998,043

Total	$16,890,727,639

Class A Shares

Net Assets	$8,492,350,934
Shares Outstanding	456,444,829
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.61
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.75

Class B Shares

Net Assets	$86,825,837
Shares Outstanding	4,663,625
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.62

Class C Shares

Net Assets	$652,586,438
Shares Outstanding	35,065,312
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.61

Class I Shares

Net Assets	$7,309,806,889
Shares Outstanding	391,840,270
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.66

Class R Shares

Net Assets	$349,157,541
Shares Outstanding	18,792,844
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.58

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $2,560,050)	$196,504,733
Interest allocated from Portfolio	249,500
Securities lending income allocated from Portfolio, net	1,102,483
Expenses allocated from Portfolio	(51,832,251)

Total investment income from Portfolio	$146,024,465

Expenses

Distribution and service fees
Class A	$11,122,102
Class B	470,715
Class C	3,513,365
Class R	901,758
Trustees’ fees and expenses	250
Custodian fee	21,548
Transfer and dividend disbursing agent fees	10,028,756
Legal and accounting services	52,851
Printing and postage	715,465
Registration fees	240,540
Miscellaneous	38,933

Total expenses	$27,106,283

Net investment income	$118,918,182

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$621,507,436 (1)
Foreign currency transactions	199,132

Net realized gain	$621,706,568

Change in unrealized appreciation (depreciation) —
Investments	$(279,903,163)
Foreign currency	531,144

Net change in unrealized appreciation (depreciation)	$(279,372,019)

Net realized and unrealized gain	$342,334,549

Net increase in net assets from operations	$461,252,731

(1)	Includes $18,600,144 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$118,918,182	$190,515,944
Net realized gain from investment and foreign currency transactions	621,706,568 (1)	226,555,084
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(279,372,019)	1,170,943,274

Net increase in net assets from operations	$461,252,731	$1,588,014,302

Distributions to shareholders —
From net investment income
Class A	$(43,202,818)	$(97,900,821)
Class B	(98,761)	(341,411)
Class C	(755,080)	(2,484,277)
Class I	(45,708,429)	(84,431,578)
Class R	(1,318,912)	(2,804,987)

Total distributions to shareholders	$(91,084,000)	$(187,963,074)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$1,104,141,088	$2,669,785,628
Class B	3,061,858	6,556,602
Class C	41,810,651	126,318,653
Class I	1,728,063,526	3,520,849,335
Class R	38,664,966	102,381,607
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	40,131,142	90,230,580
Class B	77,173	276,657
Class C	505,189	1,663,535
Class I	26,742,352	45,586,424
Class R	1,227,494	2,588,691
Cost of shares redeemed
Class A	(2,046,209,350)	(3,810,948,426)
Class B	(9,904,077)	(22,617,535)
Class C	(140,703,871)	(202,232,637)
Class I	(1,536,112,629)	(2,654,254,571)
Class R	(58,098,985)	(90,762,691)
Net asset value of shares exchanged
Class A	8,368,098	16,445,954
Class B	(8,368,098)	(16,445,954)

Net decrease in net assets from Fund share transactions	$(806,603,473)	$(214,578,148)

Net increase (decrease) in net assets	$(436,434,742)	$1,185,473,080

Net Assets

At beginning of period	$17,327,162,381	$16,141,689,301

At end of period	$16,890,727,639	$17,327,162,381

Accumulated undistributed net investment income included in net assets

At end of period	$32,889,548	$5,055,366

(1)	Includes $18,600,144 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$18.220		$16.740	$14.540	$22.520	$21.040	$18.420

Income (Loss) From Operations

Net investment income(1)	$0.119		$0.187	$0.216	$0.289	$0.273	$0.276
Net realized and unrealized gain (loss)	0.362		1.478	2.207	(7.993)	1.805	3.145

Total income (loss) from operations	$0.481		$1.665	$2.423	$(7.704)	$2.078	$3.421

Less Distributions

From net investment income	$(0.091)		$(0.185)	$(0.223)	$(0.270)	$(0.282)	$(0.262)
From net realized gain	—		—	—	(0.006)	(0.306)	(0.539)
Tax return of capital	—		—	—	—	(0.010)	—

Total distributions	$(0.091)		$(0.185)	$(0.223)	$(0.276)	$(0.598)	$(0.801)

Net asset value — End of period	$18.610		$18.220	$16.740	$14.540	$22.520	$21.040

Total Return(2)	2.65	%(3)	10.05%	17.01%	(34.47)%	9.99%	18.81%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,492,351		$9,185,081	$9,470,973	$7,264,003	$5,709,362	$3,369,986
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.97	%(6)	0.98%	1.03%	1.00%	0.98%†	1.01%†
Net investment income	1.29	%(6)	1.11%	1.49%	1.53%	1.23%	1.39%
Portfolio Turnover of the Portfolio	23	%(3)	31%	56%	61%	35%	52%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$18.230		$16.740	$14.540	$22.510	$21.040	$18.420

Income (Loss) From Operations

Net investment income(1)	$0.050		$0.059	$0.115	$0.139	$0.103	$0.128
Net realized and unrealized gain (loss)	0.360		1.486	2.194	(7.980)	1.801	3.146

Total income (loss) from operations	$0.410		$1.545	$2.309	$(7.841)	$1.904	$3.274

Less Distributions

From net investment income	$(0.020)		$(0.055)	$(0.109)	$(0.126)	$(0.118)	$(0.115)
From net realized gain	—		—	—	(0.003)	(0.306)	(0.539)
Tax return of capital	—		—	—	—	(0.010)	—

Total distributions	$(0.020)		$(0.055)	$(0.109)	$(0.129)	$(0.434)	$(0.654)

Net asset value — End of period	$18.620		$18.230	$16.740	$14.540	$22.510	$21.040

Total Return(2)	2.25	%(3)	9.26%	16.09%	(34.95)%	9.13%	17.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$86,826		$99,886	$123,715	$144,129	$261,680	$252,843
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.72	%(6)	1.73%	1.78%	1.75%	1.73%†	1.76%†
Net investment income	0.54	%(6)	0.35%	0.80%	0.72%	0.46%	0.65%
Portfolio Turnover of the Portfolio	23	%(3)	31%	56%	61%	35%	52%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$18.220		$16.740	$14.540	$22.520	$21.040	$18.420

Income (Loss) From Operations

Net investment income(1)	$0.050		$0.061	$0.111	$0.145	$0.106	$0.128
Net realized and unrealized gain (loss)	0.360		1.477	2.203	(7.994)	1.808	3.146

Total income (loss) from operations	$0.410		$1.538	$2.314	$(7.849)	$1.914	$3.274

Less Distributions

From net investment income	$(0.020)		$(0.058)	$(0.114)	$(0.128)	$(0.118)	$(0.115)
From net realized gain	—		—	—	(0.003)	(0.306)	(0.539)
Tax return of capital	—		—	—	—	(0.010)	—

Total distributions	$(0.020)		$(0.058)	$(0.114)	$(0.131)	$(0.434)	$(0.654)

Net asset value — End of period	$18.610		$18.220	$16.740	$14.540	$22.520	$21.040

Total Return(2)	2.25	%(3)	9.22%	16.13%	(34.94)%	9.13%	17.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$652,586		$735,496	$749,389	$654,757	$713,773	$462,469
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.72	%(6)	1.73%	1.78%	1.75%	1.73%†	1.76%†
Net investment income	0.54	%(6)	0.36%	0.77%	0.76%	0.48%	0.65%
Portfolio Turnover of the Portfolio	23	%(3)	31%	56%	61%	35%	52%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$18.270		$16.780	$14.580	$22.550	$21.040	$18.420

Income (Loss) From Operations

Net investment income(1)	$0.145		$0.232	$0.251	$0.343	$0.340	$0.329
Net realized and unrealized gain (loss)	0.360		1.486	2.208	(7.989)	1.795	3.141

Total income (loss) from operations	$0.505		$1.718	$2.459	$(7.646)	$2.135	$3.470

Less Distributions

From net investment income	$(0.115)		$(0.228)	$(0.259)	$(0.317)	$(0.309)	$(0.311)
From net realized gain	—		—	—	(0.007)	(0.306)	(0.539)
Tax return of capital	—		—	—	—	(0.010)	—

Total distributions	$(0.115)		$(0.228)	$(0.259)	$(0.324)	$(0.625)	$(0.850)

Net asset value — End of period	$18.660		$18.270	$16.780	$14.580	$22.550	$21.040

Total Return(2)	2.77	%(3)	10.36%	17.26%	(34.22)%	10.27%	19.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,309,807		$6,947,018	$5,482,122	$2,085,283	$549,834	$63,157
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	0.72	%(6)	0.73%	0.78%	0.75%	0.73%†	0.77%†
Net investment income	1.56	%(6)	1.37%	1.70%	1.92%	1.52%	1.65%
Portfolio Turnover of the Portfolio	23	%(3)	31%	56%	61%	35%	52%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Financial Highlights — continued

	Class R

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010	2009	2008	2007	2006

Net asset value — Beginning of period	$18.190		$16.720	$14.530	$22.490	$21.040	$18.420

Income (Loss) From Operations

Net investment income(1)	$0.097		$0.147	$0.180	$0.246	$0.218	$0.225
Net realized and unrealized gain (loss)	0.361		1.467	2.198	(7.980)	1.804	3.152

Total income (loss) from operations	$0.458		$1.614	$2.378	$(7.734)	$2.022	$3.377

Less Distributions

From net investment income	$(0.068)		$(0.144)	$(0.188)	$(0.221)	$(0.256)	$(0.218)
From net realized gain	—		—	—	(0.005)	(0.306)	(0.539)
Tax return of capital	—		—	—	—	(0.010)	—

Total distributions	$(0.068)		$(0.144)	$(0.188)	$(0.226)	$(0.572)	$(0.757)

Net asset value — End of period	$18.580		$18.190	$16.720	$14.530	$22.490	$21.040

Total Return(2)	2.52	%(3)	9.73%	16.67%	(34.57)%	9.66%	18.55%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$349,158		$359,681	$315,491	$215,779	$116,388	$56,284
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.22	%(6)	1.23%	1.28%	1.25%	1.23%†	1.26%†
Net investment income	1.05	%(6)	0.87%	1.24%	1.33%	0.98%	1.12%
Portfolio Turnover of the Portfolio	23	%(3)	31%	56%	61%	35%	52%

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.

See Notes to Financial Statements.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Large-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Large-Cap Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $3,039,263,511 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($1,283,360,698) and December 31, 2017 ($1,755,902,813). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $270,338 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $80,556 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $11,122,102 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $353,036 and $2,635,024 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $1,116,000 and $80,074,000, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $450,879 for Class R shares. Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $117,679, $878,341 and $450,879 for Class B, Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $19,000, $98,000 and $42,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $530,645,863 and $1,298,897,157, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $55,073,158.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	59,333,442	158,337,727
Issued to shareholders electing to receive payments of distributions in Fund shares	2,173,769	5,389,901
Redemptions	(109,695,355)	(226,362,183)
Exchange from Class B shares	452,085	968,337

Net decrease	(47,736,059)	(61,666,218)

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	164,267	386,827
Issued to shareholders electing to receive payments of distributions in Fund shares	4,183	16,618
Redemptions	(532,702)	(1,343,703)
Exchange to Class A shares	(452,085)	(968,455)

Net decrease	(816,337)	(1,908,713)

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	2,244,929	7,479,410
Issued to shareholders electing to receive payments of distributions in Fund shares	27,389	99,730
Redemptions	(7,572,091)	(11,980,911)

Net decrease	(5,299,773)	(4,401,771)

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	92,523,630	208,657,725
Issued to shareholders electing to receive payments of distributions in Fund shares	1,445,289	2,710,880
Redemptions	(82,442,252)	(157,742,883)

Net increase	11,526,667	53,625,722

	Six Months Ended
	June 30, 2011	Year Ended
Class R	(Unaudited)	December 31, 2010

Sales	2,083,751	6,080,672
Issued to shareholders electing to receive payments of distributions in Fund shares	66,607	154,615
Redemptions	(3,128,698)	(5,337,834)

Net increase (decrease)	(978,340)	897,453

Large-Cap Value Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value

Aerospace & Defense — 4.5%

Boeing Co. (The)	1,485,000	$109,786,050
General Dynamics Corp.(1)	1,485,000	110,662,200
Lockheed Martin Corp.(1)	1,475,000	119,430,750
Northrop Grumman Corp.(1)	1,725,000	119,628,750
United Technologies Corp.	3,475,000	307,572,250

		$767,080,000

Beverages — 1.1%

PepsiCo, Inc.	2,750,000	$193,682,500

		$193,682,500

Biotechnology — 1.3%

Amgen, Inc.(2)	3,700,000	$215,895,000

		$215,895,000

Capital Markets — 2.3%

Ameriprise Financial, Inc.(1)	2,150,000	$124,012,000
Goldman Sachs Group, Inc. (The)	1,990,000	264,849,100

		$388,861,100

Chemicals — 1.4%

Air Products and Chemicals, Inc.	900,000	$86,022,000
BASF SE	1,500,000	147,031,947

		$233,053,947

Commercial Banks — 8.7%

Fifth Third Bancorp	9,900,000	$126,225,000
HSBC Holdings PLC	12,400,000	122,942,699
KeyCorp	14,850,000	123,700,500
PNC Financial Services Group, Inc.	6,150,000	366,601,500
SunTrust Banks, Inc.	4,450,000	114,810,000
U.S. Bancorp(1)	6,700,000	170,917,000
Wells Fargo & Co.	15,900,000	446,154,000

		$1,471,350,699

Computers & Peripherals — 1.6%

Apple, Inc.(2)	800,000	$268,536,000

		$268,536,000

Consumer Finance — 1.5%

American Express Co.	4,950,000	$255,915,000

		$255,915,000

Diversified Financial Services — 5.6%

Bank of America Corp.(1)	21,800,000	$238,928,000
Citigroup, Inc.	6,450,000	268,578,000
JPMorgan Chase & Co.	10,650,000	436,011,000

		$943,517,000

Diversified Telecommunication Services — 2.8%

AT&T, Inc.	7,000,000	$219,870,000
Verizon Communications, Inc.(1)	7,000,000	260,610,000

		$480,480,000

Electric Utilities — 1.7%

American Electric Power Co., Inc.(1)	5,100,000	$192,168,000
PPL Corp.(1)	3,500,000	97,405,000

		$289,573,000

Food & Staples Retailing — 2.7%

CVS Caremark Corp.	5,450,000	$204,811,000
Wal-Mart Stores, Inc.	4,750,000	252,415,000

		$457,226,000

Food Products — 3.1%

Kraft Foods, Inc., Class A(1)	4,200,000	$147,966,000
Nestle SA	3,700,000	230,245,418
Unilever NV–NY Shares	4,475,000	147,003,750

		$525,215,168

Health Care Equipment & Supplies — 1.1%

Covidien PLC	3,375,000	$179,651,250

		$179,651,250

Health Care Providers & Services — 2.7%

UnitedHealth Group, Inc.	6,750,000	$348,165,000
WellPoint, Inc.	1,485,000	116,973,450

		$465,138,450

See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.5%

Carnival Corp.	3,725,000	$140,171,750
McDonald’s Corp.	3,450,000	290,904,000

		$431,075,750

Industrial Conglomerates — 2.0%

General Electric Co.	18,350,000	$346,081,000

		$346,081,000

Insurance — 5.4%

ACE, Ltd.(1)	1,325,000	$87,211,500
Lincoln National Corp.(1)	6,450,000	183,760,500
MetLife, Inc.	6,175,000	270,897,250
Prudential Financial, Inc.	4,450,000	282,975,500
XL Group PLC(1)	3,950,000	86,821,000

		$911,665,750

IT Services — 3.1%

Accenture PLC, Class A	4,500,000	$271,890,000
International Business Machines Corp.	1,500,000	257,325,000

		$529,215,000

Life Sciences Tools & Services — 0.7%

Thermo Fisher Scientific, Inc.(2)	1,980,000	$127,492,200

		$127,492,200

Machinery — 1.5%

Illinois Tool Works, Inc.(1)	4,450,000	$251,380,500

		$251,380,500

Media — 2.9%

Comcast Corp., Class A	5,475,000	$138,736,500
Time Warner Cable, Inc.	2,000,000	156,080,000
Walt Disney Co. (The)	5,000,000	195,200,000

		$490,016,500

Metals & Mining — 3.1%

BHP Billiton, Ltd. ADR(1)	2,825,000	$267,329,750
Freeport-McMoRan Copper & Gold, Inc.	5,000,000	264,500,000

		$531,829,750

Multi-Utilities — 2.6%

PG&E Corp.	2,000,000	$84,060,000
Public Service Enterprise Group, Inc.	5,650,000	184,416,000
Sempra Energy	3,350,000	177,148,000

		$445,624,000

Multiline Retail — 1.6%

Kohl’s Corp.(1)	2,475,000	$123,774,750
Target Corp.	2,975,000	139,557,250

		$263,332,000

Oil, Gas & Consumable Fuels — 13.6%

Apache Corp.	3,475,000	$428,780,250
ConocoPhillips(1)	6,000,000	451,140,000
Exxon Mobil Corp.	4,450,000	362,141,000
Hess Corp.	4,200,000	313,992,000
Occidental Petroleum Corp.	4,250,000	442,170,000
Peabody Energy Corp.(1)	5,200,000	306,332,000

		$2,304,555,250

Pharmaceuticals — 6.9%

Johnson & Johnson	6,950,000	$462,314,000
Merck & Co., Inc.	7,425,000	262,028,250
Pfizer, Inc.	21,800,000	449,080,000

		$1,173,422,250

Real Estate Investment Trusts (REITs) — 2.3%

AvalonBay Communities, Inc.	990,000	$127,116,000
Boston Properties, Inc.	1,225,000	130,046,000
Simon Property Group, Inc.	1,115,000	129,596,450

		$386,758,450

Road & Rail — 1.7%

Union Pacific Corp.	2,725,000	$284,490,000

		$284,490,000

Software — 3.1%

Microsoft Corp.	9,750,000	$253,500,000
Oracle Corp.	8,250,000	271,507,500

		$525,007,500

Specialty Retail — 1.3%

TJX Companies, Inc. (The)	4,350,000	$228,505,500

		$228,505,500

See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 1.0%

Philip Morris International, Inc.	2,475,000	$165,255,750

		$165,255,750

Wireless Telecommunication Services — 0.9%

Vodafone Group PLC ADR	5,750,000	$153,640,000

		$153,640,000

Total Common Stocks
(identified cost $13,108,353,971)		$16,684,522,264

Short-Term Investments — 4.3%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.11%(3)(4)	$481,243	$481,242,632
Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	259,843	259,842,601

Total Short-Term Investments
(identified cost $741,085,233)		$741,085,233

Total Investments — 102.6%
(identified cost $13,849,439,204)		$17,425,607,497

Other Assets, Less Liabilities — (2.6)%		$(449,757,711)

Net Assets — 100.0%		$16,975,849,786

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	All or a portion of this security was on loan at June 30, 2011.

(2)	Non-income producing security.

(3)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at June 30, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value including $477,832,650 of securities on loan (identified cost, $13,108,353,971)	$16,684,522,264
Affiliated investments, at value (identified cost, $741,085,233)	741,085,233
Cash	440,000
Dividends receivable	29,330,191
Interest receivable from affiliated investment	9,900
Receivable for investments sold	2,535,831
Securities lending income receivable	129,522
Tax reclaims receivable	7,619,843

Total assets	$17,465,672,784

Liabilities

Collateral for securities loaned	$481,242,632
Payable to affiliates:
Investment adviser fee	8,003,746
Trustees’ fees	12,625
Accrued expenses	563,995

Total liabilities	$489,822,998

Net Assets applicable to investors’ interest in Portfolio	$16,975,849,786

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$13,398,270,712
Net unrealized appreciation	3,577,579,074

Total	$16,975,849,786

See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $2,564,738)	$196,850,274
Securities lending income, net	1,104,359
Interest allocated from affiliated investment	249,954
Expenses allocated from affiliated investment	(16,455)

Total investment income	$198,188,132

Expenses

Investment adviser fee	$50,461,618
Trustees’ fees and expenses	25,250
Custodian fee	1,134,757
Legal and accounting services	59,460
Miscellaneous	225,956

Total expenses	$51,907,041

Deduct —
Reduction of custodian fee	$63

Total expense reductions	$63

Net expenses	$51,906,978

Net investment income	$146,281,154

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$622,751,670 (1)
Investment transactions allocated from affiliated investments	46,402
Foreign currency transactions	199,495

Net realized gain	$622,997,567

Change in unrealized appreciation (depreciation) —
Investments	$(280,462,056)
Foreign currency	531,822

Net change in unrealized appreciation (depreciation)	$(279,930,234)

Net realized and unrealized gain	$343,067,333

Net increase in net assets from operations	$489,348,487

(1)	Includes $18,634,026 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$146,281,154	$246,415,483
Net realized gain from investment and foreign currency transactions	622,997,567 (1)	227,158,877
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(279,930,234)	1,172,809,491

Net increase in net assets from operations	$489,348,487	$1,646,383,851

Capital transactions —
Contributions	$532,462,943	$1,645,232,217
Withdrawals	(1,311,238,571)	(2,066,920,672)

Net decrease in net assets from capital transactions	$(778,775,628)	$(421,688,455)

Net increase (decrease) in net assets	$(289,427,141)	$1,224,695,396

Net Assets

At beginning of period	$17,265,276,927	$16,040,581,531

At end of period	$16,975,849,786	$17,265,276,927

(1)	Includes $18,634,026 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.60	%(2)	0.59%	0.60%	0.61%	0.62%†	0.63%†
Net investment income	1.68	%(2)	1.50%	1.91%	1.94%	1.59%	1.77%
Portfolio Turnover	23	%(3)	31%	56%	61%	35%	52%

Total Return	2.83	%(3)	10.48%	17.51%	(34.21)%	10.38%	19.26%

Net assets, end of period (000’s omitted)	$16,975,850		$17,265,277	$16,040,582	$10,397,407	$7,390,090	$4,276,848

†	The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been the same.
(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	Not annualized.

See Notes to Financial Statements.

Large-Cap Value Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Large-Cap Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Large-Cap Value Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 99.9% and 0.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

Large-Cap Value Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $2 billion, 0.60% on net assets of $2 billion but less than $5 billion, 0.575% on net assets of $5 billion but less than $10 billion, 0.555% on net assets of $10 billion but less than $15 billion, 0.54% on net assets of $15 billion but less than $20 billion and at reduced rates on daily net assets of $20 billion and over, and is payable monthly. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee amounted to $50,461,618 or 0.57% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,912,571,143 and $4,600,650,557, respectively, for the six months ended June 30, 2011. Included in sales is $55,073,158 representing the value of securities delivered in payment of redemptions in-kind.

Large-Cap Value Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$14,046,682,366

Gross unrealized appreciation	$3,501,444,007
Gross unrealized depreciation	(122,518,876)

Net unrealized appreciation	$3,378,925,131

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

6 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended June 30, 2011 amounted to $380,449. At June 30, 2011, the value of the securities loaned and the value of the collateral received amounted to $477,832,650 and $481,242,632, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

7 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Large-Cap Value Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,412,929,750	$—		$—	$1,412,929,750
Consumer Staples	1,111,134,000	230,245,418		—	1,341,379,418
Energy	2,304,555,250	—		—	2,304,555,250
Financials	4,235,125,300	122,942,699		—	4,358,067,999
Health Care	2,161,599,150	—		—	2,161,599,150
Industrials	1,649,031,500	—		—	1,649,031,500
Information Technology	1,322,758,500	—		—	1,322,758,500
Materials	617,851,750	147,031,947		—	764,883,697
Telecommunication Services	634,120,000	—		—	634,120,000
Utilities	735,197,000	—		—	735,197,000

Total Common Stocks	$16,184,302,200	$500,220,064	*	$—	$16,684,522,264

Short-Term Investments	$—	$741,085,233		$—	$741,085,233

Total Investments	$16,184,302,200	$1,241,305,297		$—	$17,425,607,497

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Large-Cap Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Large-Cap Value Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten- year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

Eaton Vance
Large-Cap Value Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Large-Cap Value Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Large-Cap Value Portfolio

Michael R. Mach President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Large-Cap Value Fund and Large-Cap Value Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

Eaton Vance
Large-Cap Value Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Large-Cap Value Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Large-Cap Value Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

173-8/11	GNCSRC

Eaton Vance Real Estate Fund Semiannual Report June 30, 2011

.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Real Estate Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	17
Officers and Trustees	20
Important Notices	21

Eaton Vance
Real Estate Fund
June 30, 2011
Portfolio Manager J. Scott Craig
Performance1

	Class A	Class I
Symbol	EAREX	EIREX
Inception Date	6/9/10	4/28/06

% Average Annual Total Returns at net asset value (NAV)

Six Months	10.59	10.70
One Year	34.09	34.18
Five Years	N.A.	3.73
Since Inception	30.67	4.08

% SEC Average Annual Total Returns with maximum sales charge

Six Months	4.19	10.70
One Year	26.39	34.18
Five Years	N.A.	3.73
Since Inception	23.55	4.08

% Maximum Sales Charge	Class A	Class I

	5.75	None

% Total Annual Operating Expense Ratios[2]	Class A	Class I

Gross	5.94	5.69
Net	1.40	1.15

Comparative Performance[3]		% Return

Dow Jones U.S. Select Real Estate Securities Index

Six Months		10.95
One Year		35.23
Five Years		1.60
Since Inception (4/28/06)		2.08

S&P 500 Index

Six Months		6.02
One Year		30.69
Five Years		2.94
Since Inception (4/28/06)		2.29

Lipper Real Estate Funds Average*

Six Months		9.95
One Year		32.66
Five Years		1.91
Since Inception (4/28/06)		2.46

*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Real Estate Fund
June 30, 2011
Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Simon Property Group, Inc.	10.0
ProLogis, Inc.	6.1
Boston Properties, Inc.	5.6
AvalonBay Communities, Inc.	5.4
Equity Residential	5.4
Vornado Realty Trust	5.0
Public Storage, Inc.	4.2
Federal Realty Investment Trust	2.9
Host Hotels & Resorts, Inc.	2.5
American Campus Communities, Inc.	2.4

Total % of net assets	49.5

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Real Estate Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/12. Without this expense reimbursement, performance would have been lower.

3.	Dow Jones U.S. Select Real Estate Securities Index is an unmanaged index of publicly traded real estate securities. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance
Real Estate Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)		Ratio

Actual
Class A	$1,000.00	$1,105.90	$7.31	**	1.40%
Class I	$1,000.00	$1,107.00	$6.01	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,019.10	$5.76	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

**	Absent an allocation of certain expenses to the administrator, expenses would be higher.

See Notes to Financial Statements.
5

Eaton Vance
Real Estate Fund

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 96.5%

Security	Shares	Value

Hotels, Restaurants & Leisure — 4.2%

Choice Hotels International, Inc.	1,640	$54,710
Marriott International, Inc., Class A	3,335	118,359
McDonald’s Corp.	875	73,780
Starwood Hotels & Resorts Worldwide, Inc.	1,425	79,857

		$326,706

Other — 4.0%

American Tower Corp., Class A(1)	1,040	$54,423
Brookfield Office Properties, Inc.	7,425	143,154
CB Richard Ellis Group, Inc., Class A(1)	2,335	58,632
Jones Lang LaSalle, Inc.	645	60,824

		$317,033

Real Estate Investment Trusts — 88.3%

Security	Shares	Value

Diversified, Specialty & Other — 5.2%

Alexandria Real Estate Equities, Inc.	1,490	$115,356
American Assets Trust, Inc.	1,795	40,298
BioMed Realty Trust, Inc.	4,035	77,633
Digital Realty Trust, Inc.	1,050	64,869
Plum Creek Timber Co., Inc.	2,665	108,039

		$406,195

Health Care — 7.6%

Cogdell Spencer, Inc.	4,325	$25,907
HCP, Inc.	4,540	166,572
Health Care REIT, Inc.	2,015	105,646
Nationwide Health Properties, Inc.	3,995	165,433
Ventas, Inc.	2,570	135,465

		$599,023

Hotels & Resorts — 3.7%

DiamondRock Hospitality Co.	5,145	$55,206
Host Hotels & Resorts, Inc.	11,440	193,908
Sunstone Hotel Investors, Inc.(1)	4,250	39,397

		$288,511

Industrial — 6.8%

EastGroup Properties, Inc.	1,375	$58,451
ProLogis, Inc.	13,415	480,794

		$539,245

Mall — 13.1%

Macerich Co. (The)	2,055	$109,943
Simon Property Group, Inc.	6,765	786,296
Taubman Centers, Inc.	2,280	134,976

		$1,031,215

Office — 17.2%

Boston Properties, Inc.	4,175	$443,218
Brandywine Realty Trust	2,390	27,700
Corporate Office Properties Trust	2,595	80,730
Douglas Emmett, Inc.	4,455	88,610
Highwoods Properties, Inc.	2,645	87,629
Liberty Property Trust, Inc.	1,875	61,088
Mack-Cali Realty Corp.	1,370	45,128
MPG Office Trust, Inc.(1)	7,525	21,522
PS Business Parks, Inc.	1,935	106,618
Vornado Realty Trust	4,175	389,026

		$1,351,269

Residential — 19.5%

American Campus Communities, Inc.	5,315	$188,789
AvalonBay Communities, Inc.	3,330	427,572
Camden Property Trust	2,500	159,050
Equity Residential	7,095	425,700
Essex Property Trust, Inc.	1,205	163,024
Home Properties, Inc.	945	57,532
Mid-America Apartment Communities, Inc.	1,600	107,952

		$1,529,619

Shopping Center — 9.5%

Acadia Realty Trust	1,470	$29,885
Developers Diversified Realty Corp.	10,375	146,288
Federal Realty Investment Trust	2,705	230,412
Kimco Realty Corp.	4,600	85,744
Regency Centers Corp.	3,075	135,208
Tanger Factory Outlet Centers	3,030	81,113
Urstadt Biddle Properties, Inc.	2,065	37,397

		$746,047

See Notes to Financial Statements.
6

Eaton Vance
Real Estate Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Storage — 5.7%

Extra Space Storage, Inc.	3,765	$80,307
Public Storage, Inc.	2,890	329,489
U-Store-It Trust	3,815	40,134

		$449,930

Total Real Estate Investment Trusts		$6,941,054

Total Common Stocks
(identified cost $6,553,143)		$7,584,793

Short-Term Investments — 3.1%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$244	$243,627

Total Short-Term Investments
(identified cost $243,627)		$243,627

Total Investments — 99.6%
(identified cost $6,796,770)		$7,828,420

Other Assets, Less Liabilities — 0.4%		$30,641

Net Assets — 100.0%		$7,859,061

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

See Notes to Financial Statements.
7

Eaton Vance
Real Estate Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value (identified cost, $6,553,143)	$7,584,793
Affiliated investment, at value (identified cost, $243,627)	243,627
Dividends receivable	18,027
Interest receivable from affiliated investment	22
Receivable for Fund shares sold	21,945
Receivable from affiliate	11,201

Total assets	$7,879,615

Liabilities

Payable for Fund shares redeemed	$53
Payable to affiliates:
Investment adviser fee	3,989
Administration fee	920
Distribution and service fees	582
Trustees’ fees	159
Accrued expenses	14,851

Total liabilities	$20,554

Net Assets	$7,859,061

Sources of Net Assets

Paid-in capital	$6,944,597
Accumulated net realized loss	(116,472)
Accumulated distributions in excess of net investment income	(714)
Net unrealized appreciation	1,031,650

Total	$7,859,061

Class A Shares

Net Assets	$3,138,079
Shares Outstanding	308,408
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.18
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.80

Class I Shares

Net Assets	$4,720,982
Shares Outstanding	464,029
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.17

On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.
8

Eaton Vance
Real Estate Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $263)	$97,145
Interest allocated from affiliated investment	174
Expenses allocated from affiliated investment	(14)

Total investment income	$97,305

Expenses

Investment adviser fee	$20,176
Administration fee	4,656
Distribution and service fees
Class A	2,351
Trustees’ fees and expenses	338
Custodian fee	18,222
Transfer and dividend disbursing agent fees	3,542
Legal and accounting services	12,491
Printing and postage	4,731
Registration fees	13,601
Miscellaneous	4,393

Total expenses	$84,501

Deduct —
Allocation of expenses to affiliate	$46,422

Total expense reductions	$46,422

Net expenses	$38,079

Net investment income	$59,226

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$12,427
Investment transactions allocated from affiliated investment	2

Net realized gain	$12,429

Change in unrealized appreciation (depreciation) —
Investments	$528,838

Net change in unrealized appreciation (depreciation)	$528,838

Net realized and unrealized gain	$541,267

Net increase in net assets from operations	$600,493

See Notes to Financial Statements.
9

Eaton Vance
Real Estate Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$59,226	$24,313
Net realized gain (loss) from investment transactions and capital gain distributions received	12,429	(2,518)
Net change in unrealized appreciation (depreciation) from investments	528,838	521,310

Net increase in net assets from operations	$600,493	$543,105

Distributions to shareholders —
From net investment income
Class A	$(19,067)	$(1,583)
Class I	(40,926)	(22,690)
Tax return of capital
Class A	—	(1,525)
Class I	—	(21,865)

Total distributions to shareholders	$(59,993)	$(47,663)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,517,370	$594,057
Class I	1,211,824	2,601,286
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	18,375	2,877
Class I	26,725	29,460
Cost of shares redeemed
Class A	(149,561)	(9,963)
Class I	(517,935)	(87,936)

Net increase in net assets from Fund share transactions	$3,106,798	$3,129,781

Net increase in net assets	$3,647,298	$3,625,223

Net Assets

At beginning of period	$4,211,763	$586,540

At end of period	$7,859,061	$4,211,763

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of period	$(714)	$53

See Notes to Financial Statements.
10

Eaton Vance
Real Estate Fund

June 30, 2011

Financial Highlights

	Class A

	Period Ended
	June 30, 2011		Period Ended
	(Unaudited)		December 31, 2010(1)

Net asset value — Beginning of period	$9.280		$7.860

Income (Loss) From Operations

Net investment income(2)	$0.094		$0.069
Net realized and unrealized gain	0.886		1.494

Total income from operations	$0.980		$1.563

Less Distributions

From net investment income	$(0.080)		$(0.073)
Tax return of capital	—		(0.070)

Total distributions	$(0.080)		$(0.143)

Net asset value — End of period	$10.180		$9.280

Total Return(3)	10.59	%(4)	20.00	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,138		$608
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.40	%(6)	1.40	%(6)
Net investment income	1.91	%(6)	1.36	%(6)
Portfolio Turnover	7	%(4)	34	%(7)

(1)	For the period from the commencement of operations, June 9, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator subsidized certain operating expenses (equal to 1.49% and 4.54% of average daily net assets for the six months ended June 30, 2011 and the period ended December 31, 2010, respectively). Absent this subsidy, total return would be lower.
(6)	Annualized.
(7)	For the year ended December 31, 2010.

See Notes to Financial Statements.
11

Eaton Vance
Real Estate Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2011						Period Ended
	(Unaudited)		2010	2009	2008	2007	December 31, 2006(1)

Net asset value — Beginning of period	$9.270		$7.360	$5.890	$9.180	$12.050	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.093		$0.094	$0.147	$0.153	$0.122	$0.093
Net realized and unrealized gain (loss)	0.896		1.967	1.516	(3.271)	(2.164)	2.287

Total income (loss) from operations	$0.989		$2.061	$1.663	$(3.118)	$(2.042)	$2.380

Less Distributions

From net investment income	$(0.089)		$(0.077)	$(0.131)	$(0.153)	$(0.113)	$(0.093)
From net realized gain	—		—	—	—	(0.656)	(0.237)
Tax return of capital	—		(0.074)	(0.062)	(0.019)	(0.059)	—

Total distributions	$(0.089)		$(0.151)	$(0.193)	$(0.172)	$(0.828)	$(0.330)

Net asset value — End of period	$10.170		$9.270	$7.360	$5.890	$9.180	$12.050

Total Return(3)	10.70	%(4)	28.13%	28.17%	(33.88)%	(17.33)%	23.80	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,721		$3,604	$587	$370	$575	$632
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.15	%(7)	1.15%	1.15%	1.15%	1.15%	1.15	%(7)
Net investment income	1.90	%(7)	1.10%	2.54%	1.78%	1.05%	1.24	%(7)
Portfolio Turnover	7	%(4)	34%	24%	37%	39%	21	%(4)

(1)	For the period from the start of business, April 28, 2006, to December 31, 2006.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	During the period from the start of business, April 28, 2006, to December 31, 2006, the investment adviser reimbursed the Fund for expenses and unrealized losses attributable to an unauthorized sale of Fund shares. The reimbursement equaled approximately $0.010 per share and increased Class I’s total return by approximately 0.10% for the period from the start of business, April 28, 2006, to December 31, 2006.
(6)	The administrator subsidized certain operating expenses (equal to 1.49%, 4.54%, 19.96%, 6.82%, 5.92% and 5.64% of average daily net assets for the six months ended June 30, 2011, the years ended December 31, 2010, 2009, 2008 and 2007 and the period ended December 31, 2006, respectively). Absent this subsidy, total return would be lower.
(7)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Real Estate Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Real Estate Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Dividends from real estate investment trusts (REITs) are recorded as income, capital gains or return of capital based on the nature of the distribution. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $94,282 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($34,577) and December 31, 2017 ($59,705). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

13

Eaton Vance
Real Estate Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make quarterly distributions of substantially all of the distributions it receives from its investments in REITs, less expenses, as well as income from other investments. Such distributions may include income, return of capital, and capital gains. The Fund may also realize capital gains on the sale of its REIT shares and other investments. Distributions of these gains, if any, will be made annually (reduced by available capital loss carryforwards from prior years, if any). In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets, and is payable monthly. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Fund’s investment adviser fee amounted to $20,176. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2011, the administration fee amounted to $4,656. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.40% and 1.15% annually of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after April 30, 2012. Pursuant to this agreement, EVM was allocated $46,422 of the Fund’s operating expenses for the six months ended June 30, 2011. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $118 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,877 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A (see Note 4).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $2,351 for Class A shares.

14

Eaton Vance
Real Estate Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

5 Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2011, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,376,519 and $428,369, respectively, for the six months ended June 30, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Period Ended
Class A	(Unaudited)	December 31, 2010(1)

Sales	256,139	66,304
Issued to shareholders electing to receive payments of distributions in Fund shares	1,851	311
Redemptions	(15,107)	(1,090)

Net increase	242,883	65,525

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	123,889	315,883
Issued to shareholders electing to receive payments of distributions in Fund shares	2,701	3,313
Redemptions	(51,130)	(10,317)

Net increase	75,460	308,879

(1)	Class A commenced operations on June 9, 2010.

At June 30, 2011, EVM owned 8% of the value of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,831,336

Gross unrealized appreciation	$1,018,768
Gross unrealized depreciation	(21,684)

Net unrealized appreciation	$997,084

15

Eaton Vance
Real Estate Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

10 Concentration of Risk

In accordance with the Fund’s strategy, under normal market conditions, the Fund’s investments are concentrated in equity securities issued by real estate companies such as REITs and other real estate related investment instruments. There are certain additional risks involved in investing in REITs. The value of the Fund’s shares may fluctuate more than the shares of a fund not concentrated in real estate industries due to, but not limited to, economic conditions, real estate values and rental income, property taxes, interest rates and tax and regulatory requirements.

11 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$7,584,793	$—	$—	$7,584,793
Short-Term Investments	—	243,627	—	243,627

Total Investments	$7,584,793	$243,627	$—	$7,828,420

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

16

Eaton Vance
Real Estate Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

17

Eaton Vance
Real Estate Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Real Estate Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2010. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended

18

Eaton Vance
Real Estate Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale.

19

Eaton Vance
Real Estate Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Real Estate Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Real Estate Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

20

Eaton Vance
Real Estate Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

21

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2685-8/11	REFSRC

Eaton Vance Small-Cap Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Small-Cap Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	28
Officers and Trustees	31
Important Notices	32

Eaton Vance
Small-Cap Fund
June 30, 2011
Performance1
Portfolio Manager Nancy B. Tooke, CFA

	Class A	Class B	Class C	Class I	Class R
Symbol	ETEGX	EBSMX	ECSMX	EISGX	ERSGX
Inception Date	1/2/97	5/7/02	5/3/02	9/2/08	8/3/09

% Average Annual Total Returns at net asset value (NAV)
Six Months	5.84	5.41	5.44	5.98	5.72
One Year	35.86	34.77	34.72	36.18	35.51
Five Years	8.24	7.44	7.41	N.A.	N.A.
Ten Years	2.66	N.A.	N.A.	N.A.	N.A.
Since Inception	8.64	5.58	5.25	3.99	25.41

% SEC Average Annual Total Returns with maximum sales charge
Six Months	-0.26	0.41	4.44	5.98	5.72
One Year	28.09	29.77	33.72	36.18	35.51
Five Years	6.96	7.14	7.41	N.A.	N.A.
Ten Years	2.05	N.A.	N.A.	N.A.	N.A.
Since Inception	8.20	5.58	5.25	3.99	25.41

% Maximum Sales Charge	Class A	Class B	Class C	Class I	Class R

	5.75	5.00	1.00	None	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I	Class R

Gross	1.56	2.31	2.31	1.31	1.81
Net	1.51	2.26	2.26	1.26	1.76

Comparative Performance[3]	% Return

Russell 2000 Index
Six Months	6.21
One Year	37.41
Five Years	4.08
Ten Years	6.26

Lipper Small-Cap Core Funds Average*
Six Months	6.50
One Year	36.41
Five Years	4.17
Ten Years	7.33

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Small-Cap Fund
June 30, 2011
Fund Profile4
Sector Allocation (% of net assets)5
Top 10 Holdings (% of net assets)5

Cabot Oil & Gas Corp.	2.6
Tempur-Pedic International, Inc.	2.2
Quantum Corp.	1.9
Kraton Performance Polymers, Inc.	1.9
Team, Inc.	1.9
Aerovironment, Inc.	1.9
LKQ Corp.	1.8
Brocade Communications Systems, Inc.	1.8
Six Flags Entertainment Corp.	1.8
MEDNAX, Inc.	1.8

Total % of net assets	19.6

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Small-Cap Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/12. Without this expense reimbursement performance would have been lower.

3.	Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

5.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance
Small-Cap Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class A	$1,000.00	$1,058.40	$7.45	1.46%
Class B	$1,000.00	$1,054.10	$11.26	2.21%
Class C	$1,000.00	$1,054.40	$11.26	2.21%
Class I	$1,000.00	$1,059.80	$6.18	1.21%
Class R	$1,000.00	$1,057.20	$8.72	1.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.60	$7.30	1.46%
Class B	$1,000.00	$1,013.80	$11.03	2.21%
Class C	$1,000.00	$1,013.80	$11.03	2.21%
Class I	$1,000.00	$1,018.80	$6.06	1.21%
Class R	$1,000.00	$1,016.30	$8.55	1.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Small-Cap Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investment in Small-Cap Portfolio, at value (identified cost, $179,463,894)	$212,980,814
Receivable for Fund shares sold	174,676

Total assets	$213,155,490

Liabilities

Payable for Fund shares redeemed	$671,871
Payable to affiliates:
Administration fee	25,613
Distribution and service fees	34,197
Trustees’ fees	125
Accrued expenses	49,659

Total liabilities	$781,465

Net Assets	$212,374,025

Sources of Net Assets

Paid-in capital	$168,903,484
Accumulated net realized gain from Portfolio	10,821,294
Accumulated net investment loss	(867,673)
Net unrealized appreciation from Portfolio	33,516,920

Total	$212,374,025

Class A Shares

Net Assets	$68,548,859
Shares Outstanding	4,502,008
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.23
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.16

Class B Shares

Net Assets	$6,459,672
Shares Outstanding	430,653
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.00

Class C Shares

Net Assets	$18,870,726
Shares Outstanding	1,296,617
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.55

Class I Shares

Net Assets	$118,446,975
Shares Outstanding	7,512,132
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.77

Class R Shares

Net Assets	$47,793
Shares Outstanding	3,155
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.15

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
6

Eaton Vance
Small-Cap Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $2,276)	$575,963
Interest allocated from Portfolio	7,944
Expenses allocated from Portfolio	(847,989)

Total investment loss from Portfolio	$(264,082)

Expenses

Administration fee	$152,909
Distribution and service fees
Class A	87,348
Class B	30,420
Class C	95,947
Class R	118
Trustees’ fees and expenses	250
Custodian fee	19,183
Transfer and dividend disbursing agent fees	144,956
Legal and accounting services	15,700
Printing and postage	17,837
Registration fees	32,780
Miscellaneous	7,265

Total expenses	$604,713

Net investment loss	$(868,795)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$19,317,900
Foreign currency transactions	378

Net realized gain	$19,318,278

Change in unrealized appreciation (depreciation) —
Investments	$(7,862,604)
Foreign currency	(970)

Net change in unrealized appreciation (depreciation)	$(7,863,574)

Net realized and unrealized gain	$11,454,704

Net increase in net assets from operations	$10,585,909

See Notes to Financial Statements.
7

Eaton Vance
Small-Cap Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment loss	$(868,795)	$(1,537,062)
Net realized gain from investment and foreign currency transactions and capital gain distributions received	19,318,278	10,742,409
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(7,863,574)	26,192,345

Net increase in net assets from operations	$10,585,909	$35,397,692

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,276,426	$18,287,546
Class B	1,914,184	1,704,399
Class C	3,199,354	4,750,653
Class I	26,612,775	51,840,587
Class R	9,803	32,496
Cost of shares redeemed
Class A	(14,144,257)	(22,233,290)
Class B	(593,975)	(781,172)
Class C	(3,286,123)	(5,225,324)
Class I	(8,413,252)	(15,128,646)
Class R	(14,331)	(20,270)
Net asset value of shares exchanged
Class A	246,062	370,375
Class B	(246,062)	(370,375)

Net increase in net assets from Fund share transactions	$19,560,604	$33,226,979

Net increase in net assets	$30,146,513	$68,624,671

Net Assets

At beginning of period	$182,227,512	$113,602,841

At end of period	$212,374,025	$182,227,512

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(867,673)	$1,122

See Notes to Financial Statements.
8

Eaton Vance
Small-Cap Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009		2008		2007		2006

Net asset value — Beginning of period	$14.390		$11.520		$8.260		$14.230		$12.240		$10.620

Income (Loss) From Operations

Net investment loss(1)	$(0.067)		$(0.130)		$(0.085)		$(0.100)		$(0.158)		$(0.138)
Net realized and unrealized gain (loss)	0.907		3.000		3.345		(5.114)		2.627		1.758

Total income (loss) from operations	$0.840		$2.870		$3.260		$(5.214)		$2.469		$1.620

Less Distributions

From net realized gain	$—		$—		$—		$(0.756)		$(0.479)		$—

Total distributions	$—		$—		$—		$(0.756)		$(0.479)		$—

Net asset value — End of period	$15.230		$14.390		$11.520		$8.260		$14.230		$12.240

Total Return(2)	5.84	%(3)	24.91%		39.47%		(38.36)%		20.09%		15.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$68,549		$64,271		$54,950		$38,811		$13,008		$7,636
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.46	%(6)	1.50	%(7)	1.50	%(7)	1.70	%(7)	1.85	%(7)	2.00	%(7)
Net investment loss	(0.90	)%(6)	(1.07)%		(0.91)%		(0.89)%		(1.13)%		(1.20)%
Portfolio Turnover of the Portfolio	50	%(3)	96%		91%		94%		75%		103%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05%, 0.30%, 0.30%, 0.37% and 0.69% of average daily net assets for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively). Absent this waiver and/or subsidy, total return would be lower.

See Notes to Financial Statements.
9

Eaton Vance
Small-Cap Fund

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009		2008		2007		2006

Net asset value — Beginning of period	$14.230		$11.480		$8.290		$14.380		$12.460		$10.890

Income (Loss) From Operations

Net investment loss(1)	$(0.121)		$(0.221)		$(0.156)		$(0.209)		$(0.266)		$(0.230)
Net realized and unrealized gain (loss)	0.891		2.971		3.346		(5.125)		2.665		1.800

Total income (loss) from operations	$0.770		$2.750		$3.190		$(5.334)		$2.399		$1.570

Less Distributions

From net realized gain	$—		$—		$—		$(0.756)		$(0.479)		$—

Total distributions	$—		$—		$—		$(0.756)		$(0.479)		$—

Net asset value — End of period	$15.000		$14.230		$11.480		$8.290		$14.380		$12.460

Total Return(2)	5.41	%(3)	23.95%		38.48%		(38.81)%		19.18%		14.42%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,460		$5,104		$3,674		$2,624		$3,135		$2,465
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.21	%(6)	2.25	%(7)	2.25	%(7)	2.45	%(7)	2.60	%(7)	2.75	%(7)
Net investment loss	(1.64	)%(6)	(1.82)%		(1.66)%		(1.75)%		(1.89)%		(1.96)%
Portfolio Turnover of the Portfolio	50	%(3)	96%		91%		94%		75%		103%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05%, 0.30%, 0.30%, 0.37% and 0.69% of average daily net assets for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively). Absent this waiver and/or subsidy, total return would be lower.

See Notes to Financial Statements.
10

Eaton Vance
Small-Cap Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009		2008		2007		2006

Net asset value — Beginning of period	$13.800		$11.140		$8.040		$13.980		$12.120		$10.600

Income (Loss) From Operations

Net investment loss(1)	$(0.118)		$(0.213)		$(0.153)		$(0.180)		$(0.258)		$(0.223)
Net realized and unrealized gain (loss)	0.868		2.873		3.253		(5.004)		2.597		1.743

Total income (loss) from operations	$0.750		$2.660		$3.100		$(5.184)		$2.339		$1.520

Less Distributions

From net realized gain	$—		$—		$—		$(0.756)		$(0.479)		$—

Total distributions	$—		$—		$—		$(0.756)		$(0.479)		$—

Net asset value — End of period	$14.550		$13.800		$11.140		$8.040		$13.980		$12.120

Total Return(2)	5.44	%(3)	23.88%		38.39%		(38.78)%		19.22%		14.34%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,871		$17,986		$15,030		$7,790		$3,392		$2,116
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	2.21	%(6)	2.25	%(7)	2.25	%(7)	2.45	%(7)	2.60	%(7)	2.75	%(7)
Net investment loss	(1.64	)%(6)	(1.81)%		(1.67)%		(1.66)%		(1.89)%		(1.95)%
Portfolio Turnover of the Portfolio	50	%(3)	96%		91%		94%		75%		103%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(6)	Annualized.
(7)	The investment adviser of the Portfolio voluntarily waived a portion of its investment adviser fee and/or the administrator subsidized certain operating expenses (equal to 0.05%, 0.30%, 0.30%, 0.37% and 0.69% of average daily net assets for the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively). Absent this waiver and/or subsidy, total return would be lower.

See Notes to Financial Statements.
11

Eaton Vance
Small-Cap Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended		Year Ended December 31,
	June 30, 2011						Period Ended
	(Unaudited)		2010		2009		December 31, 2008(1)

Net asset value — Beginning of period	$14.880		$11.890		$8.500		$14.120

Income (Loss) From Operations

Net investment income (loss)(2)	$(0.050)		$(0.101)		$(0.077)		$0.010
Net realized and unrealized gain (loss)	0.940		3.091		3.467		(5.630)

Total income (loss) from operations	$0.890		$2.990		$3.390		$(5.620)

Net asset value — End of period	$15.770		$14.880		$11.890		$8.500

Total Return(3)	5.98	%(4)	25.15%		39.88%		(39.80	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$118,447		$94,817		$39,921		$2,051
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.21	%(7)	1.25	%(8)	1.25	%(8)	1.25	%(7)(8)
Net investment income (loss)	(0.64	)%(7)	(0.80)%		(0.73)%		0.34	%(7)
Portfolio Turnover of the Portfolio	50	%(4)	96%		91%		94	%(9)

(1)	For the period from the commencement of operations, September 2, 2008, to December 31, 2008.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.05%, 0.30% and 0.50% of average daily net assets for the years ended December 31, 2010 and 2009 and the period ended December 31, 2008, respectively). Absent this subsidy, total return would be lower.
(9)	For the Portfolio’s year ended December 31, 2008.

See Notes to Financial Statements.
12

Eaton Vance
Small-Cap Fund

June 30, 2011

Financial Highlights — continued

	Class R

	Six Months Ended
	June 30, 2011		Year Ended		Period Ended
	(Unaudited)		December 31, 2010		December 31, 2009(1)

Net asset value — Beginning of period	$14.330		$11.510		$9.820

Income (Loss) From Operations

Net investment loss(2)	$(0.086)		$(0.157)		$(0.061)
Net realized and unrealized gain	0.906		2.977		1.751

Total income from operations	$0.820		$2.820		$1.690

Net asset value — End of period	$15.150		$14.330		$11.510

Total Return(3)	5.72	%(4)	24.50%		17.21	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48		$50		$28
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.71	%(7)	1.75	%(8)	1.75	%(7)(8)
Net investment loss	(1.15	)%(7)	(1.28)%		(1.36	)%(7)
Portfolio Turnover of the Portfolio	50	%(4)	96%		91	%(9)

(1)	For the period from the commencement of operations, August 3, 2009, to December 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.
(8)	The administrator subsidized certain operating expenses (equal to 0.05% and 0.30% of average daily net assets for the year ended December 31, 2010 and the period ended December 31, 2009, respectively). Absent this subsidy, total return would be lower.
(9)	For the Portfolio’s year ended December 31, 2009.

See Notes to Financial Statements.
13

Eaton Vance
Small-Cap Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.4% at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $7,482,085 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2017. In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after December 31, 2010.

Additionally, at December 31, 2010, the Fund had a net capital loss of $174,445 attributable to security transactions incurred after October 31, 2010. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending December 31, 2011.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

14

Eaton Vance
Small-Cap Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2011, the administration fee amounted to $152,909. EVM has agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.50%, 2.25%, 2.25%, 1.25% and 1.75% annually of the Fund’s average daily net assets for Class A, Class B, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after April 30, 2012. Pursuant to this agreement, no operating expenses were allocated to EVM for the six months ended June 30, 2011. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $3,693 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,280 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $87,348 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $22,815 and $71,960 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $311,000 and $1,660,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $59 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or

15

Eaton Vance
Small-Cap Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $7,605, $23,987 and $59 for Class B, Class C and Class R shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $1,000, $5,000 and $2,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $27,740,454 and $8,062,911, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	951,633	1,493,633
Redemptions	(933,043)	(1,824,051)
Exchange from Class B shares	16,188	29,418

Net increase (decrease)	34,778	(301,000)

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	128,073	133,696
Redemptions	(39,803)	(65,260)
Exchange to Class A shares	(16,404)	(29,664)

Net increase	71,866	38,772

16

Eaton Vance
Small-Cap Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	221,016	400,882
Redemptions	(227,406)	(447,187)

Net decrease	(6,390)	(46,305)

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	1,679,434	4,238,207
Redemptions	(539,460)	(1,223,737)

Net increase	1,139,974	3,014,470

	Six Months Ended
	June 30, 2011	Year Ended
Class R	(Unaudited)	December 31, 2010

Sales	655	2,719
Redemptions	(962)	(1,676)

Net increase (decrease)	(307)	1,043

17

Small-Cap Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value

Aerospace & Defense — 1.9%

Aerovironment, Inc.(1)	115,440	$4,080,804

		$4,080,804

Auto Components — 2.3%

Dana Holding Corp.(1)	64,720	$1,184,376
Tenneco, Inc.(1)	85,040	3,747,713

		$4,932,089

Building Products — 3.1%

A.O. Smith Corp.	41,090	$1,738,107
Armstrong World Industries, Inc.	37,520	1,709,411
Trex Co., Inc.(1)	134,970	3,304,066

		$6,751,584

Capital Markets — 3.8%

Lazard, Ltd., Class A	90,270	$3,349,017
MF Global Holdings, Ltd.(1)	445,920	3,451,421
Stifel Financial Corp.(1)	44,420	1,592,901

		$8,393,339

Chemicals — 3.4%

Kraton Performance Polymers, Inc.(1)	105,190	$4,120,292
LSB Industries, Inc.(1)	75,720	3,249,903

		$7,370,195

Commercial Banks — 4.2%

PrivateBancorp, Inc.	113,540	$1,566,852
SVB Financial Group(1)	59,200	3,534,832
Texas Capital Bancshares, Inc.(1)	70,410	1,818,690
Webster Financial Corp.	112,210	2,358,654

		$9,279,028

Commercial Services & Supplies — 1.9%

Team, Inc.(1)	169,251	$4,084,027

		$4,084,027

Communications Equipment — 3.3%

Brocade Communications Systems, Inc.(1)	620,390	$4,007,719
Sycamore Networks, Inc.	146,590	3,260,162

		$7,267,881

Computers & Peripherals — 1.9%

Quantum Corp.(1)	1,264,110	$4,171,563

		$4,171,563

Construction & Engineering — 1.6%

MYR Group, Inc./Delaware(1)	146,820	$3,435,588

		$3,435,588

Distributors — 1.8%

LKQ Corp.(1)	155,400	$4,054,386

		$4,054,386

Electronic Equipment, Instruments & Components — 3.2%

Elster Group SE ADR(1)	116,990	$1,916,296
Itron, Inc.(1)	33,270	1,602,283
National Instruments Corp.	118,545	3,519,601

		$7,038,180

Energy Equipment & Services — 1.5%

Tidewater, Inc.	59,230	$3,187,166

		$3,187,166

Food Products — 2.8%

Corn Products International, Inc.	70,180	$3,879,550
Mead Johnson Nutrition Co., Class A	34,254	2,313,858

		$6,193,408

Gas Utilities — 1.6%

New Jersey Resources Corp.	76,240	$3,401,066

		$3,401,066

Health Care Equipment & Supplies — 4.9%

Analogic Corp.	64,070	$3,369,441
Orthofix International NV(1)	89,370	3,795,544
West Pharmaceutical Services, Inc.	80,165	3,508,021

		$10,673,006

Health Care Providers & Services — 5.4%

Catalyst Health Solutions, Inc.(1)	63,947	$3,569,522
MEDNAX, Inc.(1)	54,050	3,901,869
Owens & Minor, Inc.	64,020	2,208,050
Team Health Holdings, Inc.(1)	94,730	2,132,372

		$11,811,813

See Notes to Financial Statements.
18

Small-Cap Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hotels, Restaurants & Leisure — 3.1%

Six Flags Entertainment Corp.	105,380	$3,946,481
WMS Industries, Inc.(1)	94,570	2,905,190

		$6,851,671

Household Durables — 2.2%

Tempur-Pedic International, Inc.(1)	70,940	$4,811,151

		$4,811,151

Household Products — 1.7%

Church & Dwight Co., Inc.	91,690	$3,717,113

		$3,717,113

Insurance — 2.4%

Allied World Assurance Co. Holdings, Ltd.	56,590	$3,258,452
Hanover Insurance Group, Inc. (The)	51,060	1,925,473

		$5,183,925

Life Sciences Tools & Services — 1.7%

Bruker Corp.(1)	182,690	$3,719,568

		$3,719,568

Machinery — 6.5%

Astec Industries, Inc.(1)	97,114	$3,591,276
RBC Bearings, Inc.(1)	98,720	3,727,667
Tennant Co.	89,400	3,569,742
Valmont Industries, Inc.	34,870	3,361,119

		$14,249,804

Marine — 0.8%

Kirby Corp.(1)	32,050	$1,816,274

		$1,816,274

Media — 3.4%

IMAX Corp.(1)	111,190	$3,605,892
John Wiley & Sons, Inc., Class A	71,800	3,734,318

		$7,340,210

Metals & Mining — 1.5%

Compass Minerals International, Inc.	39,090	$3,364,476

		$3,364,476

Multiline Retail — 3.1%

Big Lots, Inc.(1)	95,920	$3,179,748
Fred’s, Inc.	254,220	3,668,395

		$6,848,143

Oil, Gas & Consumable Fuels — 7.6%

Brigham Exploration Co.(1)	123,260	$3,689,172
Cabot Oil & Gas Corp.	84,660	5,613,804
James River Coal Co.(1)	166,690	3,470,486
Rosetta Resources, Inc.(1)	37,630	1,939,450
SM Energy Co.	26,700	1,961,916

		$16,674,828

Professional Services — 1.3%

Kelly Services, Inc., Class A(1)	166,692	$2,750,418

		$2,750,418

Real Estate Investment Trusts (REITs) — 3.1%

American Campus Communities, Inc.	100,880	$3,583,258
PS Business Parks, Inc.	59,729	3,291,068

		$6,874,326

Real Estate Management & Development — 1.6%

Forestar Real Estate Group, Inc.(1)	207,319	$3,406,251

		$3,406,251

Semiconductors & Semiconductor Equipment — 4.7%

Cirrus Logic, Inc.(1)	204,150	$3,245,985
Cypress Semiconductor Corp.(1)	158,850	3,358,089
Veeco Instruments, Inc.(1)	76,870	3,721,277

		$10,325,351

Software — 3.2%

Mentor Graphics Corp.(1)	258,880	$3,316,253
Parametric Technology Corp.(1)	158,790	3,641,054

		$6,957,307

Thrifts & Mortgage Finance — 1.0%

BankUnited, Inc.	85,970	$2,281,644

		$2,281,644

Total Common Stocks
(identified cost $176,431,846)		$213,297,583

See Notes to Financial Statements.
19

Small-Cap Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.2%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$4,808	$4,808,165

Total Short-Term Investments
(identified cost $4,808,165)		$4,808,165

Total Investments — 99.7%
(identified cost $181,240,011)		$218,105,748

Other Assets, Less Liabilities — 0.3%		$645,171

Net Assets — 100.0%		$218,750,919

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

See Notes to Financial Statements.
20

Small-Cap Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value (identified cost, $176,431,846)	$213,297,583
Affiliated investment, at value (identified cost, $4,808,165)	4,808,165
Dividends receivable	94,551
Interest receivable from affiliated investment	405
Receivable for investments sold	727,900

Total assets	$218,928,604

Liabilities

Payable to affiliates:
Investment adviser fee	$133,412
Trustees’ fees	1,720
Accrued expenses	42,553

Total liabilities	$177,685

Net Assets applicable to investors’ interest in Portfolio	$218,750,919

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$181,885,182
Net unrealized appreciation	36,865,737

Total	$218,750,919

See Notes to Financial Statements.
21

Small-Cap Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $2,438)	$609,091
Interest allocated from affiliated investment	8,461
Expenses allocated from affiliated investment	(584)

Total investment income	$616,968

Expenses

Investment adviser fee	$817,820
Trustees’ fees and expenses	3,722
Custodian fee	52,414
Legal and accounting services	21,017
Miscellaneous	2,851

Total expenses	$897,824

Deduct —
Reduction of custodian fee	$19

Total expense reductions	$19

Net expenses	$897,805

Net investment loss	$(280,837)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$20,803,804
Investment transactions allocated from affiliated investment	240
Foreign currency transactions	405

Net realized gain	$20,804,449

Change in unrealized appreciation (depreciation) —
Investments	$(8,430,518)
Foreign currency	(1,040)

Net change in unrealized appreciation (depreciation)	$(8,431,558)

Net realized and unrealized gain	$12,372,891

Net increase in net assets from operations	$12,092,054

See Notes to Financial Statements.
22

Small-Cap Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment loss	$(280,837)	$(672,040)
Net realized gain from investment and foreign currency transactions and capital gain distributions received	20,804,449	12,723,027
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(8,431,558)	27,253,507

Net increase in net assets from operations	$12,092,054	$39,304,494

Capital transactions —
Contributions	$28,745,686	$77,388,719
Withdrawals	(17,168,844)	(23,507,496)

Net increase in net assets from capital transactions	$11,576,842	$53,881,223

Net increase in net assets	$23,668,896	$93,185,717

Net Assets

At beginning of period	$195,082,023	$101,896,306

At end of period	$218,750,919	$195,082,023

See Notes to Financial Statements.
23

Small-Cap Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010	2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.83	%(2)	0.85%	0.88%	0.97%	0.97%	1.07	%(3)
Net investment loss	(0.26	)%(2)	(0.42)%	(0.29)%	(0.20)%	(0.26)%	(0.29)%
Portfolio Turnover	50	%(4)	96%	91%	94%	75%	103%

Total Return	6.17	%(4)	25.71%	40.31%	(37.89)%	21.13%	16.33%

Net assets, end of period (000’s omitted)	$218,751		$195,082	$101,896	$61,771	$38,657	$25,863

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser voluntarily waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2006).
(4)	Not annualized.

See Notes to Financial Statements.
24

Small-Cap Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital appreciation. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Small-Cap Fund and Eaton Vance Equity Asset Allocation Fund held an interest of 97.4% and 1.4%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

25

Small-Cap Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.75% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee amounted to $817,820.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $114,426,374 and $105,709,691, respectively, for the six months ended June 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$181,263,339

Gross unrealized appreciation	$41,007,498
Gross unrealized depreciation	(4,165,089)

Net unrealized appreciation	$36,842,409

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements.

26

Small-Cap Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$213,297,583	$—	$—	$213,297,583
Short-Term Investments	—	4,808,165	—	4,808,165

Total Investments	$213,297,583	$4,808,165	$—	$218,105,748

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

27

Eaton Vance
Small-Cap Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

28

Eaton Vance
Small-Cap Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Small-Cap Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

29

Eaton Vance
Small-Cap Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

30

Eaton Vance
Small-Cap Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Small-Cap Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Small-Cap Portfolio

Nancy B. Tooke President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Fund and Small-Cap Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

31

Eaton Vance
Small-Cap Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

32

Investment Adviser of Small-Cap Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Small-Cap Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

164-8/11	SCGSRC

Eaton Vance Small-Cap Value Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Small-Cap Value Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	20

Officers and Trustees	23

Important Notices	24

Eaton Vance
Small-Cap Value Fund
June 30, 2011

Performance[1]

Portfolio Managers Gregory R. Greene, CFA; J. Bradley Ohlmuller, CFA; Robert J. Milmore, CFA

	Class A	Class B	Class C	Class I
Symbol	EAVSX	EBVSX	ECVSX	EIVSX
Inception Date	6/28/02	7/9/02	7/3/02	10/1/09

% Average Annual Total Returns at net asset value (NAV)
Six Months	5.04	4.64	4.65	5.17
One Year	27.97	27.07	26.96	28.26
Five Years	4.05	3.26	3.26	N.A.
Since Inception	7.73	7.34	7.30	17.17

% SEC Average Annual Total Returns with maximum sales charge
Six Months	-1.03	-0.36	3.65	5.17
One Year	20.58	22.07	25.96	28.26
Five Years	2.82	2.94	3.26	N.A.
Since Inception	7.03	7.34	7.30	17.17

% Maximum Sales Charge	Class A	Class B	Class C	Class I

	5.75	5.00	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C	Class I

Gross	2.04	2.79	2.79	1.79
Net	1.45	2.20	2.20	1.20

Comparative Performance[3]	% Return

Russell 2000 Value Index
Six Months	3.77
One Year	31.35
Five Years	2.24
Since Inception (6/28/02)	7.41
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Small-Cap Value Fund
June 30, 2011
Fund Profile
Sector Allocation (% of net assets)4
Top 10 Holdings (% of net assets)4

JDA Software Group, Inc.	2.6
Cleco Corp.	2.5
AptarGroup, Inc.	2.4
Barnes Group, Inc.	2.3
Teleflex, Inc.	2.2
Westar Energy, Inc.	2.2
Portland General Electric Co.	2.2
Owens & Minor, Inc.	2.2
Tutor Perini Corp.	2.1
Senior Housing Properties Trust	2.0

Total % of net assets	22.7

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Small-Cap Value Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus, as supplemented 7/7/11. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/13. Without this expense reimbursement, performance would have been lower.

3.	Russell 2000 Value Index is an unmanaged index of U.S. small-cap value stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index.

4.	Excludes cash and cash equivalents.
        Fund profile subject to change due to active management.

4

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)		Ratio

Actual
Class A	$1,000.00	$1,050.40	$8.39	**	1.65%
Class B	$1,000.00	$1,046.40	$12.18	**	2.40%
Class C	$1,000.00	$1,046.50	$12.18	**	2.40%
Class I	$1,000.00	$1,051.70	$7.12	**	1.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.60	$8.25	**	1.65%
Class B	$1,000.00	$1,012.90	$11.98	**	2.40%
Class C	$1,000.00	$1,012.90	$11.98	**	2.40%
Class I	$1,000.00	$1,017.90	$7.00	**	1.40%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 93.1%

Security	Shares	Value

Aerospace & Defense — 3.2%

AAR Corp.	29,500	$799,155
GeoEye, Inc.(1)	13,600	508,640

		$1,307,795

Building Products — 1.4%

A.O. Smith Corp.	13,700	$579,510

		$579,510

Chemicals — 3.5%

Calgon Carbon Corp.(1)	36,200	$615,400
RPM International, Inc.	34,600	796,492

		$1,411,892

Commercial Banks — 6.9%

First Midwest Bancorp, Inc.	31,300	$384,677
MB Financial, Inc.	22,000	423,280
National Penn Bancshares, Inc.	59,200	469,456
Prosperity Bancshares, Inc.	17,800	779,996
Trustmark Corp.	32,000	749,120

		$2,806,529

Commercial Services & Supplies — 1.9%

Brink’s Co. (The)	25,800	$769,614

		$769,614

Communications Equipment — 1.8%

NETGEAR, Inc.(1)	16,700	$730,124

		$730,124

Construction & Engineering — 4.3%

Chicago Bridge & Iron Co. NV - NY Shares	8,300	$322,870
Emcor Group, Inc.(1)	19,800	580,338
Tutor Perini Corp.	44,100	845,838

		$1,749,046

Containers & Packaging — 2.4%

AptarGroup, Inc.	18,300	$957,822

		$957,822

Electric Utilities — 6.9%

Cleco Corp.	29,500	$1,028,075
Portland General Electric Co.	34,900	882,272
Westar Energy, Inc.	33,000	888,030

		$2,798,377

Electrical Equipment — 1.5%

General Cable Corp.(1)	13,900	$591,862

		$591,862

Energy Equipment & Services — 2.8%

Bristow Group, Inc.	9,900	$505,098
Oil States International, Inc.(1)	7,900	631,289

		$1,136,387

Food & Staples Retailing — 1.4%

BJ’s Wholesale Club, Inc.(1)	11,600	$584,060

		$584,060

Food Products — 3.0%

J & J Snack Foods Corp.	16,300	$812,555
Lancaster Colony Corp.	6,800	413,576

		$1,226,131

Health Care Equipment & Supplies — 4.0%

Teleflex, Inc.	15,000	$915,900
West Pharmaceutical Services, Inc.	16,600	726,416

		$1,642,316

Health Care Providers & Services — 3.8%

Magellan Health Services, Inc.(1)	12,100	$662,354
Owens & Minor, Inc.	25,400	876,046

		$1,538,400

Insurance — 5.9%

Argo Group International Holding, Ltd.	23,800	$707,336
Aspen Insurance Holdings, Ltd.	22,800	586,644
Protective Life Corp.	23,900	552,807
Tower Group, Inc.	22,500	535,950

		$2,382,737

See Notes to Financial Statements.
6

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 1.2%

MAXIMUS, Inc.	5,700	$471,561

		$471,561

Machinery — 4.8%

Barnes Group, Inc.	37,900	$940,299
Crane Co.	10,400	513,864
Wabtec Corp.	7,600	499,472

		$1,953,635

Oil, Gas & Consumable Fuels — 2.7%

Gulfport Energy Corp.(1)	14,400	$427,536
Stone Energy Corp.(1)	12,800	388,992
VAALCO Energy, Inc.(1)	44,800	269,696

		$1,086,224

Professional Services — 1.8%

Towers Watson & Co., Class A	11,400	$749,094

		$749,094

Real Estate Investment Trusts (REITs) — 7.2%

Corporate Office Properties Trust	12,600	$391,986
LaSalle Hotel Properties	28,500	750,690
Pebblebrook Hotel Trust	20,200	407,838
Senior Housing Properties Trust	35,300	826,373
Tanger Factory Outlet Centers	21,500	575,555

		$2,952,442

Road & Rail — 4.1%

Arkansas Best Corp.	24,600	$583,758
Genesee & Wyoming, Inc., Class A(1)	8,300	486,712
Old Dominion Freight Line, Inc.(1)	16,600	619,180

		$1,689,650

Semiconductors & Semiconductor Equipment — 0.5%

AXT, Inc.(1)	25,300	$214,544

		$214,544

Software — 3.5%

JDA Software Group, Inc.(1)	34,500	$1,065,705
NetScout Systems, Inc.(1)	17,000	355,130

		$1,420,835

Specialty Retail — 5.0%

Aeropostale, Inc.(1)	11,000	$192,500
Buckle, Inc. (The)	7,000	298,900
Children’s Place Retail Stores, Inc. (The)(1)	13,600	605,064
Dick’s Sporting Goods, Inc.(1)	10,300	396,035
Finish Line, Inc., Class A (The)	26,000	556,400

		$2,048,899

Textiles, Apparel & Luxury Goods — 3.2%

Carter’s, Inc.(1)	21,300	$655,188
Hanesbrands, Inc.(1)	22,900	653,795

		$1,308,983

Thrifts & Mortgage Finance — 4.4%

Astoria Financial Corp.	46,300	$592,177
First Niagara Financial Group, Inc.	48,400	638,880
Washington Federal, Inc.	35,200	578,336

		$1,809,393

Total Common Stocks
(identified cost $30,631,918)		$37,917,862

Short-Term Investments — 7.0%

	Principal Amount
Description	(000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/11	$2,841	$2,840,680

Total Short-Term Investments
(identified cost $2,840,680)		$2,840,680

Total Investments — 100.1%
(identified cost $33,472,598)		$40,758,542

Other Assets, Less Liabilities — (0.1)%		$(24,156)

Net Assets — 100.0%		$40,734,386

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

See Notes to Financial Statements.
7

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investments, at value (identified cost, $33,472,598)	$40,758,542
Dividends receivable	36,764
Receivable for Fund shares sold	69,098
Receivable from affiliates	15,640

Total assets	$40,880,044

Liabilities

Payable for Fund shares redeemed	$73,694
Payable to affiliates:
Investment adviser fee	32,739
Administration fee	4,911
Distribution and service fees	15,740
Trustees’ fees	433
Accrued expenses	18,141

Total liabilities	$145,658

Net Assets	$40,734,386

Sources of Net Assets

Paid-in capital	$32,196,077
Accumulated net realized gain	1,346,032
Accumulated net investment loss	(93,667)
Net unrealized appreciation	7,285,944

Net Assets	$40,734,386

Class A Shares

Net Assets	$26,446,509
Shares Outstanding	1,736,427
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.23
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.16

Class B Shares

Net Assets	$2,900,080
Shares Outstanding	197,433
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.69

Class C Shares

Net Assets	$10,105,704
Shares Outstanding	690,108
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.64

Class I Shares

Net Assets	$1,282,093
Shares Outstanding	83,849
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.29

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
8

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $197)	$278,871
Interest	147

Total investment income	$279,018

Expenses

Investment adviser fee	$197,792
Administration fee	29,669
Distribution and service fees
Class A	32,623
Class B	14,501
Class C	48,599
Trustees’ fees and expenses	896
Custodian fee	23,205
Transfer and dividend disbursing agent fees	37,002
Legal and accounting services	14,762
Printing and postage	11,008
Registration fees	23,552
Miscellaneous	6,532

Total expenses	$440,141

Deduct —
Allocation of expenses to affiliates	$67,069

Total expense reductions	$67,069

Net expenses	$373,072

Net investment loss	$(94,054)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,372,928

Net realized gain	$1,372,928

Change in unrealized appreciation (depreciation) —
Investments	$594,082

Net change in unrealized appreciation (depreciation)	$594,082

Net realized and unrealized gain	$1,967,010

Net increase in net assets from operations	$1,872,956

See Notes to Financial Statements.
9

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment loss	$(94,054)	$(73,501)
Net realized gain from investment transactions and capital gain distributions received	1,372,928	3,716,344
Net change in unrealized appreciation (depreciation) from investments	594,082	1,593,236

Net increase in net assets from operations	$1,872,956	$5,236,079

Distributions to shareholders —
From net realized gain
Class A	$(19,486)	$—
Class B	(2,238)	—
Class C	(7,433)	—
Class I	(524)	—

Total distributions to shareholders	$(29,681)	$—

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,490,411	$9,462,201
Class B	724,130	677,036
Class C	1,449,363	3,001,506
Class I	1,002,894	489,462
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	17,809	—
Class B	1,808	—
Class C	6,305	—
Class I	368	—
Cost of shares redeemed
Class A	(3,881,625)	(6,483,730)
Class B	(279,433)	(453,409)
Class C	(1,005,323)	(3,088,248)
Class I	(214,951)	(168,034)
Net asset value of shares exchanged
Class A	333,296	194,814
Class B	(333,296)	(194,814)

Net increase in net assets from Fund share transactions	$1,311,756	$3,436,784

Net increase in net assets	$3,155,031	$8,672,863

Net Assets

At beginning of period	$37,579,355	$28,906,492

At end of period	$40,734,386	$37,579,355

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(93,667)	$387

See Notes to Financial Statements.
10

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$14.510		$12.320		$9.910	$13.500	$14.970	$14.850

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.018)		$0.003	(2)	$0.027	$0.018	$(0.033)	$(0.042)
Net realized and unrealized gain (loss)	0.749		2.187		2.383	(3.608)	0.430	2.110

Total income (loss) from operations	$0.731		$2.190		$2.410	$(3.590)	$0.397	$2.068

Less Distributions

From net realized gain	$(0.011)		$—		$—	$—	$(1.802)	$(1.948)
Tax return of capital	—		—		—	—	(0.065)	—

Total distributions	$(0.011)		$—		$—	$—	$(1.867)	$(1.948)

Net asset value — End of period	$15.230		$14.510		$12.320	$9.910	$13.500	$14.970

Total Return(3)	5.04	%(4)	17.78%		24.32%	(26.59)%	2.31%	13.92%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,447		$25,220		$18,471	$11,005	$11,131	$10,931
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.65	%(7)	1.65%		1.65%	1.65%	1.68%	1.75%
Net investment income (loss)	(0.24)	%(7)	0.03	%(2)	0.26%	0.15%	(0.21)%	(0.27)%
Portfolio Turnover	12	%(4)	42%		48%	76%	49%	51%

(1)	Computed using average shares outstanding.
(2)	Net investment income per share reflects special dividends which amounted to $0.026 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.17)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator subsidized certain operating expenses (equal to 0.34%, 0.39%, 0.74%, 0.62%, 0.41% and 0.31% of average daily net assets for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
11

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$14.050		$12.020		$9.740	$13.370	$14.960	$14.950

Income (Loss) From Operations

Net investment loss(1)	$(0.071)		$(0.094	)(2)	$(0.046)	$(0.080)	$(0.152)	$(0.162)
Net realized and unrealized gain (loss)	0.722		2.124		2.326	(3.550)	0.429	2.120

Total income (loss) from operations	$0.651		$2.030		$2.280	$(3.630)	$0.277	$1.958

Less Distributions

From net realized gain	$(0.011)		$—		$—	$—	$(1.802)	$(1.948)
Tax return of capital	—		—		—	—	(0.065)	—

Total distributions	$(0.011)		$—		$—	$—	$(1.867)	$(1.948)

Net asset value — End of period	$14.690		$14.050		$12.020	$9.740	$13.370	$14.960

Total Return(3)	4.64	%(4)	16.89%		23.41%	(27.15)%	1.50%	13.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,900		$2,666		$2,277	$2,122	$4,037	$4,915
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.40	%(7)	2.40%		2.40%	2.40%	2.43%	2.50%
Net investment loss	(0.99	)%(7)	(0.74	)%(2)	(0.46)%	(0.66)%	(0.98)%	(1.02)%
Portfolio Turnover	12	%(4)	42%		48%	76%	49%	51%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends which amounted to $0.023 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.93)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator subsidized certain operating expenses (equal to 0.34%, 0.39%, 0.74%, 0.62%, 0.41% and 0.31% of average daily net assets for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
12

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$14.000		$11.980		$9.720	$13.330	$14.910	$14.910

Income (Loss) From Operations

Net investment loss(1)	$(0.071)		$(0.093	)(2)	$(0.049)	$(0.075)	$(0.151)	$(0.161)
Net realized and unrealized gain (loss)	0.722		2.113		2.309	(3.535)	0.438	2.109

Total income (loss) from operations	$0.651		$2.020		$2.260	$(3.610)	$0.287	$1.948

Less Distributions

From net realized gain	$(0.011)		$—		$—	$—	$(1.802)	$(1.948)
Tax return of capital	—		—		—	—	(0.065)	—

Total distributions	$(0.011)		$—		$—	$—	$(1.867)	$(1.948)

Net asset value — End of period	$14.640		$14.000		$11.980	$9.720	$13.330	$14.910

Total Return(3)	4.65	%(4)	16.86%		23.38%	(27.16)%	1.57%	13.06%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,106		$9,225		$8,056	$4,936	$5,690	$5,986
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.40	%(7)	2.40%		2.40%	2.40%	2.43%	2.50%
Net investment loss	(0.99	)%(7)	(0.74	)%(2)	(0.49)%	(0.63)%	(0.97)%	(1.01)%
Portfolio Turnover	12	%(4)	42%		48%	76%	49%	51%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects special dividends which amounted to $0.023 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.93)%.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The administrator subsidized certain operating expenses (equal to 0.34%, 0.39%, 0.74%, 0.62%, 0.41% and 0.31% of average daily net assets for the six months ended June 30, 2011 and the years ended December 31, 2010, 2009, 2008, 2007 and 2006, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
13

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	June 30, 2011		Year Ended		Period Ended
	(Unaudited)		December 31, 2010		December 31, 2009(1)

Net asset value — Beginning of period	$14.550		$12.330		$11.600

Income (Loss) From Operations

Net investment income(2)	$0.002		$0.044	(3)	$0.008
Net realized and unrealized gain	0.749		2.176		0.722

Total income from operations	$0.751		$2.220		$0.730

Less Distributions

From net realized gain	$(0.011)		$—		$—

Total distributions	$(0.011)		$—		$—

Net asset value — End of period	$15.290		$14.550		$12.330

Total Return(4)	5.17	%(5)	18.00%		6.29	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,282		$468		$103
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.40	%(8)	1.40%		1.40	%(8)
Net investment income	0.03	%(8)	0.34	%(3)	0.28	%(8)
Portfolio Turnover	12	%(5)	42%		48	%(9)

(1)	For the period from the start of business, October 1, 2009, to December 31, 2009.
(2)	Computed using average shares outstanding.
(3)	Net investment income per share reflects special dividends which amounted to $0.033 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.09%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Not annualized.
(6)	The administrator subsidized certain operating expenses (equal to 0.34%, 0.39% and 0.74% of average daily net assets for the six months ended June 30, 2011, the year ended December 31, 2010 and the period ended December 31, 2009, respectively). A portion of the subsidy was borne by the sub-adviser. Absent this subsidy, total return would be lower.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	For the year ended December 31, 2009.

See Notes to Financial Statements.
14

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by

15

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended June 30, 2011, the investment adviser fee amounted to $197,792 or 1.00% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Fund to Fox Asset Management LLC (Fox), an affiliate of EVM. BMR pays Fox a portion of its investment advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended June 30, 2011, the administration fee amounted to $29,669. During the six months ended June 30, 2011, EVM and Fox had agreed to reimburse the Fund’s operating expenses to the extent that they exceeded 1.65%, 2.40%, 2.40% and 1.40% annually of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. Pursuant to this agreement, EVM and Fox were allocated $23,328 and $43,741, respectively, of the Fund’s operating expenses for the six months ended June 30, 2011. Effective July 7, 2011, EVM and Fox have agreed to reimburse the Fund’s operating expenses to the extent that they exceed 1.45%, 2.20%, 2.20% and 1.20% annually of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after April 30, 2013. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $1,914 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,230 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $32,623 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $10,876 and

16

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

$36,449 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $48,000 and $832,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $3,625 and $12,150 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $3,000 and $500 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,585,534 and $4,654,586, respectively, for the six months ended June 30, 2011.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	233,411	725,003
Issued to shareholders electing to receive payments of distributions in Fund shares	1,216	—
Redemptions	(258,715)	(500,507)
Exchange from Class B shares	22,266	14,977

Net increase (decrease)	(1,822)	239,473

17

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	49,999	52,027
Issued to shareholders electing to receive payments of distributions in Fund shares	128	—
Redemptions	(19,476)	(36,206)
Exchange to Class A shares	(23,057)	(15,419)

Net increase	7,594	402

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	100,527	234,599
Issued to shareholders electing to receive payments of distributions in Fund shares	447	—
Redemptions	(69,682)	(248,025)

Net increase (decrease)	31,292	(13,426)

	Six Months Ended
	June 30, 2011	Year Ended
Class I	(Unaudited)	December 31, 2010

Sales	65,950	37,362
Issued to shareholders electing to receive payments of distributions in Fund shares	25	—
Redemptions	(14,298)	(13,514)

Net increase	51,677	23,848

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,498,941

Gross unrealized appreciation	$7,701,880
Gross unrealized depreciation	(442,279)

Net unrealized appreciation	$7,259,601

9 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

18

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$37,917,862	$—	$—	$37,917,862
Short-Term Investments	—	2,840,680	—	2,840,680

Total Investments	$37,917,862	$2,840,680	$—	$40,758,542

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

19

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

20

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Small-Cap Value Fund (the “Fund”) with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Fox Asset Management LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement the and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement the and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research and similar services to the Fund. The Board noted the Adviser’s in-house equity research capabilities. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

21

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services. The Board considered the fact that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

22

Eaton Vance
Small-Cap Value Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Small-Cap Value Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Small-Cap Value Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

23

Eaton Vance
Small-Cap Value Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Sub-Adviser
Fox Asset Management LLC
331 Newman Springs Road
Red Bank, NJ 07701

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1303-8/11	SCVSRC

Eaton Vance Special Equities Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Special Equities Fund

Performance	2
Fund Profile	3
Endnotes and Additional Disclosures	4
Fund Expenses	5
Financial Statements	6
Board of Trustees’ Contract Approval	25
Officers and Trustees	28
Important Notices	29

Eaton Vance
Special Equities Fund
June 30, 2011
Portfolio Manager Nancy B. Tooke, CFA
Performance1

	Class A	Class B	Class C
Symbol	EVSEX	EMSEX	ECSEX
Inception Date	4/22/68	8/22/94	11/17/94

% Average Annual Total Returns at net asset value (NAV)

Six Months	7.15	6.65	6.72
One Year	35.13	34.02	34.02
Five Years	6.90	6.10	6.10
Ten Years	2.51	1.75	1.75

% SEC Average Annual Total Returns with maximum sales charge

Six Months	1.01	1.65	5.72
One Year	27.37	29.02	33.02
Five Years	5.64	5.78	6.10
Ten Years	1.91	1.75	1.75

% Maximum Sales Charge	Class A	Class B	Class C

	5.75	5.00	1.00

% Total Annual Operating Expense Ratios[2]	Class A	Class B	Class C

	1.39	2.14	2.14

Comparative Performance[3]	% Return

Russell 2500 Index

Six Months	8.06
One Year	39.28
Five Years	5.20
Ten Years	7.40

Lipper Mid-Cap Core Funds Average*

Six Months	7.32
One Year	35.73
Five Years	4.83
Ten Years	6.01
*Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Special Equities Fund
June 30, 2011
Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Cabot Oil & Gas Corp.	2.5
Teradata Corp.	2.3
Tempur-Pedic International, Inc.	2.2
Perrigo Co.	2.1
Cypress Semiconductor Corp.	2.1
Bruker Corp.	2.0
Corn Products International, Inc.	1.9
Church & Dwight Co., Inc.	1.9
Aerovironment, Inc.	1.8
National Instruments Corp.	1.8

Total % of net assets	20.6

See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Special Equities Fund
June 30, 2011
Endnotes and Additional Disclosures

1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus.

3.	Russell 2500 Index is an unmanaged index of approximately 2,500 small- and mid-cap U.S. stocks. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

4.	Fund primarily invests in an affiliated investment company (“Portfolio”) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

5.	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance
Special Equities Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid	Annualized
	Account Value	Account Value	During Period*	Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)	Ratio

Actual
Class A	$1,000.00	$1,071.50	$6.83	1.33%
Class B	$1,000.00	$1,066.50	$10.66	2.08%
Class C	$1,000.00	$1,067.20	$10.66	2.08%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.66	1.33%
Class B	$1,000.00	$1,014.50	$10.39	2.08%
Class C	$1,000.00	$1,014.50	$10.39	2.08%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance
Special Equities Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Investment in Special Equities Portfolio, at value (identified cost, $54,398,494)	$70,817,124
Receivable for Fund shares sold	33,050

Total assets	$70,850,174

Liabilities

Payable for Fund shares redeemed	$77,944
Payable to affiliates:
Distribution and service fees	19,796
Trustees’ fees	125
Accrued expenses	24,555

Total liabilities	$122,420

Net Assets	$70,727,754

Sources of Net Assets

Paid-in capital	$76,132,353
Accumulated net realized loss from Portfolio	(21,597,854)
Accumulated net investment loss	(225,375)
Net unrealized appreciation from Portfolio	16,418,630

Total	$70,727,754

Class A Shares

Net Assets	$62,393,747
Shares Outstanding	3,653,611
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.08
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.12

Class B Shares

Net Assets	$1,957,215
Shares Outstanding	119,686
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.35

Class C Shares

Net Assets	$6,376,792
Shares Outstanding	389,964
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$16.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements
6

Eaton Vance
Special Equities Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends allocated from Portfolio (net of foreign taxes, $3,086)	$319,257
Interest allocated from Portfolio	2,488
Expenses allocated from Portfolio	(299,781)

Total investment income from Portfolio	$21,964

Expenses

Distribution and service fees
Class A	$85,698
Class B	9,385
Class C	35,570
Trustees’ fees and expenses	250
Custodian fee	13,431
Transfer and dividend disbursing agent fees	46,506
Legal and accounting services	17,882
Printing and postage	13,444
Registration fees	21,205
Miscellaneous	4,656

Total expenses	$248,027

Net investment loss	$(226,063)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —
Investment transactions	$7,938,574
Foreign currency transactions	(379)

Net realized gain	$7,938,195

Change in unrealized appreciation (depreciation) —
Investments	$(2,655,439)
Foreign currency	(8)

Net change in unrealized appreciation (depreciation)	$(2,655,447)

Net realized and unrealized gain	$5,282,748

Net increase in net assets from operations	$5,056,685

See notes to financial statements
7

Eaton Vance
Special Equities Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment loss	$(226,063)	$(121,604)
Net realized gain from investment and foreign currency transactions	7,938,195	7,383,909
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(2,655,447)	6,720,358

Net increase in net assets from operations	$5,056,685	$13,982,663

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,918,039	$12,286,761
Class B	639,091	723,117
Class C	1,320,536	1,441,538
Cost of shares redeemed
Class A	(15,418,462)	(17,635,031)
Class B	(242,206)	(513,347)
Class C	(2,708,713)	(2,421,979)
Net asset value of shares exchanged
Class A	131,254	279,192
Class B	(131,254)	(279,192)

Net decrease in net assets from Fund share transactions	$(9,491,715)	$(6,118,941)

Net increase (decrease) in net assets	$(4,435,030)	$7,863,722

Net Assets

At beginning of period	$75,162,784	$67,299,062

At end of period	$70,727,754	$75,162,784

Accumulated undistributed net investment income (loss) included in net assets

At end of period	$(225,375)	$688

See notes to financial statements
8

Eaton Vance
Special Equities Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$15.940		$12.860		$9.520	$16.420	$13.440	$11.490

Income (Loss) From Operations

Net investment loss(1)	$(0.041	)(2)	$(0.013	)(3)	$(0.091)	$(0.114)	$(0.126)	$(0.083)
Net realized and unrealized gain (loss)	1.181		3.093		3.431	(6.786)	3.106	2.033

Total income (loss) from operations	$1.140		$3.080		$3.340	$(6.900)	$2.980	$1.950

Net asset value — End of period	$17.080		$15.940		$12.860	$9.520	$16.420	$13.440

Total Return(4)	7.15	%(5)	23.95%		35.08%	(42.02)%	22.17%	16.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,394		$66,278		$58,962	$52,978	$54,931	$40,700
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.33	%(8)	1.39%		1.57%	1.43%	1.39%	1.42	%(9)
Net investment loss	(0.50	)%(2)(8)	(0.09	)%(3)	(0.87)%	(0.80)%	(0.82)%	(0.66)%
Portfolio Turnover of the Portfolio	48	%(5)	78%		77%	95%	72%	98%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.020 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.74)%.
(3)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.021 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.24)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2006).

See notes to financial statements
9

Eaton Vance
Special Equities Fund

June 30, 2011

Financial Highlights — continued

	Class B

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$15.330		$12.450		$9.280	$16.140	$13.310	$11.460

Income (Loss) From Operations

Net investment loss(1)	$(0.098	)(2)	$(0.120	)(3)	$(0.164)	$(0.224)	$(0.239)	$(0.177)
Net realized and unrealized gain (loss)	1.118		3.000		3.334	(6.636)	3.069	2.027

Total income (loss) from operations	$1.020		$2.880		$3.170	$(6.860)	$2.830	$1.850

Net asset value — End of period	$16.350		$15.330		$12.450	$9.280	$16.140	$13.310

Total Return(4)	6.65	%(5)	23.13%		34.16%	(42.50)%	21.26%	16.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,957		$1,584		$1,407	$1,452	$2,362	$2,130
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.08	%(8)	2.14%		2.32%	2.18%	2.14%	2.17	%(9)
Net investment loss	(1.22	)%(2)(8)	(0.90	)%(3)	(1.62)%	(1.59)%	(1.57)%	(1.43)%
Portfolio Turnover of the Portfolio	48	%(5)	78%		77%	95%	72%	98%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.020 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (1.48)%.
(3)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.020 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (1.05)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2006).

See notes to financial statements
10

Eaton Vance
Special Equities Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended		Year Ended December 31,
	June 30, 2011
	(Unaudited)		2010		2009	2008	2007	2006

Net asset value — Beginning of period	$15.320		$12.450		$9.290	$16.130	$13.310	$11.460

Income (Loss) From Operations

Net investment loss(1)	$(0.101	)(2)	$(0.111	)(3)	$(0.165)	$(0.205)	$(0.238)	$(0.176)
Net realized and unrealized gain (loss)	1.131		2.981		3.325	(6.635)	3.058	2.026

Total income (loss) from operations	$1.030		$2.870		$3.160	$(6.840)	$2.820	$1.850

Net asset value — End of period	$16.350		$15.320		$12.450	$9.290	$16.130	$13.310

Total Return(4)	6.72	%(5)	23.05%		34.02%	(42.41)%	21.19%	16.14%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,377		$7,300		$6,930	$5,961	$3,739	$2,115
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.08	%(8)	2.14%		2.32%	2.18%	2.14%	2.17	%(9)
Net investment loss	(1.26	)%(2)(8)	(0.84	)%(3)	(1.62)%	(1.52)%	(1.56)%	(1.42)%
Portfolio Turnover of the Portfolio	48	%(5)	78%		77%	95%	72%	98%

(1)	Computed using average shares outstanding.
(2)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.018 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (1.49)%.
(3)	Net investment loss per share reflects a special dividend allocated from the Portfolio which amounted to $0.020 per share. Excluding the special dividend, the ratio of net investment loss to average daily net assets would have been (0.99)%.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(8)	Annualized.
(9)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2006).

See notes to financial statements
11

Eaton Vance
Special Equities Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Special Equities Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. As of June 30, 2011, the Fund offered three classes of shares. Effective July 29, 2011, the Fund began offering Class I shares, which are sold at net asset value and are not subject to a sale charge. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Special Equities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (92.7% at June 30, 2011). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $29,437,961 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2016 ($7,702,298) and December 31, 2017 ($21,735,663). In addition, such capital loss carryforward cannot be utilized prior to utilization of new capital losses, if any, created after December 31, 2010.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

12

Eaton Vance
Special Equities Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $3,068 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,969 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund and the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended June 30, 2011 amounted to $85,698 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $7,039 and $26,678 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At June 30, 2011, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $393,000 and $2,181,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $2,346 and $8,892 for Class B and Class C shares, respectively.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C

13

Eaton Vance
Special Equities Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended June 30, 2011, the Fund was informed that EVD received approximately $2,500 of CDSCs paid by Class B shareholders and no CDSCs paid by Class A and Class C shareholders.

6 Investment Transactions

For the six months ended June 30, 2011, increases and decreases in the Fund’s investment in the Portfolio aggregated $4,455,829 and $14,098,371, respectively.

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Year Ended
Class A	(Unaudited)	December 31, 2010

Sales	411,896	848,530
Redemptions	(922,829)	(1,298,562)
Exchange from Class B shares	7,837	20,493

Net decrease	(503,096)	(429,539)

	Six Months Ended
	June 30, 2011	Year Ended
Class B	(Unaudited)	December 31, 2010

Sales	39,469	51,150
Redemptions	(14,991)	(39,537)
Exchange to Class A shares	(8,168)	(21,233)

Net increase (decrease)	16,310	(9,620)

	Six Months Ended
	June 30, 2011	Year Ended
Class C	(Unaudited)	December 31, 2010

Sales	82,126	104,024
Redemptions	(168,539)	(184,277)

Net decrease	(86,413)	(80,253)

14

Special Equities Portfolio

June 30, 2011

Portfolio of Investments (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value

Aerospace & Defense — 1.8%

Aerovironment, Inc.(1)	39,920	$1,411,172

		$1,411,172

Auto Components — 2.7%

Lear Corp.	12,880	$688,822
Tenneco, Inc.(1)	31,340	1,381,154

		$2,069,976

Building Products — 2.4%

A.O. Smith Corp.	15,850	$670,455
Armstrong World Industries, Inc.	25,580	1,165,425

		$1,835,880

Capital Markets — 4.2%

Affiliated Managers Group, Inc.(1)	12,950	$1,313,778
Lazard, Ltd., Class A	31,680	1,175,328
MF Global Holdings, Ltd.(1)	92,980	719,665

		$3,208,771

Chemicals — 5.0%

CF Industries Holdings, Inc.	9,260	$1,311,864
Ecolab, Inc.	24,550	1,384,129
FMC Corp.	12,850	1,105,357

		$3,801,350

Commercial Banks — 2.3%

CIT Group, Inc.(1)	12,910	$571,397
Huntington Bancshares, Inc.	180,240	1,182,374

		$1,753,771

Communications Equipment — 4.9%

Brocade Communications Systems, Inc.(1)	214,320	$1,384,507
Harris Corp.	27,200	1,225,632
Sycamore Networks, Inc.	51,190	1,138,466

		$3,748,605

Construction & Engineering — 1.7%

Quanta Services, Inc.(1)	65,680	$1,326,736

		$1,326,736

Electrical Equipment — 1.8%

AMETEK, Inc.	30,150	$1,353,735

		$1,353,735

Electronic Equipment, Instruments & Components — 6.6%

Elster Group SE ADR(1)	39,660	$649,631
FLIR Systems, Inc.	35,920	1,210,863
Itron, Inc.(1)	11,280	543,245
National Instruments Corp.	47,380	1,406,712
Trimble Navigation, Ltd.(1)	30,050	1,191,182

		$5,001,633

Energy Equipment & Services — 2.9%

Superior Energy Services, Inc.(1)	29,660	$1,101,572
Tidewater, Inc.	20,740	1,116,020

		$2,217,592

Food Products — 4.5%

Bunge, Ltd.	16,450	$1,134,227
Corn Products International, Inc.	26,100	1,442,808
Mead Johnson Nutrition Co., Class A	13,012	878,961

		$3,455,996

Gas Utilities — 1.6%

New Jersey Resources Corp.	28,040	$1,250,864

		$1,250,864

Health Care Providers & Services — 4.4%

Catalyst Health Solutions, Inc.(1)	22,674	$1,265,663
MEDNAX, Inc.(1)	18,580	1,341,290
Owens & Minor, Inc.	22,650	781,198

		$3,388,151

Health Care Technology — 1.6%

Allscripts Healthcare Solutions, Inc.(1)	63,380	$1,230,840

		$1,230,840

Hotels, Restaurants & Leisure — 3.2%

Six Flags Entertainment Corp.	35,840	$1,342,208
WMS Industries, Inc.(1)	36,180	1,111,450

		$2,453,658

See Notes to Financial Statements.
15

Special Equities Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Household Durables — 2.2%

Tempur-Pedic International, Inc.(1)	25,100	$1,702,282

		$1,702,282

Household Products — 1.9%

Church & Dwight Co., Inc.	35,188	$1,426,522

		$1,426,522

Insurance — 1.6%

Allied World Assurance Co. Holdings, Ltd.	21,160	$1,218,393

		$1,218,393

Internet Software & Services — 1.5%

VeriSign, Inc.	34,280	$1,147,009

		$1,147,009

IT Services — 2.3%

Teradata Corp.(1)	28,940	$1,742,188

		$1,742,188

Life Sciences Tools & Services — 2.0%

Bruker Corp.(1)	74,740	$1,521,706

		$1,521,706

Machinery — 1.6%

AGCO Corp.(1)	24,400	$1,204,384

		$1,204,384

Marine — 0.9%

Kirby Corp.(1)	12,120	$686,840

		$686,840

Media — 2.8%

IMAX Corp.(1)	23,020	$746,539
John Wiley & Sons, Inc., Class A	26,240	1,364,742

		$2,111,281

Metals & Mining — 3.3%

Allegheny Technologies, Inc.	19,600	$1,244,012
IAMGOLD Corp.	65,930	1,236,847

		$2,480,859

Multiline Retail — 1.6%

Big Lots, Inc.(1)	36,300	$1,203,345

		$1,203,345

Oil, Gas & Consumable Fuels — 6.0%

Brigham Exploration Co.(1)	44,760	$1,339,667
Cabot Oil & Gas Corp.	29,030	1,924,979
Rosetta Resources, Inc.(1)	12,850	662,289
SM Energy Co.	9,190	675,281

		$4,602,216

Pharmaceuticals — 3.8%

Perrigo Co.	18,360	$1,613,293
Warner Chilcott PLC, Class A	54,370	1,311,948

		$2,925,241

Professional Services — 1.7%

Nielsen Holdings NV(1)	42,640	$1,328,662

		$1,328,662

Real Estate Investment Trusts (REITs) — 1.7%

Essex Property Trust, Inc.	9,470	$1,281,196

		$1,281,196

Semiconductors & Semiconductor Equipment — 5.0%

Cypress Semiconductor Corp.(1)	74,950	$1,584,443
NXP Semiconductors NV(1)	39,030	1,043,272
Veeco Instruments, Inc.(1)	25,140	1,217,027

		$3,844,742

Software — 3.1%

Parametric Technology Corp.(1)	52,450	$1,202,679
Synopsys, Inc.(1)	44,000	1,131,240

		$2,333,919

Specialty Retail — 1.6%

Advance Auto Parts, Inc.	20,790	$1,216,007

		$1,216,007

See Notes to Financial Statements.
16

Special Equities Portfolio

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 1.0%

BankUnited, Inc.	29,140	$773,376

		$773,376

Total Common Stocks
(identified cost $57,863,738)		$74,258,898

Short-Term Investments — 1.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$1,455	$1,455,407

Total Short-Term Investments
(identified cost $1,455,407)		$1,455,407

Total Investments — 99.1%
(identified cost $59,319,145)		$75,714,305

Other Assets, Less Liabilities — 0.9%		$679,425

Net Assets — 100.0%		$76,393,730

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	- American Depositary Receipt

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

See Notes to Financial Statements.
17

Special Equities Portfolio

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value (identified cost, $57,863,738)	$74,258,898
Affiliated investment, at value (identified cost, $1,455,407)	1,455,407
Dividends receivable	58,452
Interest receivable from affiliated investment	299
Receivable for investments sold	694,449

Total assets	$76,467,505

Liabilities

Payable to affiliates:
Investment adviser fee	$40,167
Trustees’ fees	740
Accrued expenses	32,868

Total liabilities	$73,775

Net Assets applicable to investors’ interest in Portfolio	$76,393,730

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$59,998,570
Net unrealized appreciation	16,395,160

Total	$76,393,730

See Notes to Financial Statements.
18

Special Equities Portfolio

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Dividends (net of foreign taxes, $3,158)	$323,908
Interest allocated from affiliated investment	2,516
Expenses allocated from affiliated investment	(185)

Total investment income	$326,239

Expenses

Investment adviser fee	$247,505
Trustees’ fees and expenses	1,563
Custodian fee	30,795
Legal and accounting services	22,184
Miscellaneous	1,632

Total expenses	$303,679

Deduct —
Reduction of custodian fee	$8

Total expense reductions	$8

Net expenses	$303,671

Net investment income	$22,568

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$7,918,675
Investment transactions allocated from affiliated investment	57
Foreign currency transactions	(379)

Net realized gain	$7,918,353

Change in unrealized appreciation (depreciation) —
Investments	$(2,678,917)
Foreign currency	(8)

Net change in unrealized appreciation (depreciation)	$(2,678,925)

Net realized and unrealized gain	$5,239,428

Net increase in net assets from operations	$5,261,996

See Notes to Financial Statements.
19

Special Equities Portfolio

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010

From operations —
Net investment income	$22,568	$336,323
Net realized gain from investment and foreign currency transactions	7,918,353	7,383,912
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(2,678,925)	6,720,362

Net increase in net assets from operations	$5,261,996	$14,440,597

Capital transactions —
Contributions	$10,149,570	$7,598,011
Withdrawals	(14,172,824)	(14,313,786)

Net decrease in net assets from capital transactions	$(4,023,254)	$(6,715,775)

Net increase in net assets	$1,238,742	$7,724,822

Net Assets

At beginning of period	$75,154,988	$67,430,166

At end of period	$76,393,730	$75,154,988

See Notes to Financial Statements.
20

Special Equities Portfolio

June 30, 2011

Supplementary Data

	Six Months Ended		Year Ended December 31,
	June 30, 2011
Ratios/Supplemental Data	(Unaudited)		2010		2009	2008	2007	2006

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.77	%(2)	0.78%		0.79%	0.79%	0.79%	0.82	%(3)
Net investment income (loss)	0.06	%(2)(4)	0.52	%(5)	(0.11)%	(0.16)%	(0.22)%	(0.07)%
Portfolio Turnover	48	%(6)	78%		77%	95%	72%	98%

Total Return	7.45	%(6)	24.70%		36.12%	(41.63)%	22.90%	17.67%

Net assets, end of period (000’s omitted)	$76,394		$75,155		$67,430	$60,590	$61,177	$45,039

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(2)	Annualized.
(3)	The investment adviser waived a portion of its investment adviser fee (equal to less than 0.01% of average daily net assets for the year ended December 31, 2006).
(4)	Includes a special dividend equal to 0.24% of average daily net assets.
(5)	Includes a special dividend equal to 0.15% of average daily net assets.
(6)	Not annualized.

See Notes to Financial Statements.
21

Special Equities Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Special Equities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide growth of capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2011, Eaton Vance Special Equities Fund held a 92.7% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of June 30, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

22

Special Equities Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets and is payable monthly. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended June 30, 2011, the Portfolio’s investment adviser fee amounted to $247,505.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $37,179,726 and $41,931,808, respectively, for the six months ended June 30, 2011.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$59,416,545

Gross unrealized appreciation	$17,822,948
Gross unrealized depreciation	(1,525,188)

Net unrealized appreciation	$16,297,760

5 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee

23

Special Equities Portfolio

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2011.

6 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$74,258,898	$—	$—	$74,258,898
Short-Term Investments	—	1,455,407	—	1,455,407

Total Investments	$74,258,898	$1,455,407	$—	$75,714,305

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

24

Eaton Vance
Special Equities Fund

June 30, 2011

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 25, 2011, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2011. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield data and Sharpe and information ratios where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and/or the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2011, with respect to one

25

Eaton Vance
Special Equities Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, fifteen, seven, eight and twelve times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Special Equities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Special Equities Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2010 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

26

Eaton Vance
Special Equities Fund

June 30, 2011

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2010, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale.

27

Eaton Vance
Special Equities Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Special Equities Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Special Equities Portfolio

Nancy B. Tooke President Duncan W. Richardson Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Special Equities Fund and Special Equities Portfolio

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

28

Eaton Vance
Special Equities Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Special Equities Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Special Equities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

172-8/11	SESRC

Eaton Vance Parametric Option Absolute Return Strategy Fund Semiannual Report June 30, 2011

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2011
Eaton Vance
Parametric Option Absolute Return Strategy Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	23

Important Notices	24

Eaton Vance
Parametric Option Absolute Return Strategy Fund
June 30, 2011
Performance1
Portfolio Managers Thomas H. Luster, CFA; Maria Cappellano; Kenneth Everding, Ph.D.; Jonathan Orseck

	Class A	Class C	Class I
Symbol	EOAAX	EOACX	EOAIX
Inception Date	9/30/10	9/30/10	9/30/10

% Average Annual Total Returns at net asset value (NAV)

Six Months	4.87	4.58	4.96
Since Inception	5.46	4.96	5.66

% SEC Average Annual Total Returns with maximum sales charge

Six Months	-0.11	3.58	4.96
Since Inception	0.44	3.96	5.66

% Maximum Sales Charge	Class A	Class C	Class I

	4.75	1.00	None

% Total Annual Operating Expense Ratios[2]	Class A	Class C	Class I

Gross	3.20	3.95	2.95
Net	1.75	2.50	1.50

Comparative Performance[3]			% Return

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

Six Months			0.08
Since Inception (9/30/10)			0.13

Lipper Absolute Return Funds Average*

Six Months			0.52
Since Inception (9/30/10)			2.71

*	Source: Lipper.
See Endnotes and Additional Disclosures on page 4.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in NAV or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance
Parametric Option Absolute Return Strategy Fund
June 30, 2011
Fund Profile
See Endnotes and Additional Disclosures on page 4.

3

Eaton Vance
Parametric Option Absolute Return Strategy Fund
June 30, 2011
Endnotes and Additional Disclosures
1.	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. SEC Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

2.	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 4/30/12. Without this expense reimbursement performance would have been lower.

3.	BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. Unless otherwise stated, indices do not reflect any applicable sales charges, commissions, leverage, taxes or other expenses of investing. It is not possible to invest directly in an index or Lipper classification. Lipper Average reflects the average annual total return of funds in the same Lipper classification as the Fund.

Fund profile subject to change due to active management.

Notice to Shareholders

Effective May 1, 2011, the Fund changed its name from Eaton Vance Option Absolute Return Strategy Fund to Eaton Vance Parametric Option Absolute Return Strategy Fund.

4

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 – June 30, 2011).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning	Ending	Expenses Paid		Annualized
	Account Value	Account Value	During Period*		Expense
	(1/1/11)	(6/30/11)	(1/1/11 – 6/30/11)		Ratio

Actual
Class A	$1,000.00	$1,048.70	$8.89	**	1.75%
Class C	$1,000.00	$1,045.80	$12.68	**	2.50%
Class I	$1,000.00	$1,049.60	$7.62	**	1.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.10	$8.75	**	1.75%
Class C	$1,000.00	$1,012.40	$12.47	**	2.50%
Class I	$1,000.00	$1,017.40	$7.50	**	1.50%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2010.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 38.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Agriculture — 0.3%

Archer Daniels Midland Co., 0.422%, 8/13/12(1)	$160	$160,346

		$160,346

Banks — 19.5%

Abbey National Treasury Services PLC, 0.649%, 1/20/12(1)	$215	$214,450
American Express Co., 0.316%, 5/29/12(1)	100	99,794
American Express Co., 0.34%, 6/12/12(1)	250	249,559
American Express Co., 5.25%, 9/12/11	150	151,300
American Express Co., MTN, 1.886%, 6/19/13(1)	100	102,195
Australia and New Zealand Banking Group, Ltd., MTN, 0.474%, 12/1/11(1)(2)	250	250,215
Bank of America Corp., 0.75%, 9/11/12(1)	315	314,624
Bank of America Corp., MTN, 1.693%, 1/30/14(1)	250	250,765
Bank of Montreal, 0.743%, 4/29/14	250	250,493
Bank of Montreal, 2.125%, 6/28/13	250	255,990
Bank of New York Mellon, Inc., 6.375%, 4/1/12	125	130,472
Barclays Bank PLC, 1.323%, 1/13/14(1)	225	225,841
Barclays Bank PLC, 2.50%, 1/23/13	156	158,906
BB&T Corp., 4.75%, 10/1/12	200	208,480
BB&T Corp., MTN, 3.85%, 7/27/12	305	315,113
BlackRock, Inc., 0.558%, 5/24/13(1)	200	200,079
BNP Paribas, 1.19%, 1/10/14(1)	200	198,670
BNP Paribas, MTN, 1.25%, 6/11/12(1)	200	200,818
Citigroup, Inc., 0.377%, 3/7/14(1)	250	240,972
Citigroup, Inc., 2.262%, 8/13/13(1)	250	254,838
Citigroup, Inc., 5.10%, 9/29/11	200	202,101
Citigroup, Inc., 5.25%, 2/27/12	100	102,915
Credit Suisse USA, Inc., 0.535%, 4/12/13(1)	270	269,420
Credit Suisse USA, Inc., 2.20%, 1/14/14	200	202,676
Fifth Third Bank, 0.371%, 5/17/13(1)	400	393,929
Goldman Sachs Group, Inc., 0.846%, 9/29/14(1)	255	249,140
Goldman Sachs Group, Inc., 1.268%, 2/7/14(1)	125	124,057
Goldman Sachs Group, Inc., 5.45%, 11/1/12	100	105,708
Goldman Sachs Group, Inc., MTN, 0.45%, 2/6/12(1)	125	124,998
Goldman Sachs Group, Inc., MTN, 0.694%, 10/7/11(1)	100	100,088
HSBC Finance Corp., 0.528%, 1/15/14(1)	260	255,911
HSBC Finance Corp., 0.544%, 4/24/12(1)	80	79,940
HSBC Finance Corp., 0.625%, 7/19/12(1)	125	124,967
JPMorgan Chase & Co., 0.996%, 9/30/13(1)	225	226,680
JPMorgan Chase & Co., 5.75%, 1/2/13	125	133,272
JPMorgan Chase & Co., MTN, 1.074%, 1/24/14(1)	200	200,661
Mercantile Safe Deposit & Trust Co., 5.70%, 11/15/11	100	101,744
Merrill Lynch & Co., Inc., 6.05%, 8/15/12	225	236,899
Morgan Stanley, 1.253%, 4/29/13(1)	325	324,584
Morgan Stanley, MTN, 0.59%, 1/9/14(1)	225	219,497
National Australia Bank, 2.50%, 1/8/13(2)	250	254,872
National City Bank, 6.20%, 12/15/11	205	210,042
National City Bank, 7.25%, 10/21/11	150	152,820
PNC Funding Corp., 0.473%, 1/31/14(1)	175	174,005
Royal Bank of Canada, 0.575%, 4/17/14	250	250,275
Royal Bank of Canada, 1.125%, 1/15/14	250	252,588
Royal Bank of Scotland PLC, 2.679%, 8/23/13(1)	175	179,604
Societe Generale North America, 1.326%, 4/11/14(1)(2)	250	247,842
Sovereign Bank, 5.125%, 3/15/13	150	155,641
State Street Corp., 0.452%, 12/8/15(1)	200	193,099
State Street Corp., 0.602%, 3/7/14(1)	150	150,096
US Bank NA, 0.561%, 10/14/14(1)	125	124,152
US Bank NA, 1.375%, 9/13/13	150	150,728
US Bank NA, 6.375%, 8/1/11	125	125,528
Wachovia Corp., 0.653%, 11/3/14(1)	330	324,731
Wachovia Corp., MTN, 5.50%, 5/1/13	200	215,127

		$11,213,911

Beverages — 2.7%

Anheuser Busch Cos., Inc., 2.50%, 3/26/13	$350	$358,753
Anheuser Busch Cos., Inc., 4.70%, 4/15/12	200	206,300
Bottling Group, LLC, 4.625%, 11/15/12	95	100,129
Coca-Cola Refreshments USA, Inc., 0.311%, 5/15/12(1)	100	100,117
Coca-Cola Refreshments USA, Inc., 1.125%, 11/12/13	225	224,865
Coca-Cola Refreshments USA, Inc., 6.125%, 8/15/11	25	25,164
Coca-Cola Refreshments USA, Inc., 8.50%, 2/1/12	125	130,826
Diageo Capital PLC, 5.125%, 1/30/12	233	239,309
Diageo Capital PLC, 9.00%, 8/15/11	200	201,861

		$1,587,324

Business Equipment and Services — 0.5%

eBay, Inc., 0.875%, 10/15/13	$300	$299,430

		$299,430

Communications Services — 1.2%

AT&T Corp., 7.30%, 11/15/11	$275	$281,687
Telefonica Emisiones SAU, 0.603%, 2/4/13(1)	200	197,043
Telefonica Emisiones SAU, 2.582%, 4/26/13	200	202,122

		$680,852

See Notes to Financial Statements.
6

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Computers — 0.8%

Hewlett Packard Co., 0.375%, 9/13/12(1)	$41	$41,050
Hewlett Packard Co., 0.654%, 5/30/14	250	251,372
Hewlett-Packard Co., 6.50%, 7/1/12	150	158,457

		$450,879

Drugs — 0.8%

Abbott Laboratories, 5.15%, 11/30/12	$92	$97,825
Merck & Co., Inc., 4.375%, 2/15/13	100	105,922
Merck & Co., Inc., 5.125%, 11/15/11	275	279,904

		$483,651

Energy — 0.9%

BP Capital Markets PLC, 1.55%, 8/11/11	$175	$175,187
Burlington Resources Finance, 6.50%, 12/1/11	99	101,456
Praxair, Inc., 6.375%, 4/1/12	230	240,135

		$516,778

Financial Services — 4.8%

Caterpillar Financial Services Corp., MTN, 0.42%, 2/22/13(1)	$150	$150,209
Caterpillar Financial Services Corp., MTN, 5.125%, 10/12/11	230	233,026
Caterpillar Financial Services Corp., MTN, 6.20%, 9/30/13	250	278,282
Daimler Finance NA, LLC, 7.30%, 1/15/12	110	113,844
Daimler Finance NA, LLC, MTN, 5.75%, 9/8/11	250	252,282
General Electric Capital Corp., 5.50%, 11/15/11	350	356,240
General Electric Capital Corp., MTN, 0.397%, 9/15/14(1)	205	200,966
General Electric Capital Corp., MTN, 1.246%, 9/23/13(1)	125	126,605
Household Financial Corp., 6.375%, 11/27/12	200	214,008
John Deere Capital Corp., MTN, 5.35%, 1/17/12	30	30,806
John Deere Capital Corp., MTN, 5.40%, 10/17/11	103	104,506
John Deere Capital Corp., MTN, 5.65%, 7/25/11	125	125,381
Procter & Gamble International Financial, 1.35%, 8/26/11	225	225,318
Western Union Co., 0.832%, 3/7/13(1)	250	251,526
Western Union Co., 5.40%, 11/17/11	100	101,812

		$2,764,811

Foods-Retail — 0.1%

McDonalds Corp., MTN, 5.75%, 3/1/12	$30	$31,076

		$31,076

Insurance — 3.2%

Allstate Corp., 6.125%, 2/15/12	$225	$232,621
Berkshire Hathaway Financial Corp., 5.00%, 8/15/13	300	324,118
Lincoln National Corp., 6.20%, 12/15/11	275	281,740
MetLife, Inc., 1.52%, 8/6/13(1)	125	126,399
MetLife, Inc., 6.125%, 12/1/11	485	495,907
Prudential Financial, Inc., 3.625%, 9/17/12	150	154,018
Prudential Financial, Inc., MTN, 4.50%, 7/15/13	150	158,263
Prudential Financial, Inc., MTN, 5.10%, 12/14/11	85	86,538

		$1,859,604

Multimedia — 0.6%

Walt Disney Co. (The), 4.70%, 12/1/12	$100	$105,650
Walt Disney Co. (The), MTN, 5.70%, 7/15/11	230	230,333

		$335,983

Real Estate Investment Trusts (REITs) — 0.3%

Boston Properties LP., 6.25%, 1/15/13	$150	$161,056

		$161,056

Retail-Specialty and Apparel — 0.4%

Target Corp., 5.875%, 3/1/12	$250	$259,208

		$259,208

Tobacco — 0.6%

Philip Morris International, Inc., 4.875%, 5/16/13	$300	$321,906

		$321,906

Utilities — 2.0%

Duke Energy Co., 6.25%, 1/15/12	$148	$152,479
Georgia Power Co., 0.567%, 3/15/13(1)	38	38,107
Southern Co., 5.30%, 1/15/12	160	164,036
Virginia Electric & Power Co., 4.75%, 3/1/13	250	265,625
Virginia Electric & Power Co., 5.10%, 11/30/12	300	317,792
XTO Energy, Inc., 7.50%, 4/15/12	200	210,733

		$1,148,772

Total Corporate Bonds & Notes
(identified cost $22,231,018)		$22,275,587

See Notes to Financial Statements.
7

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 3.4%

	Principal
	Amount
Security	(000’s omitted)	Value

ASC, Series 1996-MD6, Class A7, 8.631%, 11/13/29	$81	$81,214
BACM, Series 2002-2, Class A3, 5.118%, 7/11/43	111	113,203
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	131	134,825
BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	131	131,570
BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	72	72,074
CSFB, Series 2002-CKP1, Class A3, 6.439%, 12/15/35	45	45,835
CSFB, Series 2004-C3, Class A3, 4.302%, 7/15/36	77	76,724
GCCFC, Series 2003-C2, Class A3, 4.533%, 1/5/36	98	99,215
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	157	159,110
GMACC, Series 2003-C2, Class A1, 4.576%, 5/10/40	139	144,302
GMACC, Series 2004-C2, Class A2, 4.76%, 8/10/38	86	85,759
JPMCC, Series 2003-C1, Class A2, 4.985%, 1/12/37	170	177,906
JPMCC, Series 2005-CB11, Class A3, 5.197%, 8/12/37	92	93,392
LB-UBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	139	140,582
LB-UBS, Series 2004-C8, Class A4, 4.51%, 12/15/29	122	122,277
LB-UBS, Series 2005-C1, Class A2, 4.31%, 2/15/30	18	18,553
MSC, Series 2003-HQ2, Class A2, 4.92%, 3/12/35	135	141,657
MSC, Series 2003-IQ5, Class A4, 5.01%, 4/15/38	117	123,144

Total Commercial Mortgage-Backed Securities
(identified cost $1,972,633)		$1,961,342

U.S. Government Agency Obligations — 35.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal National Mortgage Association, 0.34%, 1/27/15(1)	$5,000	$5,016,615
Federal National Mortgage Association, 0.625%, 4/14/14	2,000	2,000,700
Federal National Mortgage Association, 1.00%, 11/29/13	1,500	1,503,693
Federal National Mortgage Association, 1.30%, 3/28/14	400	400,966
Federal National Mortgage Association, PAC CMO, Series 2003-129, Class PW, 4.50%, 7/25/33	253	259,251
Federal Farm Credit Bank, 0.195%, 5/23/12	1,500	1,500,844
Federal Home Loan Bank, 0.625%, 4/26/13	150	150,041
Federal Home Loan Bank, 1.00% to 12/14/11 and 3.00% thereafter, 12/14/12	250	250,997
Federal Home Loan Bank, 1.05%, 11/25/13	5,000	5,006,060
Federal Home Loan Mortgage Corp., 0.146%, 2/16/12(1)	195	195,068
Federal Home Loan Mortgage Corp., 0.17%, 5/11/12(1)	1,000	1,000,571
Federal Home Loan Mortgage Corp., 0.26%, 1/10/13(1)	2,200	2,203,016
Federal Home Loan Mortgage Corp., 2.00%, 4/19/13	500	502,886
Federal Home Loan Mortgage Corp., 2.05%, 11/14/13	120	120,621
Federal Home Loan Mortgage Corp., PAC CMO, Series 3047, Class OB, 5.50%, 12/15/33	218	229,674

Total U.S. Government Agency Obligations
(identified cost $20,333,852)		$20,341,003

U.S. Treasury Obligations — 18.6%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Note, 0.375%, 6/30/13	$500	$499,143
U.S. Treasury Note, 0.625%, 6/30/12	5,500	5,522,368
U.S. Treasury Note, 0.625%, 7/31/12	2,000	2,008,434
U.S. Treasury Note, 0.625%, 12/31/12	1,250	1,255,128
U.S. Treasury Note, 1.375%, 2/15/13	1,400	1,422,368

Total U.S. Treasury Obligations
(identified cost $10,706,739)		$10,707,441

Call Options Purchased — 0.1%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	76	$1,380	7/16/11	$4,370
S&P 500 Index FLEX	56	1,410	7/1/11	0
S&P 500 Index FLEX	73	1,385	7/6/11	4
S&P 500 Index FLEX	73	1,385	7/7/11	14
S&P 500 Index FLEX	74	1,370	7/8/11	741
S&P 500 Index FLEX	75	1,385	7/12/11	599
S&P 500 Index FLEX	76	1,375	7/14/11	3,294
S&P 500 Index FLEX	77	1,390	7/19/11	2,524
S&P 500 Index FLEX	78	1,370	7/21/11	13,799
S&P 500 Index FLEX	78	1,380	7/22/11	8,002
S&P 500 Index FLEX	78	1,390	7/26/11	6,701
S&P 500 Index FLEX	73	1,402	7/27/11	3,594

Total Call Options Purchased
(identified cost $35,389)				$43,642

See Notes to Financial Statements.
8

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

Put Options Purchased — 0.0%(3)

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	76	$1,140	7/16/11	$2,660
S&P 500 Index FLEX	56	1,175	7/1/11	0
S&P 500 Index FLEX	73	1,160	7/6/11	0
S&P 500 Index FLEX	73	1,160	7/7/11	0
S&P 500 Index FLEX	74	1,135	7/8/11	0
S&P 500 Index FLEX	75	1,160	7/12/11	94
S&P 500 Index FLEX	76	1,135	7/14/11	97
S&P 500 Index FLEX	77	1,160	7/19/11	1,628
S&P 500 Index FLEX	78	1,130	7/21/11	1,129
S&P 500 Index FLEX	78	1,140	7/22/11	1,869
S&P 500 Index FLEX	78	1,155	7/26/11	5,281
S&P 500 Index FLEX	73	1,185	7/27/11	10,288

Total Put Options Purchased
(identified cost $262,184)				$23,046

Short-Term Investments — 5.2%

Certificates of Deposit — 1.3%

	Principal
	Amount
Security	(000’s omitted)	Value

Abbey National NA, 1.573%, 4/25/13	$250	$250,137
Banco Bilbao Vizcaya, 0.453%, 7/29/11(1)	250	250,028
Bank of Nova Scotia, 0.576%, 10/18/12(1)	250	250,326

		$750,491

Commercial Paper — 0.4%

	Principal
	Amount
Security	(000’s omitted)	Value

Societe Generale North America, 0.50%, 8/18/11	$200	$199,867

Other Securities — 3.5%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.11%(4)	$2,023	$2,023,326

Total Short-Term Investments
(identified cost $2,973,051)		$2,973,684

Total Investments — 101.4%
(identified cost $58,514,866)		$58,325,745

Call Options Written — (2.1)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	76	$1,320	7/16/11	$(107,160)
S&P 500 Index FLEX	56	1,345	7/1/11	(59)
S&P 500 Index FLEX	73	1,325	7/6/11	(58,541)
S&P 500 Index FLEX	73	1,325	7/7/11	(62,411)
S&P 500 Index FLEX	74	1,310	7/8/11	(132,507)
S&P 500 Index FLEX	75	1,325	7/12/11	(86,034)
S&P 500 Index FLEX	76	1,315	7/14/11	(137,087)
S&P 500 Index FLEX	77	1,330	7/19/11	(94,073)
S&P 500 Index FLEX	78	1,310	7/21/11	(190,051)
S&P 500 Index FLEX	78	1,320	7/22/11	(145,237)
S&P 500 Index FLEX	78	1,330	7/26/11	(115,740)
S&P 500 Index FLEX	73	1,337	7/27/11	(87,460)

Total Call Options Written
(premiums received $541,726)				$(1,216,360)

Put Options Written — (0.2)%

	Number of	Strike	Expiration
Description	Contracts	Price	Date	Value

S&P 500 Index	76	$1,200	7/16/11	$(5,890)
S&P 500 Index FLEX	56	1,240	7/1/11	0
S&P 500 Index FLEX	73	1,220	7/6/11	(32)
S&P 500 Index FLEX	73	1,220	7/7/11	(95)
S&P 500 Index FLEX	74	1,195	7/8/11	(29)
S&P 500 Index FLEX	75	1,220	7/12/11	(1,912)
S&P 500 Index FLEX	76	1,195	7/14/11	(1,281)
S&P 500 Index FLEX	77	1,220	7/19/11	(9,159)
S&P 500 Index FLEX	78	1,190	7/21/11	(5,644)
S&P 500 Index FLEX	78	1,200	7/22/11	(8,407)
S&P 500 Index FLEX	78	1,215	7/26/11	(18,122)
S&P 500 Index FLEX	73	1,250	7/27/11	(36,583)

Total Put Options Written
(premiums received $676,152)				$(87,154)

Other Assets, Less Liabilities — 0.9%				$514,724

Net Assets — 100.0%				$57,536,955

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

See Notes to Financial Statements.
9

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Portfolio of Investments (Unaudited) — continued

ASC	- Asset Securitization Corp.
BACM	- Bank of America Commercial Mortgage, Inc.
BSCMS	- Bear Stearns Commercial Mortgage Securities, Inc.
CMO	- Collateralized Mortgage Obligations
CSFB	- Credit Suisse First Boston Mortgage Securities Corp.
FLEX	- FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.
GCCFC	- Greenwich Capital Commercial Funding Corp.
GECMC	- General Electric Commercial Mortgage Corp.
GMACC	- GMAC Commercial Mortgage Securities, Inc.
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	- LB-UBS Commercial Mortgage Trust
MSC	- Morgan Stanley Capital I
MTN	- Medium-Term Note
PAC	- Planned Amortization Class

(1)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2011.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2011, the aggregate value of these securities is $752,929 or 1.3% of the Fund’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2011.

See Notes to Financial Statements.
10

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2011

Unaffiliated investments, at value (identified cost, $56,491,540)	$56,302,419
Affiliated investment, at value (identified cost, $2,023,326)	2,023,326
Interest receivable	215,763
Interest receivable from affiliated investment	587
Receivable for Fund shares sold	444,146
Receivable from affiliate	1,887

Total assets	$58,988,128

Liabilities

Written options outstanding, at value (premiums received, $1,217,878)	$1,303,514
Payable for Fund shares redeemed	46,609
Payable to affiliates:
Investment adviser and administration fee	48,059
Distribution and service fees	4,237
Trustees’ fees	388
Accrued expenses	48,366

Total liabilities	$1,451,173

Net Assets	$57,536,955

Sources of Net Assets

Paid-in capital	$55,633,808
Accumulated net realized gain	2,322,034
Accumulated net investment loss	(144,130)
Net unrealized depreciation	(274,757)

Net Assets	$57,536,955

Class A Shares

Net Assets	$22,443,759
Shares Outstanding	2,134,578
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.51
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$11.03

Class C Shares

Net Assets	$169,020
Shares Outstanding	16,160
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.46

Class I Shares

Net Assets	$34,924,176
Shares Outstanding	3,315,790
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.
11

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	June 30, 2011

Interest	$167,143
Interest allocated from affiliated investment	1,515
Expenses allocated from affiliated investment	(169)

Total investment income	$168,489

Expenses

Investment adviser and administration fee	$216,820
Distribution and service fees
Class A	16,108
Class C	136
Trustees’ fees and expenses	1,037
Custodian fee	51,447
Transfer and dividend disbursing agent fees	10,121
Legal and accounting services	20,368
Printing and postage	6,121
Registration fees	26,496

Total expenses	$348,654

Deduct —
Allocation of expenses to affiliate	$35,749
Reduction of custodian fee	20

Total expense reductions	$35,769

Net expenses	$312,885

Net investment loss	$(144,396)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(934,989)
Investment transactions allocated from affiliated investment	72
Written options	3,345,167

Net realized gain	$2,410,250

Change in unrealized appreciation (depreciation) —
Investments	$(129,898)
Written options	(244,856)

Net change in unrealized appreciation (depreciation)	$(374,754)

Net realized and unrealized gain	$2,035,496

Net increase in net assets from operations	$1,891,100

See Notes to Financial Statements.
12

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2011	Period Ended
Increase (Decrease) in Net Assets	(Unaudited)	December 31, 2010(1)

From operations —
Net investment loss	$(144,396)	$(74,881)
Net realized gain from investment transactions and written options	2,410,250	103,889
Net change in unrealized appreciation (depreciation) from investments and written options	(374,754)	99,997

Net increase in net assets from operations	$1,891,100	$129,005

Distributions to shareholders —
From net realized gain
Class A	$(18,731)	$(11,400)
Class C	(36)	(17)
Class I	(44,808)	(41,985)

Total distributions to shareholders	$(63,575)	$(53,402)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$16,629,177	$7,152,022
Class C	158,691	10,000
Class I	8,617,840	24,990,948
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	18,713	11,384
Class C	18	—
Class I	94	18
Cost of shares redeemed
Class A	(1,906,703)	(38,725)
Class I	(9,650)	—

Net increase in net assets from Fund share transactions	$23,508,180	$32,125,647

Net increase in net assets	$25,335,705	$32,201,250

Net Assets

At beginning of period	$32,201,250	$—

At end of period	$57,536,955	$32,201,250

Accumulated net investment loss

At end of period	$(144,130)	$266

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.

See Notes to Financial Statements.
13

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Financial Highlights

	Class A

	Six Months Ended
	June 30, 2011		Period Ended
	(Unaudited)		December 31, 2010(1)

Net asset value — Beginning of period	$10.040		$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.044)		$(0.028)
Net realized and unrealized gain	0.532		0.085

Total income from operations	$0.488		$0.057

Less Distributions

From net realized gain	$(0.018)		$(0.017)

Total distributions	$(0.018)		$(0.017)

Net asset value — End of period	$10.510		$10.040

Total Return(3)	4.87	%(4)	0.57	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,444		$7,080
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.75	%(7)	1.75	%(7)
Net investment loss	(0.86	)%(7)	(1.10	)%(7)
Portfolio Turnover	63	%(4)	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.18% and 1.45% of average daily net assets for the six months ended June 30, 2011 and from the start of business, September 30, 2010, to December 31, 2010). Absent this reimbursement, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
14

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Financial Highlights — continued

	Class C

	Six Months Ended
	June 30, 2011		Period Ended
	(Unaudited)		December 31, 2010(1)

Net asset value — Beginning of period	$10.020		$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.081)		$(0.054)
Net realized and unrealized gain	0.539		0.091

Total income from operations	$0.458		$0.037

Less Distributions

From net realized gain	$(0.018)		$(0.017)

Total distributions	$(0.018)		$(0.017)

Net asset value — End of period	$10.460		$10.020

Total Return(3)	4.58	%(4)	0.37	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$169		$10
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	2.50	%(7)	2.50	%(7)
Net investment loss	(1.58	)%(7)	(2.11	)%(7)
Portfolio Turnover	63	%(4)	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.18% and 1.45% of average daily net assets for the six months ended June 30, 2011 and from the start of business, September 30, 2010, to December 31, 2010). Absent this reimbursement, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
15

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Financial Highlights — continued

	Class I

	Six Months Ended
	June 30, 2011		Period Ended
	(Unaudited)		December 31, 2010(1)

Net asset value — Beginning of period	$10.050		$10.000

Income (Loss) From Operations

Net investment loss(2)	$(0.034)		$(0.028)
Net realized and unrealized gain	0.532		0.095

Total income from operations	$0.498		$0.067

Less Distributions

From net realized gain	$(0.018)		$(0.017)

Total distributions	$(0.018)		$(0.017)

Net asset value — End of period	$10.530		$10.050

Total Return(3)	4.96	%(4)	0.67	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,924		$25,112
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)	1.50	%(7)	1.50	%(7)
Net investment loss	(0.66	)%(7)	(1.09	)%(7)
Portfolio Turnover	63	%(4)	31	%(4)

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.18% and 1.45% of average daily net assets for the six months ended June 30, 2011 and from the start of business, September 30, 2010, to December 31, 2010). Absent this reimbursement, total return would be lower.
(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(7)	Annualized.

See Notes to Financial Statements.
16

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Parametric Option Absolute Return Strategy Fund (formerly, Eaton Vance Option Absolute Return Strategy Fund) (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on September 30, 2010. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options (including options on securities, indices and foreign currencies) and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from September 30, 2010 to December 31, 2010 remains subject to examination by the Internal Revenue Service.

E Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

17

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

K Interim Financial Statements — The interim financial statements relating to June 30, 2011 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3 Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. For the six months ended June 30, 2011, the investment adviser and administration fee amount to $216,820 or 1.10% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund’s options strategy to Parametric Risk Advisors LLC (PRA), an indirect affiliate of EVM. EVM pays PRA a portion of its adviser and administration fee for sub-advisory services provided to the Fund. EVM has agreed to reimburse the Fund’s expenses

18

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

to the extent that total annual operating expenses exceed 1.75%, 2.50% and 1.50% of the average daily net assets of Class A, Class C and Class I, respectively, through April 30, 2012. Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM waived $35,749 for the six months ended June 30, 2011.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended June 30, 2011, EVM earned $107 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,250 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2011. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4 Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fee paid or accrued to EVD for the six months ended June 30, 2011 amounted to $16,108 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended June 30, 2011, the Fund paid or accrued to EVD $102 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended June 30, 2011 amounted to $34 for Class C shares.

5 Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2011, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including paydowns, for the six months ended June 30, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$14,187,683	$2,553,767
U.S. Government and Agency Securities	35,063,491	14,037,220

	$49,251,174	$16,590,987

19

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Six Months Ended
	June 30, 2011	Period Ended
Class A	(Unaudited)	December 31, 2010(1)

Sales	1,612,255	707,638
Issued to shareholders electing to receive payments of distributions in Fund shares	1,844	1,136
Redemptions	(184,454)	(3,841)

Net increase	1,429,645	704,933

	Six Months Ended
	June 30, 2011	Period Ended
Class C	(Unaudited)	December 31, 2010(1)

Sales	15,158	1,000
Issued to shareholders electing to receive payments of distributions in Fund shares	2	–

Net increase	15,160	1,000

	Six Months Ended
	June 30, 2011	Period Ended
Class I	(Unaudited)	December 31, 2010(1)

Sales	817,630	2,499,079
Issued to shareholders electing to receive payments of distributions in Fund shares	9	2
Redemptions	(930)	–

Net increase	816,709	2,499,081

(1)	For the period from the start of business, September 30, 2010, to December 31, 2010.

At June 30, 2011, an affiliate of EVM owned 45.7% of the outstanding shares of the Fund.

8 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,547,739

Gross unrealized appreciation	$75,789
Gross unrealized depreciation	(297,783)

Net unrealized depreciation	$(221,994)

9 Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The

20

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at June 30, 2011 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2011 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	1,018	$585,740
Options written	7,996	5,000,603
Options terminated in closing purchase transactions	(1,170)	(733,563)
Options expired	(6,070)	(3,634,902)

Outstanding, end of period	1,774	$1,217,878

At June 30, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into a series of S&P 500 written call and put option spread transactions to enhance return while limiting any potential loss. A written call option spread on a stock index consists of selling call options on the index and buying an equal number of call options on the same index and with the same expiration, but with a higher exercise price. A written put option spread on a stock index consists of selling put options on an index and buying an equal number of put options on the same index and with the same expiration, but with a lower exercise price. Any net premiums received are reduced by the premiums paid on the purchased options. The risk of loss if written options expire in the money is limited to the difference in exercise price of the written and purchased option positions. The Fund’s use of option spreads rather than stand alone options, staggering roll dates across the option position portfolio, and utilizing exchange-traded options guaranteed by the Options Clearing Corporation, a market clearinghouse, serve to mitigate risk in its option strategy.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2011 was as follows:

	Fair Value
	Asset Derivative		Liability Derivative

Purchased options	$66,688	(1)	$—
Written options	—		(1,303,514	)(2)

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2011 was as follows:

	Realized Gain (Loss)	Change in Unrealized
	on Derivatives Recognized	Appreciation (Depreciation) on
Derivative	in Income(1)	Derivatives Recognized in Income(2)

Purchased options	$(940,964)	$(145,076)
Written options	3,345,167	(244,856)

(1)	Statement of Operations location: Investment transactions and Written options, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments and Written options, respectively.

The average number of purchased option contracts outstanding during the six months ended June 30, 2011, which is indicative of the volume of this derivative type, was approximately 1,200 contracts.

21

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Notes to Financial Statements (Unaudited) — continued

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$22,275,587	$—	$22,275,587
Commercial Mortgage-Backed Securities	—	1,961,342	—	1,961,342
U.S. Government Agency Obligations	—	20,341,003	—	20,341,003
U.S. Treasury Obligations	—	10,707,441	—	10,707,441
Call Options Purchased	4,370	39,272	—	43,642
Put Options Purchased	2,660	20,386	—	23,046
Short-Term Investments —
Certificates of Deposit	—	750,491	—	750,491
Commercial Paper	—	199,867	—	199,867
Other Securities	—	2,023,326	—	2,023,326

Total Investments	$7,030	$58,318,715	$—	$58,325,745

Liability Description

Call Options Written	$(107,160)	$(1,109,200)	$—	$(1,216,360)
Put Options Written	(5,890)	(81,264)	—	(87,154)

Total	$(113,050)	$(1,190,464)	$—	$(1,303,514)

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At June 30, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

11 Name Change

Effective May 1, 2011, the name of the Fund was changed from Eaton Vance Option Absolute Return Strategy Fund.

22

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

Officers and Trustees

Officers of Eaton Vance Parametric Option Absolute Return Strategy Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Parametric Option Absolute Return Strategy Fund

Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout

*	Interested Trustee

23

Eaton Vance
Parametric Option Absolute Return Strategy Fund

June 30, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser
Parametric Risk Advisors LLC
274 Riverside Avenue
Westport, CT 06880

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4967-8/11	OARSSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson

Duncan W. Richardson President

Date:	August 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell Treasurer

Date:	August 23, 2011

By:	/s/ Duncan W. Richardson

Duncan W. Richardson President

Date:	August 23, 2011